As filed with the Securities and Exchange Commission on April 18, 2003
                                      Registration Nos. 333-01153; 811-07549


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        (X)
                   PRE-EFFECTIVE AMENDMENT NO.                              ( )
                                               -----
                   POST-EFFECTIVE AMENDMENT NO.  9                          (X)
                                               -----

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                         (X)
                                 Amendment No.   19
                                               ------                       (X)
                           (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space)
         Immediately upon filing pursuant to paragraph (b) of Rule 485.
------
   X     On May 1, 2003, pursuant to paragraph (b) of Rule 485.
------
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
------
         On __________, pursuant to paragraph (a)(1) of Rule 485.
------


If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a
------
        previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts





                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS





                            Schwab Select Annuity(R)
         A flexible premium deferred variable and fixed annuity contract

                                    Issued by
                   Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview

This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A"). Both will be referred to as the "Contract" throughout this Prospectus.


How to Invest
The minimum initial investment (a "Contribution") is:
o  $5,000
o  $2,000 if an Individual Retirement Account ("IRA")
o  $1,000 if subsequent Contributions are made via Automatic Contribution
   Plan

The minimum subsequent Contribution is:
o  $500 per Contribution
o  $100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account (the "Series Account") which invest in the following Portfolios:
o  Alger American Growth Portfolio - Class O Shares
o  American Century VP International Fund - Original Class Shares
o  Baron Capital Asset Fund: Insurance Shares
o  Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o  Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o  Federated American Leaders Fund II - Primary Shares
o  Federated Fund for U.S. Government Securities II
o  Federated Capital Income Fund II (formerly the Federated Utility Fund II)
o  INVESCO VIF-Core Equity Fund
o  INVESCO VIF-High Yield Fund
o  INVESCO VIF-Technology Fund
o  Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o  Janus Aspen Series Growth Portfolio - Institutional Shares
o  Janus Aspen Series International Growth Portfolio - Institutional Shares
o  Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o  Prudential Series Fund Equity Class II Portfolio
o  SAFECO RST Equity Portfolio
o  SAFECO RST Growth Opportunities Portfolio
o  Schwab MarketTrack Growth Portfolio II
o  Schwab Money Market Portfolio

o  Schwab S&P 500 Portfolio
o  Scudder Variable Series I

   Capital Growth Portfolio - Class A Shares
o  Scudder Variable Series I
   Growth and Income Portfolio - Class A Shares
o  Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
o  Scudder VIT Small Cap Index Fund - Class A Shares
o  Strong Multi Cap Value Fund II
o Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


                                   May 1, 2003



You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.


However, your Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" and "Market Value Adjustment" on page ___.



For account information, please contact:

     Annuity Administration Department
     P.O. Box 173920
     Denver, Colorado 80217-3920
     800-838-0650


This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2003 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page ___ of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

--------------------------------------------------------------------------------
Table of Contents

Definitions................................................
Summary....................................................

   How to contact Schwab...................................
Variable Annuity Fee Tables................................
Example....................................................
Condensed Financial Information............................
Great-West Life & Annuity Insurance
Company....................................................
The Series Account.........................................
The Portfolios.............................................

   Meeting Investment Objectives...........................
   Where to Find More Information About the
   Portfolios..............................................
   Addition, Deletion or Substitution......................
The Guarantee Period Fund..................................
   Investments of the Guarantee Period Fund................
   Subsequent Guarantee Periods............................
Breaking a Guarantee Period................................
   Interest Rates..........................................
   Market Value Adjustment.................................
Application and Initial Contributions......................
Free Look Period...........................................
Subsequent Contributions...................................
Annuity Account Value......................................
Transfers..................................................
   Possible Restrictions...................................
   Automatic Custom Transfers..............................
Cash Withdrawals...........................................
   Withdrawals to Pay Investment Manager or
   Financial Advisor Fees..................................
   Tax Consequences of Withdrawals.........................
Telephone and Internet Transactions........................
Death Benefit..............................................
   Beneficiary.............................................
   Distribution of Death Benefit...........................
Charges and Deductions.....................................
   Mortality and Expense Risk Charge.......................
   Contract Maintenance Charge.............................
   Transfer Fees...........................................
   Expenses of the Portfolios..............................
   Premium Tax.............................................
Other Taxes................................................
Payout Options.............................................
   Periodic Withdrawals....................................
   Annuity Payouts.........................................
Seek Tax Advice............................................
Federal Tax Matters........................................
   Taxation of Annuities...................................
   Individual Retirement Annuities.........................
Assignments or Pledges.....................................
Performance Data...........................................
   Money Market Yield......................................
   Average Annual Total Return.............................
Distribution of the Contracts..............................
Voting Rights..............................................
Rights Reserved by Great-West..............................
Legal Proceedings..........................................
Legal Matters..............................................
Experts....................................................
Incorporation of Certain Documents by Reference and
Available Information Table of Contents of Statement
of Additional Information..................................
Appendix A--Condensed Financial
Information................................................
Appendix B--Market Value Adjustments.......................
Appendix C--Net Investment Factor..........................

--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.


Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.


Annuity Account--An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.


Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.


Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.


Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.


Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.


Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.


Contributions--The amount of money you invest or deposit into your annuity.


Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwab Select Annuity Structure


                             Your Annuity Account
                             --------------------

          Variable Account                          Fixed Account
          ----------------                          -------------

  Contains the money  you contribute      Contains the money you contribute to
   to variable investments options             fixed investments options
         (the Sub-Accounts).                  (the Guarantee Period Fund).


           Sub-Accounts                         Guarantee Period Fund
           ------------                         ---------------------

  Shares of the Portfolios are held       You can choose a guarantee period of
   in  Sub-Accounts. There is one                   one to ten years.
   Sub-Account for each Portfolio.

            Portfolios
            ----------


Your total Annuity Account can be made up of a variable and a fixed account.
--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.


Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.


Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.


Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.


Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.


Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.





Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").


Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.


Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any.


Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer--Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.


Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.


Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.


The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.


Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

--------------------------------------------------------------------------------

How to contact Schwab Insurance Services:

Schwab Insurance Services
101 Montgomery Street
San Francisco, CA 94104
Attention:  Insurance & Annuities Department
800-838-0650
--------------------------------------------------------------------------------


Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page ___ of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.


When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.


If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page ___.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page ___ of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                              None
(as a percentage of purchase payments)

Surrender Charge:                                             None
(as a percentage of purchase payments)

Maximum Transfer Charge (currently $0):                       $10*


*Applicable to each Transfer after the first twelve Transfers in each calendar year.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                            $25*











* The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

                         Series Account Annual Expenses
               (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                            0.85%

Account Fees and Expenses:                                    None

Total Series Account Annual Expenses:                         0.85%


The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses                 Minimum    Maximum

(Expenses that are deducted from Portfolio assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                  0.35%  -- 1.42%1




THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.




1 The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.00% and 1.42%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, would be:

         1 year            3 years          5 years           10 years
         $238              $769             $1,381            $3,334

The example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page ___ of this prospectus.

--------------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for each calendar year since inception. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.


--------------------------------------------------------------------------------
Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On February 17, 2003, Great-West Lifeco Inc. announced a definitive agreement to acquire Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products. Subject to required shareholder and regulatory approvals, the transaction is expected to close on or about July 10, 2003.


We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.


The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 44 Sub-Accounts, 27 of which are available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.


--------------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts.
 Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.


Each Portfolio:
o  holds its assets separate from the assets of the other Portfolios,
o  has its own distinct investment objective and policy, and
o  operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.


The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:


The Alger American Fund-- advised by Fred Alger Management, Inc. of New York, New York.


Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

American Century Variable Portfolios, Inc.-- advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

Baron Capital Funds Trust-- advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $5 billion.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.


Federated Insurance Series -- advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

Federated Capital Income Fund II (formerly the Federated Utility Fund II) seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential.


INVESCO Variable Investment Funds, Inc.-- advised by INVESCO Funds Group, Denver, Colorado.


INVESCO VIF-Core Equity Fund seeks high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in a combination of common and preferred stocks. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund are generally expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government and corporate bonds that are rated investment grade at the time of purchase. The Fund was formerly called the Industrial Income Portfolio and the Equity Income Fund.

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly called "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

INVESCO VIF-Technology Fund seeks capital growth and normally invests 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.


Janus Aspen Series -- advised by Janus Capital Management LLC of Denver,
Colorado.


Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.

Janus Aspen Series Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests under normal circumstances at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

Prudential Series Fund, Inc.-- advised by Prudential Investments LLC of Newark, New Jersey.

Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.


SAFECO Resource Series Trust -- advised by SAFECO Asset Management Company of Seattle, Washington.


SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio typically invests in common stocks of large established companies that are proven performers.

SAFECO RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital. The Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.


Schwab Annuity Portfolios-- advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.


Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I-- advised by Deutsche Investment Management (Americas), Inc. of New York, New York.

Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stocks of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index. In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.


Scudder Variable Series I Growth and Income Portfolio - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The Portfolio may invest up to 25% of its total assets in foreign securities. In choosing stocks for the Portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the Portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the Portfolio's benchmark index, the S&P 500. The Portfolio may invest in dividend paying and non-dividend paying stocks.

The Scudder Investment VIT Funds--- advised by Deutsche Asset Management (Americas), Inc. of New York, New York.

Scudder VIT EAFE(R) Equity Index Fund - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE(R) Index emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East and is a widely accepted benchmark of international stock performance.

Scudder VIT Small Cap Index Fund - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small company stock performance.

The Strong Variable Insurance Funds, Inc.-- advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Multi Cap Value Fund II invests, under normal conditions, at least 80% of its net assets in common stocks of small-, medium-, and large-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. The Fund may also invest up to 30% of its net assets in foreign securities. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

The Universal Institutional Funds, Inc. -- advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.




Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.


Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West and BenefitsCorp Equities, Inc. ("BCE") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.


If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.


Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.


--------------------------------------------------------------------------------
The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-utilized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.


Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.


Currently, Guarantee Periods with annual terms of one to ten years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page ___). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page ___.


Investments of the Guarantee
Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:
o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.
o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.


Subsequent Guarantee Periods

Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years following its Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.


--------------------------------------------------------------------------------

Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.


If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different from those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. The standard non-forfeiture rate in all states is 3%, except in Florida and Mississippi where it is 0%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.


Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:
o  surrender your investment in the Guarantee Period Fund;
o  transfer money from the Guarantee Period Fund;
o  partially withdraw money from the Guarantee Period Fund;
o  take a periodic withdrawal;
o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or
o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:


o  transfer to a Sub-Account offered under this Contract;
o  surrenders, partial withdrawals, annuitization or periodic withdrawals; or
o  a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.


--------------------------------------------------------------------------------
Application and Initial Contributions

The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.


--------------------------------------------------------------------------------
Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.


Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.


Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.


Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. During the free look period, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.


--------------------------------------------------------------------------------
Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be credited on the date received by the Annuity Administration Department at GWL&A if received before 4:00 p.m. Eastern Time and the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution
 Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account.

Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:
o   net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o   minus the daily mortality and expense risk charge,
o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
o   minus any applicable Transfer fees, and
o   minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a "valuation date"). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.


The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.


Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by Request to the Annuity Administration Department at Great-West.


Your Request must specify:
o  the amounts being Transferred;
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made; and
o  the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page ___. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.


For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer Requests be made by you and not by your designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.


Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter.

Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.


If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account.

Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.


Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.


--------------------------------------------------------------------------------
How dollar cost averaging works:

--------------------------------------------
  Month    Contribution   Units    Price per
                        Purchased    unit
  -------- ------------ ---------- ---------
  Jan.        $250         10       $25.00
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Feb.         250         12        20.83
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Mar.         250         20        12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Apr.         250         20        12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  May          250         15        16.67
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  June         250         12        20.83
  -------- ------------ ---------- ---------
   Average market value per unit $18.06
   Investor's average cost per unit $16.85


In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the twelve free Transfers.


--------------------------------------------------------------------------------

How Rebalancer works:


Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

                         Stocks 60%

                           Large Company 30%
                           Small Company 15%
                           International 15%

                         Bonds 30%

                         Cash 10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:


                         Stocks 75%

                           Large Company 35%
                           Small Company 20%
                           International 20%

                         Bonds 20%

                         Cash 5%


Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
--------------------------------------------------------------------------------




On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.


Rebalancer Transfers must meet the following conditions: o Your entire Variable Account Value must be included.

o You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
o You may not participate in dollar cost averaging and Rebalancer at the same time.


Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

--------------------------------------------------------------------------------
Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page ___.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.


The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
o  A partial withdrawal or a surrender will be effective upon the Transaction
   Date.
o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.


After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.


Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.


In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page ___.


If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or Internet. Transfer requests received before 4:00 p.m. Eastern Time will be made on that day at that day's unit value. Transfer requests received after 4:00 p.m. Eastern Time will be made on the next business day that we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
o requiring some form of personal identification prior to acting on instructions;
o  providing written confirmation of the transaction; and/or
o  tape recording the instructions given by telephone.


If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.


We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.


--------------------------------------------------------------------------------
Death Benefit
Before the Annuity Commencement Date, the Death Benefit, if any, will be equal to the greater of:


o the Annuity Account Value plus an MVA, if applicable, as of the date a Request for payout is received, less any

   Premium Tax, or
o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.


The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.


Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
o  payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value
o  payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.


In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.


If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:
o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
o such distributions begin not later than one year after the Owner's date of death.


If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin. If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.


Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.


If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.


In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

--------------------------------------------------------------------------------
Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.



As more fully described below, charges under the Contract are assessed only as deductions for:


o  Premium Tax, if applicable;
o  Certain Transfers;
o  a Contract Maintenance Charge; and
o  our assumption of mortality and expense risks.


Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.


We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.


If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.


Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.


Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on pages ___and ___.



Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.


Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.


--------------------------------------------------------------------------------
Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.


You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.



Periodic Withdrawals


You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.


In requesting periodic withdrawals, you must elect:
o  The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
o  A minimum withdrawal amount of at least $100.
o  The calendar day of the month on which withdrawals will be made.
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.


While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o  Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero;
o  The Annuity Account Value is zero;
o  You request that withdrawals stop; or
o  The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.




--------------------------------------------------------------------------------

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

--------------------------------------------------------------------------------

Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page ___and "Federal Tax Matters" on page ___ .


Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contribution. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed
period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

--------------------------------------------------------------------------------


Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.


If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.



Variable Annuity Units


The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.


Amount of Variable Payouts After the
First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.


Transfers After the Variable Annuity
Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:
o  no changes can be made in the payout option,
o  no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.


--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.
Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.
Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.
--------------------------------------------------------------------------------


Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.


Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.


----------------------------------------------

Seek Tax Advice


The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.


--------------------------------------------------------------------------------
Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.


--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------


Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.


Taxation of Annuities

Section 72 of the Code governs the taxation of annuities and distributions from IRAs. You, as a "natural person," will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a withdrawal of such portion. The taxable portion of a withdrawal (in the form of a single sum payout or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.


The rule also does not apply where:


o  The annuity Contract is acquired by the estate of a decedent.
o  The Contract is an Annuity IRA.
o  The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan.


o  The Contract is an immediate annuity.


The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal is taxed at ordinary income tax rates.


In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.


Annuity Payouts


Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable at ordinary income tax rates. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable.


Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o  Made on or after the date on which the Owner reaches age 59 1/2.

o  Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.


Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.


Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above. o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.


Distribution at Death


In order to be treated as an annuity contract, the terms of a non-Qualified Contract must provide the following two distribution rules:
o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.


If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.


Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments


For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."


Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the Owner would be taxable on the income and gains produced by those investments. The Company does not believe that an Owner of a Non-Qualified Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Non-Qualified Contract as may be required to maintain favorable tax treatment.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding


Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.


Section 1035 Exchanges


Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.


Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.


 If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.


--------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.


Money Market Yield

The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. It is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


Average Annual Total Return


The table on the following page illustrates standardized average annual total return for one- and five-year periods and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2002. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data utilize the same calculation method which reflects the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated from the inception date of the underlying Portfolio. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.

Average Annual Total Return as of 12/31/02 - Hypothetical $1,000 Contribution*

                                                     Standardized Performance Data
                                                      Length of Investment Period
Sub-Account                                         1 year      5 years       Since      Inception
                                                                            Inception     Date of
                                                                               of       Sub-Account
                                                                           Sub-Account

Alger American Growth - Class O Shares             -33.56%      -0.92%        3.21%      11/1/1996
American Century VP International - Original       -21.05%      -2.63%        1.22%      11/1/1996
Class Shares
Baron Capital Asset: Insurance Shares              -14.93%        NA          1.11%       5/3/1999
Dreyfus Variable Investment Fund  Appreciation     -17.42%        NA         -7.60%       5/3/1999
- Initial Shares
Dreyfus Variable Investment Fund Growth and        -25.96%        NA         -9.03%       5/3/1999
Income - Initial Shares
Federated American Leaders Fund II   Primary       -20.89%      -1.22%        4.11%      11/1/1996
Shares**
Federated Fund for U.S. Government Securities        8.13%       5.84%        5.82%      11/1/1996
II**
Federated Capital Income Fund II (formerly the     -24.60%      -7.89%       -3.37%       5/1/1997
Federated Utility Fund II)**
INVESCO VIF-Core Equity                            -19.82%      -0.41%        4.30%      11/1/1996
INVESCO VIF-High Yield                              -2.13%      -4.72%       -0.89%      11/1/1996
INVESCO VIF-Technology                             -47.30%        NA        -47.80%       3/1/2000
Janus Aspen Series Flexible Income -                 9.54%        NA          5.72%       5/3/1999
Institutional Shares
Janus Aspen Series Growth - Institutional Shares   -27.13%      -2.43%        1.57%      11/1/1996
Janus Aspen Series International Growth -          -26.22%        NA         -6.01%       5/3/1999
Institutional Shares
Janus Aspen Series Worldwide Growth -              -26.13%      -0.21%        3.61%      11/1/1996
Institutional Shares
Prudential Series Fund Equity Class II             -23.28%        NA         -10.17%      5/3/1999
SAFECO RST Equity**                                -26.54%      -4.77%       -1.38%       5/1/1997
SAFECO RST Growth Opportunities**                  -38.20%        NA         -6.69%       5/3/1999
Schwab MarketTrack Growth II**                     -16.16%      -0.91%        3.24%      11/1/1996
Schwab S&P 500**                                   -23.09%      -1.81%        3.78%      11/1/1996
Scudder Variable Series I Capital Growth -         -29.78%        NA         -11.71%      5/3/1999
Class A Shares
Scudder Variable Series I Growth and Income -      -23.74%        NA         -12.66%      5/3/1999
Class A Shares
Scudder VIT EAFE(R)Equity Index - Class A          -22.26%        NA         -14.01%      5/3/1999
Shares**
Scudder VIT Small Cap Index - Class A Shares**     -21.30%        NA          -3.32%      5/3/1999
Strong Multi Cap Value II**                        -23.81%        NA          -8.37%      5/3/1999
Van Kampen Universal Institutional Funds  U.S.      -1.63%       2.69%         3.54%     9/17/1997
Real Estate*** - Class I Shares**


                                                                      Non-Standardized Performance Data
                                                                          Length of Investment Period
Sub-Account                                         1 Year     3 years  5 years   10 years     Since Inception     Inception
                                                                                                of Underlying     of Underlying
                                                                                                  Portfolio        Portfolio
                                                                                               (if less than 10
                                                                                                    years)
Alger American Growth - Class O Shares              -33.56%    -21.13%   -0.92%      8.25%            NA             1/9/1989
American Century VP International - Original        -21.05%    -22.98%   -2.63%       NA             2.36%           5/1/1994
Class Shares
Baron Capital Asset: Insurance Shares               -14.93%     -2.94%     NA         NA            12.14%          10/1/1998
Dreyfus Variable Investment Fund  Appreciation      -17.42%     -9.91%    0.85%       NA             9.24%           4/5/1993
- Initial Shares
Dreyfus Variable Investment Fund Growth and         -25.96%    -12.97%   -3.27%       NA             7.31%           5/2/1994
Income - Initial Shares
Federated American Leaders Fund II   Primary        -20.89%     -8.64%   -1.22%       NA             7.73%          2/10/1994
Shares**
Federated Fund for U.S. Government Securities         8.13%      8.08%    5.84%       NA             5.61%          3/28/1994
II**
Federated Capital Income Fund II (formerly the      -24.60%    -16.50%   -7.89%       NA             0.96%          2/10/1994
Federated Utility Fund II)**
INVESCO VIF-Core Equity                             -19.82%     -9.04%   -0.41%       NA             8.30%          8/10/1994
INVESCO VIF-High Yield                               -2.13%    -10.26%   -4.72%       NA             2.68%          5/27/1994
INVESCO VIF-Technology                              -47.30%    -40.12%   -7.23%       NA            -4.22%          5/21/1997
Janus Aspen Series Flexible Income -                  9.54%      7.22%    6.08%       NA             7.47%          9/13/1993
Institutional Shares
Janus Aspen Series Growth - Institutional Shares    -27.13%    -22.78%   -2.43%       NA             5.95%          9/13/1993
Janus Aspen Series International Growth -           -26.22%    -22.38%   -0.35%       NA             7.16%           5/2/1994
Institutional Shares
Janus Aspen Series Worldwide Growth -               -26.13%    -21.99%   -0.21%       NA             9.45%          9/13/1993
Institutional Shares
Prudential Series Fund Equity Class II              -23.28%    -11.82%     NA         NA            -10.07%          5/3/1999
SAFECO RST Equity**                                 -26.54%    -16.44%   -4.77%      7.68%            NA             4/3/1987
SAFECO RST Growth Opportunities**                   -38.20%    -12.11%   -6.42%       NA             10.95%          1/7/1993
Schwab MarketTrack Growth II**                      -16.16%    -10.44%   -0.91%       NA              3.39%         11/1/1996
Schwab S&P 500**                                    -23.09%    -15.57%   -1.81%       NA              3.84%         11/1/1996
Scudder Variable Series I Capital Growth -          -29.78%    -20.56%   -3.86%      6.07%            NA            7/16/1985
Class A Shares
Scudder Variable Series I Growth and Income -       -23.74%    -13.34%   -6.22%       NA              5.18%          5/2/1994
Class A Shares
Scudder VIT EAFE(R)Equity Index - Class A           -22.26%    -21.73%   -6.07%       NA             -6.91%         8/22/1997
Shares**
Scudder VIT Small Cap Index - Class A Shares**      -21.30%     -8.77%   -2.58%       NA             -1.55%         8/25/1997
Strong Multi Cap Value II**                         -23.81%     -5.62%   -3.89%       NA             -3.90%        10/10/1997
Van Kampen Universal Institutional Funds  U.S.       -1.63%     10.80%    2.69%       NA              5.09%          3/3/1997
Real Estate*** - Class I Shares**




* Each calculation assumes that the $1,000 initial Contribution was allocated to only one Sub-Account and no Transfers or subsequent Contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the M&E charge of 0.85% and the Contract Maintenance Charge of $25 applicable to Annuity Accounts with less than $50,000 in value.

** Portfolio expenses in excess of defined amounts were reimbursed during one or more calendar years for these Portfolios. Without this expense reimbursement or waiver, any return percentages shown that include these calendar years would be lower.

*** On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("LIT Portfolio") were merged into the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio ("UIF Portfolio"). The LIT Portfolio was terminated following the merger. The Sub-Account that had invested in the LIT Portfolio until that time began investing in the UIF Portfolio. As a result, both the standardized and non-standardized performance shown above reflect only the performance of the UIF Portfolio and not that of the LIT Portfolio.

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:
o the ranking of or asset allocation/investment strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial
   Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.


We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts


BCE is the principal underwriter and distributor of the Contracts. BCE is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

--------------------------------------------------------------------------------

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

--------------------------------------------------------------------------------
Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a

   Guarantee Period; or to add, combine or
   remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day at which a valuation date is deemed to have ended.
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.


--------------------------------------------------------------------------------
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

--------------------------------------------------------------------------------

Experts

The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2002, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information

Great-West's Annual Report on Form 10-K for the year ended December 31, 2002, is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department
P.O. Box 173920
Denver, Colorado  80217-3920
1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account. Certain information concerning Great-West and its products is also available online at http://www.gwla.com.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.


Table of Contents of Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o  general information;

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

o  the calculation of annuity payouts;

o  postponement of payouts;

o  services;

o  withholding; and

o  calculation of performance data.

--------------------------------------------------------------------------------
Appendix A--Condensed Financial Information

                      Selected data for accumulation units

            Outstanding through each period ending December 31, 2002



                                  Alger        American       Baron       Dreyfus VIF       Dreyfus       Federated      for U.S.
                                 American     Century VP     Capital      Appreciation   VIF Growth &      American     Government
                                  Growth     International    Asset                         Income        Leaders II   Securities II


Date Sub-Account Commenced       11/01/96      11/01/96      05/03/99      05/03/99        5/03/99        11/01/96       11/01/96
Operations


2002
----

 Beginning Unit Value              $18.35       $13.70        $12.25          $9.07           $9.56         $16.26         $13.16
                              ======================================================================================================
                                   $12.19       $10.82        $10.42          $7.49           $7.08         $12.86         $14.23
 Ending Unit Value
                              ======================================================================================================
 Number of Units Outstanding    2,113,428      684,511     1,568,750      1,123,321         479,690      1,404,975      5,341,399

                              ======================================================================================================
 Net Assets (000's)               $25,771       $7,404       $16,353         $8,416          $3,398        $18,098        $75,984

                              ======================================================================================================


2001
----
 Beginning Unit Value              $20.99       $19.51       $11.00          $10.09          $10.24         $17.12         $12.40

                              ======================================================================================================
 Ending Unit Value                 $18.35       $13.70       $12.25           $9.07           $9.56         $16.26         $13.16

                              ======================================================================================================
 Number of Units Outstanding    2,859,914      756,485    1,057,192         880,333         778,050      1,491,691      4,482,043
                              ======================================================================================================
 Net Assets (000's)               $52,489      $10,364      $12,954          $7,987          $7,440        $24,283        $58,968
                              ======================================================================================================


2000
----
 Beginning Unit Value              $24.84       $23.66       $11.40          $10.24          $10.73         $16.87         $11.27
                              ======================================================================================================
 Ending Unit Value                 $20.99       $19.51       $11.00          $10.09          $10.24         $17.12         $12.40

                              ======================================================================================================
 Number of Units Outstanding    3,090,861      808,346      655,329         474,144         264,684      1,211,956      3,179,462

                              ======================================================================================================
 Net Assets (000's)               $64,886      $15,773       $7,209          $4,784          $2,714        $20,780        $39,417
                              ======================================================================================================


1999
----
 Beginning Unit Value              $18.74       $14.54       $10.00          $10.00          $10.00         $15.95          $11.43

                              ======================================================================================================
 Ending Unit Value                 $24.84       $23.66       $11.40          $10.24          $10.73         $16.87          $11.27

                              ======================================================================================================
 Number of Units Outstanding    2,200,675      602,867      502,097         245,395          49,371      1,441,835       2,809,027
                              ======================================================================================================
 Net Assets (000's)               $54,671      $14,264       $5,723          $2,513            $534        $24,346         $31,648
                              ======================================================================================================


1998
----
 Beginning Unit Value              $12.76       $12.35                                                      $13.67          $10.71

                              ======================================================================================================
 Ending Unit Value                 $18.74       $14.54                                                      $15.95          $11.43

                              ======================================================================================================
 Number of Units Outstanding    1,306,403      560,117                                                   1,761,482       2,136,709
                              ======================================================================================================
 Net Assets (000's)               $24,487       $8,147                                                     $28,117         $24,427
                              ======================================================================================================


1997
----
 Beginning Unit Value              $10.24       $10.49                                                      $10.42           $9.97

                              ======================================================================================================
 Ending Unit Value                 $12.76       $12.35                                                      $13.67          $10.71

                              ======================================================================================================
 Number of Units Outstanding      417,062      298,157                                                   1,424,891         815,966
                              ======================================================================================================
 Net Assets (000's)                    $5       $3,683                                                     $19,505          $8,737
                              ======================================================================================================


1996
----
 Beginning Unit Value                                                                                       $10.00          $10.00

                              ======================================================================================================
 Ending Unit Value                                                                                          $10.42           $9.97
                              ======================================================================================================
 Number of Units Outstanding                                                                                64,343           9,330
                              ======================================================================================================
                              ======================================================================================================
 Net Assets (000's)                                                                                           $686             $93
                                                                                                                         (Continued)
                              ======================================================================================================
                              ======================================================================================================











                                                                                                            Janus Aspen  Janus Aspen
                                                                                Janus Aspen                   Series       Series
                              Federated  INVESCO VIF  INVESCO VIF  INVESCO VIF     Series    Janus Aspen   International  Worldwide
                               Capital   Core Equity  High Yield    Technology    Flexible  Series Growth     Growth       Growth
                              Income II                                            Income
                              ------------------------------------------------------------------------------------------------------



Date Sub-Account Commenced     5/01/97     11/01/96    11/01/96      03/01/00     05/03/99    11/01/96       05/03/99     11/01/96
Operations


2002
 Beginning Unit Value          $10.95       $16.22       $9.70         $3.01       $11.20       $15.16         $10.81       $16.91
                              ======================================================================================================
 Ending Unit Value              $8.26       $31.01       $9.50         $1.58       $12.27       $11.05          $7.98       $12.49
                              ======================================================================================================
 Number of Units Outstanding  208,766    1,584,575   1,586,371     3,230,415    3,619,361    2,411,606      1,715,998    2,821,900
                              ======================================================================================================
 Net Assets (000's)            $1,724     $20,623      $15,065        $5,117      $44,421      $26,640        $13,686      $35,252
                              ======================================================================================================


2001
 Beginning Unit Value          $12.81      $17.97       $11.51         $5.60       $10.49       $20.32         $14.20       $21.99
                              ======================================================================================================
 Ending Unit Value             $10.95      $16.22        $9.70         $3.01       $11.20       $15.16         $10.81       $16.91
                              ======================================================================================================
 Number of Units Outstanding   38,710   2,191,193    1,802,549     4,253,860    2,866,207    3,590,948      2,109,314    3,763,889
                              ======================================================================================================
 Net Assets (000's)            $2,615     $35,560      $17,491       $12,785      $32,113      $54,439        $22,800      $63,654
                              ======================================================================================================

2000
 Beginning Unit Value          $14.18      $17.28       $13.14        $10.00        $9.95       $23.98         $17.04       $26.30
                              ======================================================================================================
 Ending Unit Value             $12.81      $17.97       $11.51         $5.60       $10.49       $20.32         $14.20       $21.99
                              ======================================================================================================
 Number of Units Outstanding  260,840   2,043,703    1,919,249     4,296,975    1,624,948    4,289,162      2,082,710    4,803,181
                              ======================================================================================================
 Net Assets (000's)            $3,340     $36,739      $22,081       $24,047      $17,043      $87,143        $29,582     $105,639
                              ======================================================================================================







1999
 Beginning Unit Value          $14.07     $15.18       $12.13                      $10.00       $16.79         $10.00       $16.13

                              ======================================================================================================
 Ending Unit Value             $14.18     $17.28       $13.14                       $9.95       $23.98         $17.04       $26.30
                              ======================================================================================================
 Number of Units Outstanding  280,957  1,752,510    2,003,863                     838,445    3,396,683        772,937    4,259,845
                              ======================================================================================================
 Net Assets (000's)            $3,985    $30,299      $26,326                      $8,347      $81,453        $13,174     $112,048
                              ======================================================================================================

1998
 Beginning Unit Value          $12.45     $13.27       $12.09                                   $12.49                      $12.62
                              ======================================================================================================
 Ending Unit Value             $14.07     $15.18       $12.13                                   $16.79                      $16.13
                              ======================================================================================================
 Number of Units Outstanding  416,024  1,638,804    1,867,862                                1,979,076                   3,616,710
                              ======================================================================================================
 Net Assets (000's)            $5,852    $24,882      $22,654                                  $33,242                     $58,337
                              ======================================================================================================

1997
 Beginning Unit Value          $10.00     $10.44       $10.39                                   $10.26                      $10.42
                              ======================================================================================================
 Ending Unit Value             $12.45     $13.27       $12.09                                   $12.49                      $12.62
                              ======================================================================================================
 Number of Units Outstanding  168,289  1,270,248    1,360,681                                1,335,615                   2,208,577
                              ======================================================================================================
 Net Assets (000's)            $2,095    $16,867      $16,450                                  $16,678                     $27,868
                              ======================================================================================================

1996
 Beginning Unit Value                     $10.00       $10.00                                   $10.00                      $10.00
                              ======================================================================================================
 Ending Unit Value                        $10.44       $10.39                                   $10.26                      $10.42
                              ======================================================================================================
 Number of Units Outstanding              68,094       52,044                                   93,401                      51,895
                              ======================================================================================================
 Net Assets (000's)                         $719         $541                                     $960                        $541
                                                                                                                        (Continued)
                              ======================================================================================================



                                                                                                                        Scudder
                                       Prudential                              Schwab                                   Variable
                                      Series Fund  SAFECO RST  SAFECO RST    MarketTrack  Schwab Money   Schwab S&P     Series I
                                       Equity II     Equity      Growth       Growth II      Market         500       Capital Growth
                              ------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced              05/03/99    05/01/97    05/03/99      11/01/96      11/01/96      11/01/96       05/03/99
Operations



2002


 Beginning Unit Value                      $8.81       $12.62     $12.57        $14.57        $12.26         $16.40         $9.03
                                 ===================================================================================================
 Ending Unit Value                         $6.76        $9.27      $7.77        $12.22        $12.32         $12.62         $6.34
                                 ===================================================================================================
 Number of Units Outstanding              57,585      530,496    795,324       881,998    11,154,891      6,117,652       320,017
                                 ===================================================================================================
 Net Assets (000's)                         $389       $4,918     $6,178       $10,778      $137,495        $77,178        $2,029
                                 ===================================================================================================







2001
 Beginning Unit Value                     $10.05       $14.05     $10.64        $16.05        $11.93         $18.83        $11.30
                                 ===================================================================================================
 Ending Unit Value                         $8.81       $12.62     $12.57        $14.57        $12.26         $16.40         $9.03
                                 ===================================================================================================
 Number of Units Outstanding             119,514      859,655  1,066,369       896,576    13,479,708      6,729,128       438,902
                                 ===================================================================================================
 Net Assets (000's)                       $1,053      $10,848    $13,404       $13,067      $165,358       $110,371        $3,964
                                 ===================================================================================================

2000
 Beginning Unit Value                      $9.85       $15.88     $11.44         17.01        $11.35         $20.95        $12.64
                                 ===================================================================================================
 Ending Unit Value                        $10.05       $14.05     $10.64        $16.05        $11.93         $18.83        $11.30
                                 ===================================================================================================
 Number of Units Outstanding             159,971      940,488    576,155       818,621    12,387,477      5,933,342       403,433
                                 ===================================================================================================
 Net Assets (000's)                       $1,607      $13,212     $6,131       $13,138      $147,767       $111,752        $4,557
                                 ===================================================================================================

1999
 Beginning Unit Value                     $10.00       $14.65     $10.00        $14.34        $10.93         $17.54        $10.00
                                 ===================================================================================================
 Ending Unit Value                         $9.85       $15.88     $11.44        $17.01        $11.35         $20.95        $12.64
                                 ===================================================================================================
 Number of Units Outstanding              32,428    1,065,919    155,643       560,533     9,858,627      5,457,283       186,640
                                 ===================================================================================================
 Net Assets (000's)                         $320      $16,928     $1,780        $9,532      $111,967       $114,346        $2,360
                                 ===================================================================================================

1998
 Beginning Unit Value                                  $11.83                   $12.79        $10.49         $13.81
                                 ===================================================================================================
 Ending Unit Value                                     $14.65                   $14.34        $10.93         $17.54
                                 ===================================================================================================
 Number of Units Outstanding                        1,168,094                  447,514     6,647,088      4,084,150
                                 ===================================================================================================
 Net Assets (000's)                                   $17,116                   $6,416       $72,692        $71,644
                                 ===================================================================================================

1997
 Beginning Unit Value                                  $10.00                   $10.35        $10.07         $10.52
                                 ===================================================================================================
 Ending Unit Value                                     $11.83                   $12.79        $10.49         $13.81
                                 ===================================================================================================
 Number of Units Outstanding                          357,176                  284,530     4,111,111      2,115,176
                                 ===================================================================================================
 Net Assets (000's)                                    $4,226                   $3,638       $43,163        $29,224
                                 ===================================================================================================

1996
 Beginning Unit Value                                                           $10.00        $10.00         $10.00
                                 ===================================================================================================
 Ending Unit Value                                                              $10.35        $10.07         $10.52
                                 ===================================================================================================
 Number of Units Outstanding                                                    16,525       294,154         61,990
                                 ===================================================================================================
 Net Assets (000's)                                                               $171        $2,991           $659
                                                                                                                        (Continued)
                                 ===================================================================================================






                                                                                                Van Kampen
                                    Scudder                                                     Universal
                                    Variable     Scudder VIT     Scudder VIT                  Institutional
                                    Series I     EAFE(R)Equity  Small Cap Index  Strong Multi    Funds U.S.
                                    Growth &        Index                       Cap Value II   Real Estate*
                                     Income
                                 ----------------------------------------------------------------------------


Date Sub-Account Commenced          05/03/99       05/03/99       05/03/99        05/03/99       09/17/97
Operations


2002


 Beginning Unit Value                     $7.99          $7.40          $11.24          $9.54         $12.26
                                 ============================================================================
 Ending Unit Value                        $6.09          $5.76           $8.85          $7.27         $12.06
                                 ============================================================================
 Number of Units Outstanding            244,202        645,901         930,019      1,361,907      1,059,611
                                 ============================================================================
 Net Assets (000's)                      $1,488         $3,718          $8,228         $9,923        $12,782
                                 ============================================================================

2001
 Beginning Unit Value                     $9.09          $9.92          $11.10          $9.24         $11.25
                                 ============================================================================
 Ending Unit Value                        $7.99          $7.40          $11.24          $9.54         $12.26
                                 ============================================================================
 Number of Units Outstanding            376,108        589,568         843,685      1,463,902        830,637
                                 ============================================================================
 Net Assets (000's)                      $3,006         $4,366          $9,484        $13,995        $10,186
                                 ============================================================================

2000
 Beginning Unit Value                     $9.36         $12.00          $11.65          $8.64          $8.86
                                 ============================================================================
 Ending Unit Value                        $9.09          $9.92          $11.10          $9.24         $11.25
                                 ============================================================================
 Number of Units Outstanding            190,165        290,653         464,935        563,906        786,877
                                 ============================================================================
 Net Assets (000's)                      $1,728         $2,883          $5,162         $5,146         $8,860
                                 ============================================================================

1999
 Beginning Unit Value                    $10.00         $10.00          $10.00         $10.00          $9.25
                                 ============================================================================
 Ending Unit Value                        $9.36         $12.00          $11.65          $8.64          $8.86
                                 ============================================================================
 Number of Units Outstanding             61,409        161,396         203,338         91,471        347,481
                                 ============================================================================
 Net Assets (000's)                        $575         $1,937          $2,369           $817         $3,083
                                 ============================================================================

1998
 Beginning Unit Value                                                                                 $10.56
                                 ============================================================================
 Ending Unit Value                                                                                     $9.25
                                 ============================================================================
 Number of Units Outstanding                                                                         308,021
                                 ============================================================================
 Net Assets (000's)                                                                                   $2,854
                                 ============================================================================







1997
 Beginning Unit Value                                                                                 $10.00
                                 ============================================================================
 Ending Unit Value                                                                                    $10.56
                                 ============================================================================
 Number of Units Outstanding                                                                         175,621
                                 ============================================================================
 Net Assets (000's)                                                                                   $1,859
                                 ============================================================================


*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments
The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.
o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.
o  N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o  i and j differ by less than .10%
o  N is less than 6

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example 1--Increasing Interest Rates

------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
i                               Assumed to be 6.15%
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
J                               7.00%
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.071]65/12} - 1
        = .952885 - 1
        = -.047115

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x - .047115
        = - $471.15

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + - $471.15)
        = $9,528.85

Example 2--Decreasing Interest Rates
------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
i                               Assumed to be 6.15%
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
J                               5.00%
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.051]65/12} - 1
        = .055323

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x .0055323
        = $553.23

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $553.23)
        = $10,553.23

Example 3--Flat Interest Rates (i and j are within .10% of each other)
------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
i                               Assumed to be 6.15%
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
J                               6.24%
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.0634]65/12} - 1
        = .99036 - 1
        = -.00964
However, [i-j] <.10%, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x 0
        = $0

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $0)
        = $10,000


Example 4--N equals less than six months to maturity

------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
i                               assumed to be 6.15%
------------------------------- -------------------------------
Surrender date                  July 1, 2005
------------------------------- -------------------------------
J                               7.00%
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
N                               5
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.071]5/12} - 1
        = .99629 - 1
        = -.00371
However, N<6, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x 0
        = $0

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $0)
        = $10,000

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:
    1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
    2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
    3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.


The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.





                        VARIABLE ANNUITY-1 SERIES ACCOUNT




                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2003, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

                                   May 1, 2003

                                TABLE OF CONTENTS


                                                                      Page

GENERAL INFORMATION....................................................B-3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT............................B-3
CALCULATION OF ANNUITY PAYMENTS........................................B-3
         -Fixed Annuity Options........................................B-3
         -Variable Annuity Options.....................................B-4
POSTPONEMENT OF PAYMENTS...............................................B-4
SERVICES...............................................................B-4
         - Safekeeping of Series Account Assets........................B-4
         - Experts.....................................................B-5
         - Principal Underwriter.......................................B-5
WITHHOLDING............................................................B-5
CALCULATION OF PERFORMANCE DATA........................................B-5
         -Yield and Effective Yield Quotations for
          the Money Market Sub-Account.................................B-5
         -Total Return and Yield Quotations for All Sub-Accounts
          (Other than Money Market)....................................B-6
FINANCIAL STATEMENTS...................................................B-7

                               GENERAL INFORMATION

         In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

         Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 81.0% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

         The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


         Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company their second highest claims paying ability rating of AA+. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.


                         CALCULATION OF ANNUITY PAYMENTS

         A.       Fixed Annuity Options

         The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

         B.       Variable Annuity Options

         To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

         The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

         With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Schwab Insurance Services. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

         A.       Safekeeping of Series Account Assets


         The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

         B.       Experts

         The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


         The consolidated financial statements of GWL&A as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, incorporated by reference into the Prospectus and included in this Statement of Additional Information and the financial statements of the Series Account as of December 31, 2002, and for the years ended December 31, 2002 and 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


         C.       Principal Underwriter


         The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), an affiliate of GWL&A. BCE is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, BCE or any previous principal underwriter for the Contracts was zero for the last three fiscal years.


                                   WITHHOLDING

         Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

         Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

         A. Yield and Effective Yield Quotations for the Money Market
Sub-Account


         The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2002 ("base period"), and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.


         The effective yield quotation for the Money Market Sub-Account will be for the base period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


         For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all deductions that are charged to all Owner accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account's underlying portfolio are excluded from the calculation of yield and effective yield.



         B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)


         The standardized total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one, five and ten year periods of time ended December 31, 2002, or since inception if the Sub-Account has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                               P(1+T)n = ERV

         Where:       P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n =    number of years
                      ERV  = ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the particular period at the end of the particular period


         For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


         In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method.


         The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day (or one month) period ended on December 31, 2002, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                          YIELD = 2[(((a-b)/(cd)) +1)6 -1]

         Where:   a =  net investment income earned during the period by the corresponding Portfolio

                       attributable to shares owned by
                       the Sub-Account.
                  b = expenses accrued for the period (net of reimbursements). c = the average daily number of Accumulation Units outstanding during the period.
                  d = the maximum offering price per Accumulation Unit on the last day of the period.



         For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.


                              FINANCIAL STATEMENTS

     The consolidated financial statements of GWL&A included herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts are affected solely by the investment results of the Series Account.

VARIABLE ANNUITY - 1 SERIES ACCOUNT

Financial Statements

                Variable Annuity -1 Series Account of Great-West
                        Life & Annuity Insurance Company
                    Financial Statements for the Years Ended
                           December 31, 2002 and 2001
                        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   Great-West Life & Annuity Insurance Company


We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2002, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2002, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.






/s/ Deloitte & Touche LLP
February 19, 2003




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                            ALGER AMERICAN      AMERICAN CENTURY                         BERGER IPT-SMALL
                                            GROWTH PORTFOLIO     VP INTERNATIONAL                         COMPANY GROWTH
                                                                   PORTFOLIO         BARON CAPITAL           FUND
                                                                                      ASSET FUND
                                           ------------------  ------------------  ------------------  ------------------ --
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)        $       25,817,828  $        7,405,359  $       16,331,669  $        8,751,989
   Investment income due and accrued                       0                   0                   0                   0
   Purchase payments receivable                            0                   4              23,933                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                           ------------------  ------------------  ------------------  ------------------

      Total assets                                25,817,828           7,405,363          16,355,602           8,751,989
                                           ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                42,786                                                      10,005
   Due to Great-West Life & Annuity
        Insurance Company                              3,928               1,203               2,662               1,452
                                           ------------------  ------------------  ------------------  ------------------

      Total liabilities                               46,714               1,203               2,662              11,457
                                           ------------------  ------------------  ------------------  ------------------

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532
                                           ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                     $       25,769,735  $        7,404,160  $       16,352,940  $        8,740,532 $
   Contracts in payout phase                           1,379
                                           ------------------  ------------------  ------------------  ------------------ --

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532 $
                                           ==================  ==================  ==================  ================== ==

ACCUMULATION UNITS OUTSTANDING                     2,113,428             684,511           1,568,750           1,078,339

UNIT VALUE (ACCUMULATION)                 $            12.19  $            10.82  $            10.42  $             8.11 $
                                           ==================  ==================  ==================  ================== ==

(1)Cost of investments:                   $       46,334,118  $        7,321,693  $       18,384,834  $       20,995,352 $
   Shares of investments:                          1,048,227           1,421,374             986,212           1,212,187


-------------------------------------
 DEUTSCHE ASSET      DEUTSCHE ASSET
 MANAGEMENT VIT      MANAGEMENT VIT
 EAFE EQUITY       SMALL CAP INDEX
INDEX FUND             FUND
----------------  ------------------



$     4,213,136  $        8,207,429
              0                   0
              0              21,748


----------------  ------------------

      4,213,136           8,229,177
----------------  ------------------


        494,272

            606               1,350
----------------  ------------------

        494,878               1,350
----------------  ------------------

$     3,718,258  $        8,227,827
================  ==================


$     3,718,258  $        8,227,827

----------------  ------------------

$      3,718,258  $        8,227,827
================  ==================

        645,901             930,019

$          5.76  $             8.85
================  ==================

$     4,282,906  $        9,820,753
        651,180             971,293




The accompanying notes are an integral part of these financial statements.                                    (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        FEDERATED        FEDERATED FUND
                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS        FOR U.S.
                                              APPRECIATION       GROWTH & INCOME         FUND II           GOVERNMENT
                                                PORTFOLIO           PORTFOLIO                             SECURITIES II
                                            ------------------  ------------------  ------------------  -----------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)         $        8,513,094  $        3,397,582  $       18,098,706  $       75,880,933
   Investment income due and accrued                        0                   0                   0                   0
   Purchase payments receivable                             0                   0                   0             115,868
   Due from Great-West Life & Annuity
    Insurance Company                                                                             133               3,238
                                            ------------------  ------------------  ------------------  -----------------

      Total assets                                  8,513,094           3,397,715          18,101,944          75,996,801
                                            ------------------  ------------------  ------------------  -----------------

LIABILITIES:
   Redemptions payable                                 95,968                                   3,990
   Due to Great-West Life & Annuity
    Insurance Company                                   1,391                                                      12,354
                                            ------------------  ------------------  ------------------  -----------------

      Total liabilities                                97,359                                   3,990              12,354
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

NET ASSETS REPRESENTED BY:
   Accumulation units                      $        8,415,735  $        3,394,543  $       18,074,305  $       75,984,447
   Contracts in payout phase                                                3,172              23,649
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

ACCUMULATION UNITS OUTSTANDING                      1,123,321             479,690           1,404,975           5,341,399

UNIT VALUE (ACCUMULATION)                  $             7.49  $             7.08  $            12.86  $            14.23
                                            ==================  ==================  ==================  =================

(1)Cost of investments:                    $        9,617,879  $        4,312,858  $       23,047,034  $       72,283,662
   Shares of investments:                             295,799             211,556           1,189,922           6,333,968


-----------------------------------------

                       INVESCO VIF-CORE
                         EQUITY INCOME
      FEDERATED             FUND
   UTILITY FUND II
- ------------------  ------------------



 $        1,724,706  $       20,267,701
                  0             355,680
                  0                   0

                                    434
- ------------------  ------------------

          1,724,706          20,623,815
- ------------------  ------------------


                                    600

                284
- ------------------  ------------------

                284                 600
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================


 $        1,724,422  $       20,610,471
                                 12,744
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================

            208,766           1,584,575

 $             8.26  $            13.01
= ==================  ==================

 $        2,010,335  $       26,916,352
            229,349           1,372,221


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO VIF-HIGH                           JANUS ASPEN
                                                 YIELD FUND            INVESCO         SERIES FLEXIBLE      JANUS ASPEN
                                                                   VIF-TECHNOLOGY      INCOME PORTFOLIO     SERIES GROWTH
                                                                        FUND                                 PORTFOLIO
                                              ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)           $       13,477,377  $        5,093,228  $       44,389,119 $       26,690,636
   Investment income due and accrued                  1,624,094                   0                   0                  0
   Purchase payments receivable                                              24,406              39,531
   Due from Great-West Life & Annuity
    Insurance Company
                                              ------------------  ------------------  ------------------ ------------------

      Total assets                                   15,101,471           5,117,634          44,428,650         26,690,636
                                              ------------------  ------------------  ------------------ ------------------

LIABILITIES:
   Redemptions payable                                   33,752                                                     46,444
   Due to Great-West Life & Annuity
   Insurance Company                                      2,468                 863               7,227              3,829
                                              ------------------  ------------------  ------------------ ------------------

      Total liabilities                                  36,220                 863               7,227             50,273
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                        $       15,065,251  $        5,116,771  $       44,421,423 $       26,637,893
   Contracts in payout phase                                                                                         2,470
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                        1,586,371           3,230,415           3,619,361          2,411,606

UNIT VALUE (ACCUMULATION)                    $             9.50  $             1.58  $            12.27 $            11.05
                                              ==================  ==================  ================== ==================

(1)Cost of investments:                      $       15,317,551  $        8,050,442  $       43,298,479 $       52,306,775
   Shares of investments:                             2,002,582             623,406           3,608,871          1,826,874




-------------------------------------------------

     JANUS ASPEN         JANUS ASPEN
      SERIES          SERIES WORLDWIDE
    INTERNATIONAL     GROWTH PORTFOLIO
 GROWTH PORTFOLIO
 ------------------  ------------------



$       14,212,143  $       35,312,566
                 0                   0



 ------------------  ------------------

        14,212,143          35,312,566
 ------------------  ------------------


           523,942              55,502

             2,235               5,488
 ------------------  ------------------

           526,177              60,990
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================


$       13,685,966  $       35,250,343
                                 1,233
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================

         1,715,998           2,821,900

$             7.98  $            12.49
 ==================  ==================

$       14,413,394  $       40,094,648
           821,511           1,677,557


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                             PRUDENTIAL          SAFECO RST          SAFECO RST            SCHWAB
                                             SERIES FUND       EQUITY PORTFOLIO        GROWTH            MARKETTRACK
                                           EQUITY CLASS II                          OPPORTUNITIES      GROWTH PORTFOLIO
                                              PORTFOLIO                               PORTFOLIO              II
                                          ------------------  ------------------  ------------------  ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)       $          389,222  $        4,860,621  $        6,219,811  $       10,779,548
   Investment income due and accrued                      0              62,136                   0                   0
   Purchase payments receivable                           0                   0                   0                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                          ------------------  ------------------  ------------------  ------------------

      Total assets                                  389,222           4,922,757           6,219,811          10,779,548
                                          ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                                    3,997              40,653
   Due to Great-West Life & Annuity
    Insurance Company                                     63                 813               1,024               1,756
                                          ------------------  ------------------  ------------------  ------------------

      Total liabilities                                  63               4,810              41,677               1,756
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                    $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
   Contracts in payout phase
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                       57,585              530,496             795,324             881,998

UNIT VALUE (ACCUMULATION)                $             6.76  $             9.27  $             7.77  $            12.22
                                          ==================  ==================  ==================  ==================

(1)Cost of investments:                  $          486,087  $        7,352,834  $        8,003,701  $       13,345,558
   Shares of investments:                            24,697             268,988             457,339           1,002,749


---------------------------------------------------

   SCHWAB MONEY
  MARKET PORTFOLIO
                       SCHWAB S&P 500
                        PORTFOLIO
 ------------------  ------------------



$      136,649,889  $       77,167,418
           357,143                   0
           669,689              20,761


 ------------------  ------------------

       137,676,721          77,188,179
 ------------------  ------------------




            181,653              10,489
 ------------------  ------------------

           181,653              10,489
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


$      137,449,048  $       77,167,938
            46,020               9,752
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


            11,154,891          6,117,652

$            12.32  $            12.62
 ==================  ==================

$      136,649,889  $      103,817,454
       136,649,889           6,095,373

The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    STRONG MULTI CAP       UNIVERSAL        ZURICH SCUDDER     ZURICH SCUDDER
                                                     VALUE FUND II       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                                        FUND U.S. REAL      GROWTH PORTFOLIO  INCOME PORTFOLIO
                                                                       ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)               $        9,938,964  $       12,775,708  $        2,046,033 $        1,488,600
    Investment income due and accrued                              0                   0                   0                  0
    Purchase payments receivable                                   0               6,137                   0                  0
    Due from Great-West Life & Annuity
     Insurance Company                                         5,712
                                                   ------------------  ------------------  ------------------ ------------------

       Total assets                                        9,944,676          12,781,845           2,046,033          1,488,600
                                                   ------------------  ------------------  ------------------ ------------------

LIABILITIES:
    Redemptions payable                                       21,232                                  16,361
    Due to Great-West Life & Annuity Insurance
    Company                                                                           12                 333                243
                                                   ------------------  ------------------  ------------------ ------------------

       Total liabilities                                      21,232                  12              16,694                243
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
    Accumulation units                            $        9,897,326  $       12,774,956  $        2,029,339 $        1,488,357
    Contracts in payout phase                                 26,118               6,877
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                             1,361,907           1,059,611             320,017            244,202

UNIT VALUE (ACCUMULATION)                         $             7.27  $            12.06  $             6.34 $             6.09
                                                   ==================  ==================  ================== ==================

(1) Cost of investments:                          $       11,860,744  $       14,125,586  $        2,874,677 $        1,846,959
    Shares of investments:                                 1,363,370           1,127,600             177,146            219,558


   TOTAL SCHWAB
  SELECT ANNUITY
 ------------------



$      600,101,015
         2,399,053
           922,077

             9,517
 ------------------

       603,431,662
 ------------------


         1,389,504

           243,726
 ------------------

         1,633,230
 ------------------

$      601,798,432
 ==================


$      601,665,018
           133,414
 ------------------

$      601,798,432
 ==================






$      719,172,554



The accompanying notes are an integral part of these financial statements.                                       (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                      ALGER AMERICAN                            ALLIANCE VP
                                                                      GROWTH PORTFOLIO                        GROWTH PORTFOLIO
                                                   ALGER AMERICAN                           ALLIANCE VP
                                                      BALANCED                            GROWTH & INCOME
                                                      PORTFOLIO                              PORTFOLIO
                                                  ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)             $        1,884,052 $        1,688,582  $        3,311,951  $          256,944
     Investment income due and accrued
     Purchase payments receivable
                                                  ------------------ ------------------  ------------------  ------------------

        Total assets                                      1,884,052          1,688,582           3,311,951             256,944
                                                  ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                    248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

        Total liabilities                                       248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

NET ASSETS                                       $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                          $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                              222,982            285,186             455,678              41,942

UNIT VALUE (ACCUMULATION)                        $             8.45 $             5.92  $             7.27  $             6.13
                                                  ================== ==================  ==================  ==================

(1)  Cost of investments:                        $        1,977,972 $        2,142,248  $        3,805,402  $          289,634
     Shares of investments:                                 166,878             68,558             199,275              21,756



     ALLIANCE
    BERNSTEIN VP          ALLIANCE
    REAL ESTATE        BERNSTEIN VP
    INVESTMENT        UTILITY INCOME
     PORTFOLIO          PORTFOLIO
 ------------------  -----------------



$        3,724,979  $          66,367


 ------------------  -----------------

         3,724,979             66,367
 ------------------  -----------------




               472                  9
 ------------------  -----------------

               472                  9
 ------------------  -----------------

$        3,724,507  $          66,358
 ==================  =================


$        3,724,507  $          66,358
 ==================  =================


           330,676              6,213

$            11.26  $           10.68
 ==================  =================

$        3,910,180  $          66,456
           323,349              5,161


The accompanying notes are an integral part of these financial statements.                                     (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                      AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE    BERGER IPT-SMALL
                                                         VP INCOME &      VP INTERNATIONAL     CAP GROWTH FUND     COMPANY GROWTH
                                                          GROWTH IV          PORTFOLIO                                 FUND
                                                          PORTFOLIO
                                                      ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                 $          612,889 $        1,280,638  $          235,770  $          755,343
     Investment income due and accrued
     Purchase payments receivable
                                                      ------------------ ------------------  ------------------  ------------------

        Total assets                                            612,889          1,280,638             235,770             755,343
                                                      ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                         80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

        Total liabilities                                            80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

NET ASSETS                                           $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                              $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                   81,768            195,700              42,650             187,341

UNIT VALUE (ACCUMULATION)                            $             7.49 $             6.54  $             5.53  $             4.03
                                                      ================== ==================  ==================  ==================

(1)  Cost of investments:                            $          634,045 $        1,306,691  $          260,699  $          789,032
     Shares of investments:                                     118,777            245,804              21,145             104,618


    DELAWARE GPF      DEUTSCHE ASSET
   PREMIUM SMALL      MANAGEMENT VIT
 CAP VALUE SERIES      EAFE EQUITY
                      INDEX FUND
 -----------------  ------------------



$       4,222,372  $        1,562,663


 -----------------  ------------------

        4,222,372           1,562,663
 -----------------  ------------------


                              371,591

              549                 160
 -----------------  ------------------

              549             371,751
 -----------------  ------------------

$       4,221,823  $        1,190,912
 =================  ==================


$       4,221,823  $        1,190,912
 =================  ==================


          421,042             186,164

$           10.03  $             6.40
 =================  ==================

$       4,575,699  $        1,573,038
          232,766             241,524




The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                     DEUTSCHE ASSET       DREYFUS VIF
                                                     MANAGEMENT VIT      GROWTH & INCOME       DREYFUS VIF          FEDERATED
                                                     SMALL CAP INDEX       PORTFOLIO           SMALL CAP         INTERNATIONAL
                                                          FUND                                 PORTFOLIO        EQUITY FUND II
                                                    ------------------  -----------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        1,460,492  $         700,974  $        1,500,056  $          617,671
     Investment income due and accrued
     Purchase payments receivable
                                                    ------------------  -----------------  ------------------  ------------------

        Total assets                                        1,460,492            700,974           1,500,056             617,671
                                                    ------------------  -----------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                        1,378                                                    349,809
     Due to Great-West Life & Annuity Insurance
     Company                                                      191                 91                 193                  41
                                                    ------------------  -----------------  ------------------  ------------------

        Total liabilities                                       1,569                 91                 193             349,850
                                                    ------------------  -----------------  ------------------  ------------------

NET ASSETS                                         $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                183,013            101,312             190,915              44,407

UNIT VALUE (ACCUMULATION)                          $             7.97  $            6.92  $             7.86  $             6.03
                                                    ==================  =================  ==================  ==================

(1)  Cost of investments:                          $        1,410,698  $         815,676  $        1,508,145  $          613,547
     Shares of investments:                                   172,839             43,647              52,819              70,270



  FEDERATED FUND     INVESCO VIF-HIGH
       FOR US           YIELD FUND
    GOVERNMENT
  SECURITIES II
 -----------------  ------------------



$      13,747,595  $        1,588,563
                              191,430

 -----------------  ------------------

       13,747,595           1,779,993
 -----------------  ------------------


          145,596

            1,837                 227
 -----------------  ------------------

          147,433                 227
 -----------------  ------------------

$      13,600,162  $        1,779,766
 =================  ==================


$      13,600,162  $        1,779,766
 =================  ==================


        1,272,991             217,080

$           10.68  $             8.20
 =================  ==================

$      13,578,339  $        1,765,128
        1,147,545             236,042




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                            J.P. MORGAN         JANUS ASPEN         JANUS ASPEN
                                                          INVESCO         SERIES TRUST II     SERIES FLEXIBLE     SERIES WORLDWIDE
                                                      VIF-TECHNOLOGY       SMALL COMPANY      INCOME PORTFOLIO    GROWTH PORTFOLIO
                                                           FUND                FUND
                                                     ------------------  ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                $          257,983  $        1,289,877  $       12,771,532  $        1,699,663
     Investment income due and accrued
     Purchase payments receivable
                                                     ------------------  ------------------  ------------------  ------------------

        Total assets                                           257,983           1,289,877          12,771,532           1,699,663
                                                     ------------------  ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                                                                70,250
     Due to Great-West Life & Annuity Insurance
     Company                                                        36                 168               1,663                 220
                                                     ------------------  ------------------  ------------------  ------------------

        Total liabilities                                           36                 168              71,913                 220
                                                     ------------------  ------------------  ------------------  ------------------

NET ASSETS                                          $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                             $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                  67,868             169,264           1,112,041             271,339

UNIT VALUE (ACCUMULATION)                           $             3.80  $             7.62  $            11.42  $             6.26
                                                     ==================  ==================  ==================  ==================

(1)  Cost of investments:                           $          289,857  $        1,283,212  $       12,428,108  $        1,736,080
     Shares of investments:                                     31,577             124,746           1,038,336              80,744




    OPPENHEIMER
       GLOBAL           PBHG INSURANCE
     SECURITIES        SERIES LARGE CAP
     FUND/VA           GROWTH PORTFOLIO
 ------------------  -------------------



$        2,578,424  $           839,104


 ------------------  -------------------

         2,578,424              839,104
 ------------------  -------------------




               300                  111
 ------------------  -------------------

               300                  111
 ------------------  -------------------

$        2,578,124  $           838,993
 ==================  ===================


$        2,578,124  $           838,993
 ==================  ===================


           351,773              141,500

$             7.33  $              5.93
 ==================  ===================

$        2,658,918  $           987,219
           145,674               67,452



The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                         SAFECO RST            SCHWAB           SCHWAB MONEY
                                                                      EQUITY PORTFOLIO       MARKETTRACK      MARKET PORTFOLIO
                                                    PIMCO VIT HIGH                        GROWTH PORTFOLIO
                                                    YIELD PORTFOLIO                             II
                                                   ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)              $          289,713 $          241,833  $        2,000,066  $       68,928,952
     Investment income due and accrued                         1,657              3,092                                 159,280
     Purchase payments receivable                                                                    35,459             496,553
                                                   ------------------ ------------------  ------------------  ------------------

        Total assets                                         291,370            244,925           2,035,525          69,584,785
                                                   ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                      38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

        Total liabilities                                         38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

NET ASSETS                                        $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                           $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                26,848             35,224             256,089           6,803,554

UNIT VALUE (ACCUMULATION)                         $            10.85 $             6.95  $             7.95  $            10.22
                                                   ================== ==================  ==================  ==================

(1)  Cost of investments:                         $          288,526 $          266,957  $        2,190,857  $       68,928,952
     Shares of investments:                                   40,406             13,383             186,053          68,928,952



                         STRONG VIF
    SCHWAB S&P 500      MID-CAP GROWTH
     PORTFOLIO           FUND II
  ------------------  -----------------



 $       10,488,569  $       1,016,399

            303,376
  ------------------  -----------------

         10,791,945          1,016,399
  ------------------  -----------------




              1,357                133
  ------------------  -----------------

              1,357                133
  ------------------  -----------------

 $       10,790,588  $       1,016,266
  ==================  =================


 $       10,790,588  $       1,016,266
  ==================  =================


          1,518,278            203,997

 $             7.11  $            4.98
  ==================  =================

 $       12,021,264  $       1,283,722
            828,481             99,355



The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                       STRONG VIF        ZURICH SCUDDER      ZURICH SCUDDER        TOTAL SCHWAB
                                                    OPPORTUNITY FUND      SVS I CAPITAL     SVS II SMALL CAP    SIGNATURE ANNUITY
                                                           II           GROWTH PORTFOLIO    GROWTH PORTFOLIO
                                                    ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        2,275,898  $          364,434  $          280,191  $       144,540,539
     Investment income due and accrued                                                                                     355,459
     Purchase payments receivable                                                                       1,381              836,769
                                                    ------------------  ------------------  ------------------  -------------------

        Total assets                                        2,275,898             364,434             281,572          145,732,767
                                                    ------------------  ------------------  ------------------  -------------------

LIABILITIES:
     Redemptions payable                                                                                                   938,624
     Due to Great-West Life & Annuity Insurance
     Company                                                      293                  47                  35               94,761
                                                    ------------------  ------------------  ------------------  -------------------

        Total liabilities                                         293                  47                  35            1,033,385
                                                    ------------------  ------------------  ------------------  -------------------

NET ASSETS                                         $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================


ACCUMULATION UNITS OUTSTANDING                                329,449              59,231              49,717

UNIT VALUE (ACCUMULATION)                          $             6.91  $             6.15  $             5.66
                                                    ==================  ==================  ==================

(1)  Cost of investments:                          $        2,828,890  $          430,446  $          298,886  $       148,944,523
     Shares of investments:                                   164,088              31,553              32,848


The accompanying notes are an integral part of these financial statements.                                              (Concluded)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             ALGER AMERICAN      AMERICAN CENTURY
                                                             GROWTH PORTFOLIO     VP INTERNATIONAL
                                                                                   PORTFOLIO         BARON CAPITAL
                                                                                                      ASSET FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $           16,269  $           80,953  $

EXPENSES:
    Mortality and expense risk                                        322,046              80,699             142,000
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        (305,777)                 254           (142,000)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                  (19,597,722)         (1,672,830)               5,654
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                     (19,597,722)         (1,672,830)               5,654
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               3,941,433            (95,507)         (2,897,801)
                                                            ------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $     (15,962,066)  $      (1,768,083)  $      (3,034,147)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.40%               0.85%
                                                            ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          0.24%               0.09%
                                                            ==================  ==================


                       DEUTSCHE ASSET       DEUTSCHE ASSET
    BERGER IPT-SMALL     MANAGEMENT VIT     MANAGEMENT VIT
    COMPANY GROWTH        EAFE EQUITY       SMALL CAP INDEX
       FUND               INDEX FUND            FUND
 ------------------  ------------------  ------------------



$                   $           59,296  $           64,323


           137,541              37,646              83,709
 ------------------  ------------------  ------------------

         (137,541)              21,650            (19,386)
 ------------------  ------------------  ------------------


      (15,336,078)           (896,019)         (1,201,912)
                 0                   0               4,829
 ------------------  ------------------  ------------------

      (15,336,078)           (896,019)         (1,197,083)
 ------------------  ------------------  ------------------


         3,731,150           (120,717)         (1,243,374)
 ------------------  ------------------  ------------------


$     (11,742,469)  $        (995,086)  $      (2,459,843)
 ==================  ==================  ==================


                                 1.34%               0.65%
                     ==================  ==================

                                                     0.89%
                                         ==================


The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        FEDERATED
                                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS
                                                              APPRECIATION       GROWTH & INCOME         FUND II
                                                                PORTFOLIO           PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $          103,957  $           27,191  $          248,675

EXPENSES:
    Mortality and expense risk                                        113,044              40,714             186,476
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                          (9,087)            (13,523)              62,199
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (2,020,133)           (890,971)         (1,477,290)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (2,020,133)           (890,971)         (1,477,290)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               (700,255)           (673,621)         (3,858,399)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (2,729,475)  $      (1,578,115)  $      (5,273,490)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.77%               0.57%               1.13%
                                                            ==================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          1.11%               0.55%               1.29%
                                                            ==================  ==================  ==================


   FEDERATED FUND                          INVESCO VIF-CORE
     FOR U.S.                              EQUITY INCOME
    GOVERNMENT           FEDERATED             FUND
   SECURITIES II      UTILITY FUND II
 ------------------  ------------------  ------------------



$        2,323,950  $          120,741  $          355,680


           590,789              18,161             239,500
 ------------------  ------------------  ------------------

         1,733,161             102,580             116,180
 ------------------  ------------------  ------------------


         2,207,252           (830,706)         (2,692,743)

 ------------------  ------------------  ------------------

         2,207,252           (830,706)         (2,692,743)
 ------------------  ------------------  ------------------


         1,473,653              57,301         (3,901,492)
 ------------------  ------------------  ------------------


$        5,414,066  $        (670,825)  $      (6,478,055)
 ==================  ==================  ==================


             3.34%               5.66%               1.26%
 ==================  ==================  ==================

             3.64%               3.32%               1.07%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             INVESCO VIF-HIGH                          JANUS ASPEN
                                                               YIELD FUND            INVESCO         SERIES FLEXIBLE
                                                                                 VIF-TECHNOLOGY      INCOME PORTFOLIO
                                                                                      FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $        1,624,094  $                   $        1,937,827

EXPENSES:
    Mortality and expense risk                                        120,789              66,309             333,620
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        1,503,305            (66,309)           1,604,207
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (4,571,781)        (12,048,737)             838,751
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (4,571,781)        (12,048,737)             838,751
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               2,657,943           6,823,853           1,228,642
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $        (410,533)  $      (5,291,193)  $        3,671,600
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                         11.42%                                   4.94%
                                                            ==================                      ==================

INVESTMENT INCOME RATIO (2001)                                          8.72%                                   6.24%
                                                            ==================                      ==================



-----------------------------------------------------------

                        JANUS ASPEN         JANUS ASPEN
    JANUS ASPEN           SERIES          SERIES WORLDWIDE
    SERIES GROWTH       INTERNATIONAL     GROWTH PORTFOLIO
     PORTFOLIO       GROWTH PORTFOLIO
 ------------------  ------------------  ------------------



$                   $          145,555  $          406,495


           334,222             158,011             424,045
 ------------------  ------------------  ------------------

         (334,222)            (12,456)            (17,550)
 ------------------  ------------------  ------------------


      (14,339,126)         (2,825,845)        (24,983,336)

 ------------------  ------------------  ------------------

      (14,339,126)         (2,825,845)        (24,983,336)
 ------------------  ------------------  ------------------


         1,926,393         (1,463,560)          10,581,445
 ------------------  ------------------  ------------------


$     (12,746,955)  $      (4,301,861)  $     (14,419,441)
 ==================  ==================  ==================


                                 0.79%               0.82%
                     ==================  ==================

             0.07%               1.00%               0.45%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   PRUDENTIAL          SAFECO RST
                                                               MONTGOMERY          SERIES FUND       EQUITY PORTFOLIO
                                                             VARIABLE SERIES     EQUITY CLASS II
                                                               GROWTH FUND          PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $                   $            2,369  $           62,136

EXPENSES:
    Mortality and expense risk                                         27,196               4,541              63,116
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                         (27,196)             (2,172)               (980)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                          (3,485,502)            (92,811)         (2,397,745)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized loss                                             (3,485,502)            (92,811)         (2,397,745)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized depreciation
       on investments                                               2,412,713            (35,123)             (9,591)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (1,099,985)  $        (130,106)  $      (2,408,316)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                              0.44%               0.84%
                                                                                ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          4.88%               0.49%               0.71%
                                                            ==================  ==================  ==================



    SAFECO RST            SCHWAB           SCHWAB MONEY
      GROWTH            MARKETTRACK       MARKET PORTFOLIO
   OPPORTUNITIES      GROWTH PORTFOLIO
     PORTFOLIO              II
 ------------------  ------------------  ------------------



$                   $          193,716  $        1,990,269


            86,844             101,917           1,287,507
 ------------------  ------------------  ------------------

          (86,844)              91,799             702,762
 ------------------  ------------------  ------------------


       (2,481,640)         (1,554,721)
            47,573              36,622
 ------------------  ------------------  ------------------

       (2,434,067)         (1,518,099)
 ------------------  ------------------  ------------------


       (2,994,269)           (778,813)
 ------------------  ------------------  ------------------


$      (5,515,180)  $      (2,205,113)  $          702,762
 ==================  ==================  ==================


                                 1.62%               1.31%
                     ==================  ==================

                                 2.60%               3.60%
                     ==================  ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                             SCHWAB S&P                                             ZURICH
                                                             500 PORTFOLIO                         UNIVERSAL        SCUDDER
                                                                                                 INSTITUTIONAL       SVS I
                                                                                                FUND U.S. REAL      CAPITAL
                                                                            STRONG MULTI CAP    ESTATE PORTFOLIO    GROWTH
                                                                             VALUE FUND II                        PORTFOLIO
                                                            -------------- ------------------- ------------------ ------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $    1,039,028 $            53,046 $          404,835 $      9,116

EXPENSES:
    Mortality and expense risk                                    776,288             122,030            111,381       23,150
                                                            -------------- ------------------- ------------------ ------------

NET INVESTMENT INCOME (LOSS)                                      262,740            (68,984)            293,454     (14,034)
                                                            -------------- ------------------- ------------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares              (10,366,367)         (2,643,359)             64,503  (1,023,792)
    Realized gain distributions                                                       646,340            310,367
                                                            -------------- ------------------- ------------------ ------------

    Net realized gain (loss)                                 (10,366,367)         (1,997,019)            374,870 0(1,023,792)
                                                            -------------- ------------------- ------------------ ------------

    Change in net unrealized depreciation
       on investments                                        (14,849,893)         (2,092,801)        (1,229,953)       47,088
                                                            -------------- ------------------- ------------------ ------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $ (24,953,520) $       (4,158,804) $        (561,629) $  (990,738)
                                                            ============== =================== ================== ============


INVESTMENT INCOME RATIO (2002)                                      1.14%               0.37%              3.09%        0.33%
                                                            ============== =================== ================== ============

INVESTMENT INCOME RATIO (2001)                                      1.01%                                  3.71%        0.37%
                                                            ==============                     ================== ============


                ZURICH
             CUDDER SVS I
               GROWTH &
                INCOME
              PORTFOLIO        TOTAL SCHWAB
           S                 SELECT ANNUITY
            ---------------  ------------------



           $        19,075  $       11,288,596


                    16,425           6,049,716
            ---------------  ------------------

                     2,650           5,238,880
            ---------------  ------------------


                 (413,324)       (126,728,330)
                                     1,045,731
            ---------------  ------------------
           0
           0     (413,324)       (125,682,599)
            ---------------  ------------------
           0
           0
                 (129,416)         (2,192,971)
            ---------------  ------------------
           0

           $     (540,090)  $    (122,636,690)
            ===============  ==================


                     0.99%
            ===============

                     1.26%
            ===============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              ALGER AMERICAN      ALGER AMERICAN
                                                            BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                                                                        ALLIANCE VP
                                                                                                      GROWTH & INCOME
                                                                                                         PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $            13,802  $              767  $           16,396

EXPENSES:
  Mortality and expense risk                                             7,808              11,751              16,887
                                                            -------------------  ------------------  ------------------

NET INVESTMENT GAIN  (LOSS)                                              5,994            (10,984)               (491)
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (18,992)           (295,950)           (204,080)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (18,992)           (295,950)           (119,814)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                  (103,158)           (410,083)           (550,957)
                                                            -------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                $         (116,156)  $        (717,017)  $        (671,262)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           1.22%               0.04%               0.66%
                                                            ===================  ==================  ==================



------------------------------------------------------------
    ALLIANCE VP          ALLIANCE
 GROWTH PORTFOLIO      BERNSTEIN VP          ALLIANCE
                        REAL ESTATE        BERNSTEIN VP
                        INVESTMENT        UTILITY INCOME
                         PORTFOLIO           PORTFOLIO
 ------------------  ------------------  ------------------



$                   $           60,168  $


             1,187              16,856                  28
 ------------------  ------------------  ------------------

           (1,187)              43,312                (28)
 ------------------  ------------------  ------------------


          (19,676)              53,549               (440)

 ------------------  ------------------  ------------------

          (19,676)              53,549               (440)
 ------------------  ------------------  ------------------


          (40,072)           (200,352)                (89)
 ------------------  ------------------  ------------------


$         (60,935)  $        (103,491)  $            (557)
 ==================  ==================  ==================


                                 2.38%
                     ==================


The accompanying notes are an integral part of these financial statements.                                               (Continued)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------

                                                             AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE
                                                               VP INCOME &       VP INTERNATIONAL     CAP GROWTH FUND
                                                                GROWTH IV            PORTFOLIO
                                                                PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $             2,165  $            6,814  $            3,950

EXPENSES:
  Mortality and expense risk                                             2,312              12,187               1,184
                                                            -------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             (147)             (5,373)               2,766
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (44,823)             192,385            (58,573)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (44,823)             192,385            (58,573)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                   (21,623)            (44,358)            (20,423)
                                                            -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $          (66,593)  $          142,654  $         (76,230)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.64%               0.36%               2.27%
                                                            ===================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                   2.59%
                                                                                                     ==================




-----------------------------------------------------------

 BERGER IPT-SMALL      DELAWARE GPF       DEUTSCHE ASSET
  COMPANY GROWTH       PREMIUM SMALL      MANAGEMENT VIT
       FUND          CAP VALUE SERIES       EAFE EQUITY
                                            INDEX FUND
 ------------------  ------------------  ------------------



$                   $            8,596  $           19,694


             6,092              18,536               7,896
 ------------------  ------------------  ------------------

           (6,092)             (9,940)              11,798
 ------------------  ------------------  ------------------


         (469,799)            (10,250)                 957
                                19,672
 ------------------  ------------------  ------------------

         (469,799)               9,422                 957
 ------------------  ------------------  ------------------


         (101,403)           (402,832)            (17,364)
 ------------------  ------------------  ------------------


$        (577,294)  $        (403,350)  $          (4,609)
 ==================  ==================  ==================


                                 0.31%               1.65%
                     ==================    ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              DEUTSCHE ASSET
                                                              MANAGEMENT VIT        DREYFUS VIF          DREYFUS VIF
                                                              SMALL CAP INDEX     GROWTH & INCOME         SMALL CAP
                                                                   FUND              PORTFOLIO            PORTFOLIO
                                                             ------------------  -------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                              $           11,407  $             3,858  $              694

EXPENSES:
     Mortality and expense risk                                          9,494                3,636              10,593
                                                             ------------------  -------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             1,913                  222             (9,899)
                                                             ------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                     (356,868)             (38,769)           (432,657)
     Realized gain distributions                                           856
                                                             ------------------  -------------------  ------------------

     Net realized gain (loss)                                        (356,012)             (38,769)           (432,657)
                                                             ------------------  -------------------  ------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                (19,362)            (119,817)                 312
                                                             ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                              $        (373,461)  $         (158,364)  $        (442,244)
                                                             ==================  ===================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.81%                0.72%               0.04%
                                                             ==================  ===================  ==================

INVESTMENT INCOME RATIO (2001)                                           2.38%                0.79%               0.79%
                                                             ==================  ===================  ==================


                        FEDERATED FUND
      FEDERATED             FOR US
    INTERNATIONAL         GOVERNMENT        INVESCO VIF-HIGH
    EQUITY FUND II       SECURITIES II         YIELD FUND
  -------------------  ------------------  -------------------



 $                    $           10,668  $           191,430


               7,203              33,427                8,651
  -------------------  ------------------  -------------------

             (7,203)            (22,759)              182,779
  -------------------  ------------------  -------------------


             568,165             225,377             (71,035)

  -------------------  ------------------  -------------------

             568,165             225,377             (71,035)
  -------------------  ------------------  -------------------


               3,927             169,256             (88,252)
  -------------------  ------------------  -------------------


 $           564,889  $          371,874  $            23,492
  ===================  ==================  ===================


                                   0.18%               14.81%
                       ==================  ===================

                                                       54.81%
                                           ===================




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    J.P. MORGAN         JANUS ASPEN
                                                                  INVESCO         SERIES TRUST II     SERIES FLEXIBLE
                                                              VIF-TECHNOLOGY       SMALL COMPANY     INCOME PORTFOLIO
                                                                   FUND                FUND
                                                             ------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                               $                   $            3,357  $          455,264

EXPENSES:
    Mortality and expense risk                                           1,761              10,327              61,334
                                                             ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                           (1,761)             (6,970)             393,930
                                                             ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                      (150,174)           (326,403)              68,566
    Realized gain distributions
                                                             ------------------  ------------------  ------------------

    Net realized gain (loss)                                         (150,174)           (326,403)              68,566
                                                             ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                                 (24,856)            (73,263)             444,767
                                                             ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                               $        (176,791)  $        (406,636)  $          907,263
                                                             ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                               0.22%               5.03%
                                                                                 ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                  11.03%
                                                                                                     ==================



   JANUS ASPEN         OPPENHEIMER       PBHG INSURANCE
SERIES WORLDWIDE         GLOBAL         SERIES LARGE CAP
GROWTH PORTFOLIO       SECURITIES       BROWTH PORTFOLIO
                         FUND/VA
------------------  ------------------  ------------------



$          17,179  $            6,062  $


           17,235              11,807               3,143
------------------  ------------------  ------------------

             (56)             (5,745)             (3,143)
------------------  ------------------  ------------------


        (223,834)           (334,851)            (48,700)

------------------  ------------------  ------------------

        (223,834)           (334,851)            (48,700)
------------------  ------------------  ------------------


         (83,139)            (88,077)           (100,683)
------------------  ------------------  ------------------


$       (307,029)  $        (428,673)  $        (152,526)
==================  ==================  ==================


            0.65%               0.35%
==================  ==================

            0.57%
==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SAFECO RST
                                                                    PIMCO VIT HIGH    EQUITY PORTFOLIO    SCHWAB MARKETTRACK
                                                                    YIELD PORTFOLIO                       GROWTH PORTFOLIO II
                                                                   ------------------ ------------------ ----------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                                    $            2,933 $            3,092 $               32,455

EXPENSES:
     Mortality and expense risk                                                  241              1,293                  8,449
                                                                   ------------------ ------------------ ----------------------

NET INVESTMENT INCOME (LOSS)                                                   2,692              1,799                 24,006
                                                                   ------------------ ------------------ ----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                               4,642           (41,008)               (29,193)
     Realized gain distributions                                                                                         6,136
                                                                   ------------------ ------------------ ----------------------

     Net realized gain (loss)                                                  4,642           (41,008)               (23,057)
                                                                   ------------------ ------------------ ----------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                         1,187           (28,186)              (202,464)
                                                                   ------------------ ------------------ ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                    $            8,521 $         (67,395) $            (201,515)
                                                                   ================== ================== ======================


INVESTMENT INCOME RATIO (2002)                                                 2.03%              1.67%                  2.59%
                                                                   ================== ================== ======================

INVESTMENT INCOME RATIO (2001)                                                                    3.66%                  8.57%
                                                                                      ================== ======================




   SCHWAB MONEY                          STRONG VIF
 MARKET PORTFOLIO    SCHWAB S&P 500    MID-CAP GROWTH
                      PORTFOLIO          FUND II
 ------------------ ----------------- -----------------



$          477,103 $         144,098 $


           252,140            57,484             5,924
 ------------------ ----------------- -----------------

           224,963            86,614           (5,924)
 ------------------ ----------------- -----------------


                           (738,100)         (135,806)

 ------------------ ----------------- -----------------

                           (738,100)         (135,806)
 ------------------ ----------------- -----------------


                         (1,527,207)         (284,018)
 ------------------ ----------------- -----------------


$          224,963 $     (2,178,693) $       (425,748)
 ================== ================= =================


             1.28%             1.69%
 ================== =================

             2.50%             3.57%
 ================== =================


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                                 STRONG VIF        ZURICH SCUDDER       ZURICH SCUDDER
                                                               PPORTUNITY FUND      SVS I CAPITAL      SVS II SMALL CAP
                                                                     II           GROWTH PORTFOLIO     GROWTH PORTFOLIO
                                                              ------------------  ------------------  -------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
   Dividends                                                 $           10,697  $            1,421  $

EXPENSES:
   Mortality and expense risk                                            14,990               2,464                1,794
                                                              ------------------  ------------------  -------------------

NET INVESTMENT INCOME (LOSS)                                            (4,293)             (1,043)              (1,794)
                                                              ------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized loss on sale of fund shares                               (417,109)            (63,674)             (75,106)
   Realized gain distributions                                           50,698                   0                    0
                                                              ------------------  ------------------  -------------------

   Net realized loss                                                  (366,411)            (63,674)             (75,106)
                                                              ------------------  ------------------  -------------------

   Change in net unrealized depreciation on investments               (396,293)            (83,490)             (18,410)
                                                              ------------------  ------------------  -------------------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $        (766,997)  $        (148,207)  $          (95,310)
                                                              ==================  ==================  ===================


INVESTMENT INCOME RATIO (2002)                                            0.48%               0.39%
                                                              ==================  ==================

INVESTMENT INCOME RATIO (2001)                                            1.19%
                                                              ==================



-----------------------


     TOTAL SCHWAB
   SIGNATURE ANNUITY
 ----------------------



$            1,504,070


               626,114
 ----------------------

               877,956
 ----------------------


           (3,492,229)
               161,628
 ----------------------

           (3,330,601)
 ----------------------

           (4,430,782)
 ----------------------


$          (6,883,427)
 ======================




The accompanying notes are an integral part of these financial statements.                                              (Concluded)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                      ALGER AMERICAN GROWTH PORTFOLIO
                                               -----------------------------------------------
                                                           2002                   2001
                                               -----------------------------------------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)              $                   (305,777)$        (349,413)
    Net realized gain (loss)                                   (19,597,722)           656,618
    Change in net unrealized appreciation
       (depreciation) on investments                              3,941,433       (9,217,991)
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (15,962,066)       (8,910,786)
                                               -----------------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               644,496         2,283,820
    Redemptions                                                 (4,476,706)       (4,214,943)
    Transfers between subaccounts, net                          (6,914,152)       (1,544,364)
    Contract maintenance charges                                   (10,201)          (10,712)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                  302
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                   (10,756,261)       (3,486,199)
                                               -----------------------------------------------

    Total increase (decrease) in net assets                    (26,718,327)      (12,396,985)

NET ASSETS:
    Beginning of period                                          52,489,441        64,886,426
                                               -----------------------------------------------

    End of period                             $                  25,771,114$       52,489,441
                                               ===============================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 765,483
                                                                                    501,506
    Units redeemed                                           (1,511,969)
                                                                                   (732,453)
                                               -----------------------------------------------

    Net increase (decrease)                                       (746,486)         (230,947)
                                               ===============================================



  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                     BARON CAPITAL ASSET FUND
------------------------------------------------            --------------------------------------
          2002                       2001                           2002               2001
--------------------------     -----------------            --------------------------------------





$                     254     $        (99,824)            $           (142,000)$        (85,391)
              (1,672,830)           (5,033,780)                            5,654         (41,925)

                 (95,507)               455,225                      (2,897,801)        1,167,627
--------------------------     -----------------            --------------------------------------



              (1,768,083)           (4,678,379)                      (3,034,147)        1,040,311
--------------------------     -----------------            --------------------------------------


                  226,852               478,965                          446,691          453,451
              (1,275,757)           (4,984,862)                      (1,735,255)        (378,862)
                (141,256)             3,777,088                        7,724,426        4,630,875
                  (1,598)               (1,323)                          (2,672)          (1,244)



--------------------------     -----------------            --------------------------------------



              (1,191,759)             (730,132)                        6,433,190        4,704,220
--------------------------     -----------------            --------------------------------------

              (2,959,842)           (5,408,511)                        3,399,043        5,744,531


               10,364,002            15,772,513                       12,953,897        7,209,366
--------------------------     -----------------            --------------------------------------

$               7,404,160     $      10,364,002            $          16,352,940$      12,953,897
==========================     =================            ======================================



              5,265,640               3,850,421                        1,230,858          658,471

            (5,337,614)              (3,902,282)                        (719,300)        (256,608)
--------------------------     -----------------            --------------------------------------

                 (71,974)              (51,861)                          511,558          401,863
==========================     =================            ======================================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                BERGER IPT-SMALL COMPANY GROWTH FUND    DEUTSCHE ASSET MANAGEMENT VIT EAFE
                                                                                                EQUITY INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (137,541) $    (278,041)  $                21,650 $     (32,195)
    Net realized gain (loss)                             (15,336,078)   (10,712,015)                (896,019)      (791,730)
    Change in net unrealized appreciation
       (depreciation) on investments                        3,731,150    (4,833,268)                (120,717)         33,019
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (11,742,469)   (15,823,324)                (995,086)      (790,906)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         332,710      1,669,350                  158,137        890,043
    Redemptions                                           (2,093,037)    (2,386,143)                (841,650)    (4,591,856)
    Transfers between subaccounts, net                    (5,192,175)    (1,866,079)                1,031,610      5,975,994
    Contract maintenance charges                              (4,982)        (6,001)                    (435)          (245)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (6,957,484)    (2,588,873)                  347,662      2,273,936
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets              (18,699,953)   (18,412,197)                (647,424)      1,483,030

NET ASSETS:
    Beginning of period                                    27,440,485     45,852,682                4,365,682      2,882,652
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            8,740,532 $   27,440,485  $             3,718,258 $    4,365,682
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                              212,138       645,174                 6,495,991       5,161,076
    Units redeemed
                                                            (836,759)      (818,943)               (6,439,658)     (4,862,161)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (624,621)      (173,769)                   56,333        298,915
                                                ====================== ==============  ======================= ==============



  DEUTSCHE ASSET MANAGEMENT VIT SMALL
           CAP INDEX FUND
 --------------------------------------
          2002               2001
 --------------------------------------





$              (19,386)$         2,362
            (1,197,083)        125,717

            (1,243,374)       (50,491)
 --------------------------------------



            (2,459,843)         77,588
 --------------------------------------


                249,181        981,792
            (1,612,246)      (475,341)
              2,567,852      3,738,699
                  (998)          (542)



 --------------------------------------



              1,203,789      4,244,608
 --------------------------------------

            (1,256,054)      4,322,196


              9,483,881      5,161,685
 --------------------------------------

$             8,227,827$     9,483,881
 ======================================



               763,301         553,534

              (676,967)       (174,784)
 --------------------------------------

                 86,334        378,750
 ======================================



The accompanying notes are an integral part of these financial statements.                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 DREYFUS VIF APPRECIATION PORTFOLIO    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (9,087)$      15,291  $               (13,523) $    (14,762)
    Net realized loss                                       (2,020,133)    (210,413)                 (890,971)     (772,908)
    Change in net unrealized depreciation
       on investments                                         (700,255)    (243,659)                 (673,621)      (15,293)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                      (2,729,475)    (438,781)               (1,578,115)     (802,963)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           307,936    1,009,675                   199,678       345,800
    Redemptions                                            (24,748,055)    (423,950)                 (655,096)     (615,284)
    Transfers between subaccounts, net                       27,600,002    3,056,332               (2,009,187)     5,799,082
    Contract maintenance charges                                (1,312)        (756)                     (702)         (441)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                                                     695
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                  3,158,571    3,641,301               (2,464,612)     5,529,157
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                     429,096    3,202,520               (4,042,727)     4,726,194

NET ASSETS:
    Beginning of period                                       7,986,639    4,784,119                 7,440,442     2,714,248
                                                -------------------------------------  ------------------------ -------------

    End of period                              $              8,415,735$   7,986,639  $              3,397,715 $   7,440,442
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
     Units issued
                                                              24,712,370     581,619                  246,570         902,725
     Units redeemed
                                                             (24,469,382)   (175,430)                (544,930)       (389,359)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                     242,988      406,189                 (298,360)       513,366
                                                =====================================  ======================== =============




  FEDERATED AMERICAN LEADERS FUND II
 --------------------------------------
          2002               2001
 --------------------------------------





$                62,199$        99,575
            (1,477,290)      (244,451)
                                     0
            (3,858,399)    (1,072,627)
 --------------------------------------


            (5,273,490)    (1,217,503)
 --------------------------------------


                431,610      1,329,845
            (2,454,570)    (1,282,349)
              1,108,513      4,675,786
                (3,289)        (2,819)


                  6,194
 --------------------------------------



              (911,542)      4,720,463
 --------------------------------------

            (6,185,032)      3,502,960


             24,282,986     20,780,026
 --------------------------------------

$            18,097,954$    24,282,986
 ======================================



               365,463         603,067

              (452,179)       (323,332)
 --------------------------------------

               (86,716)        279,735
 ======================================


The accompanying notes are an integral part of these financial statements.                                        (Continued)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                           SECURITIES II                     FEDERATED UTILITY FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002                2001
                                                ---------------------- --------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                      $            1,733,161 $    1,424,040  $                102,580 $      75,649  $
    Net realized gain (loss)                                2,207,252        871,150                 (830,706)     (481,924)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,473,653        465,334                    57,301      (67,654)
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting
       from operations                                      5,414,066      2,760,524                 (670,825)     (473,929)
                                                ---------------------- --------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       1,052,466      4,636,168                    62,688       101,287
    Redemptions                                          (10,099,142)    (4,882,852)                 (231,091)     (304,911)
    Transfers between subaccounts, net                     20,653,682     17,039,710                  (50,844)      (47,356)
    Contract maintenance charges                              (4,960)        (2,642)                     (403)         (518)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                               11,602,046     16,790,384                 (219,650)     (251,498)
                                                ---------------------- --------------  ------------------------ -------------

    Total increase (decrease) in net assets                17,016,112     19,550,908                 (890,475)     (725,427)

NET ASSETS:
    Beginning of period                                    58,968,335     39,417,427                 2,614,897     3,340,324
                                                ---------------------- --------------  ------------------------ -------------

    End of period                              $           75,984,447 $   58,968,335  $              1,724,422 $   2,614,897  $
                                                ====================== ==============  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            3,210,872      2,832,846                    155,061      136,184
    Units redeemed
                                                           (2,351,516)    (1,530,265)                  (185,005)    (158,314)
                                                ---------------------- --------------  ------------------------ -------------

    Net increase (decrease)                                   859,356      1,302,581                  (29,944)      (22,130)
                                                ====================== ==============  ======================== =============


 INVESCO VIF-CORE EQUITY INCOME FUND
--------------------------------------
         2002               2001
--------------------------------------





               116,180$        81,085
           (2,692,743)      (172,324)

           (3,901,492)    (3,813,771)
--------------------------------------



           (6,478,055)    (3,905,010)
--------------------------------------


               556,743      1,725,980
           (3,815,569)    (2,037,523)
           (5,199,729)      3,041,653
               (4,254)        (3,863)


                 3,814
--------------------------------------



           (8,458,995)      2,726,247
--------------------------------------

          (14,937,050)    (1,178,763)


            35,560,265     36,739,028
--------------------------------------

            20,623,215$    35,560,265
======================================



             260,849          471,170

            (867,467)        (323,680)
--------------------------------------

             (606,618)        147,490
======================================





The accompanying notes are an integral part of these financial statements.                                    (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------



                                                    INVESCO VIF-HIGH YIELD FUND             INVESCO VIF-TECHNOLOGY FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                2002                2001
                                                ---------------------- --------------  ---------------------- ---------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,503,305 $    1,706,287  $             (66,309) $     (127,335)
    Net realized gain (loss)                              (4,571,781)    (3,573,696)            (12,048,737)    (12,090,981)
    Change in net unrealized appreciation                                          0
       (depreciation) on investments                        2,657,943    (1,421,593)               6,823,853       1,345,192
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting
       from operations                                      (410,533)    (3,289,002)             (5,291,193)    (10,873,124)
                                                ---------------------- --------------  ---------------------- ---------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         181,545      1,137,198                 138,781         620,110
    Redemptions                                           (1,580,496)    (2,155,492)               (898,236)       (748,944)
    Transfers between subaccounts, net                      (614,674)      (280,813)             (1,613,856)       (255,988)
    Contract maintenance charges                              (1,695)        (1,910)                 (3,659)         (3,956)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (2,015,320)    (1,301,017)             (2,376,970)       (388,778)
                                                ---------------------- --------------  ---------------------- ---------------

    Total increase (decrease) in net assets               (2,425,853)    (4,590,019)             (7,668,163)    (11,261,902)

NET ASSETS:
    Beginning of period                                    17,491,104     22,081,123              12,784,934      24,046,836
                                                ---------------------- --------------  ---------------------- ---------------

    End of period                              $           15,065,251 $   17,491,104  $            5,116,771 $    12,784,934
                                                ====================== ==============  ====================== ===============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            1,032,093     1,309,595                1,851,289       1,817,655
    Units redeemed
                                                           (1,248,271)    (1,426,295)             (2,874,734)     (1,860,770)
                                                ---------------------- --------------  ---------------------- ---------------

    Net increase (decrease)                                 (216,178)      (116,700)             (1,023,445)        (43,115)
                                                ====================== ==============  ====================== ===============



  JANUS ASPEN SERIES FLEXIBLE INCOME
               PORTFOLIO
 --------------------------------------
         2002                2001
 ---------------------- ---------------





$            1,604,207 $     1,356,354
               838,751         308,644
                                     0
             1,228,642       (182,712)
 ---------------------- ---------------



             3,671,600       1,482,286
 ---------------------- ---------------


               883,571       2,083,736
           (6,130,979)     (2,651,284)
            13,886,960      14,156,848
               (3,040)         (1,399)



 ---------------------- ---------------



             8,636,512      13,587,901
 ---------------------- ---------------

            12,308,112      15,070,187


            32,113,311      17,043,124
 ---------------------- ---------------

$           44,421,423 $    32,113,311
 ====================== ===============



             3,073,446       1,909,388

            (2,320,292)      (668,129)
 ---------------------- ---------------

               753,154       1,241,259
 ====================== ===============



The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                JANUS ASPEN SERIES GROWTH PORTFOLIO      JANUS ASPEN SERIES INTERNATIONAL
                                                                                                 GROWTH PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (334,222)$     (532,715)  $              (12,456) $       38,611
    Net realized loss                                    (14,339,126)    (7,841,142)              (2,825,845)    (9,407,402)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,926,393   (13,161,098)              (1,463,560)      2,621,751
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting
       from operations                                   (12,746,955)   (21,534,955)              (4,301,861)    (6,747,040)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         289,180      2,049,931                1,823,853      2,315,343
    Redemptions                                           (5,242,793)    (4,567,828)              (3,041,391)    (1,364,199)
    Transfers between subaccounts, net                   (10,086,634)    (8,638,651)              (3,590,621)      (981,688)
    Contract maintenance charges                             (11,542)       (12,438)                  (4,143)        (4,150)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                            541
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting from
       contract transactions                             (15,051,248)   (11,168,986)              (4,812,302)       (34,694)
                                                -------------------------------------  ----------------------- --------------

    Total decrease in net assets                         (27,798,203)   (32,703,941)              (9,114,163)    (6,781,734)

NET ASSETS:
    Beginning of period                                    54,438,566     87,142,507               22,800,129     29,581,863
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           26,640,363$    54,438,566  $            13,685,966 $   22,800,129
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             208,659         444,204               16,390,251      4,471,517
    Units redeemed                                        (1,388,001)      1,142,418)             (16,783,567)    (4,444,913)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                               (1,179,342)      (698,214)                (393,316)         26,604
                                                =====================================  ======================= ==============



  JANUS ASPEN SERIES WORLDWIDE GROWTH
               PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$             (17,550)$      (312,857)
          (24,983,336)    (16,976,260)

            10,581,445     (5,751,884)
 --------------------------------------


          (14,419,441)    (23,041,001)
 --------------------------------------


               772,453       1,916,410
           (6,651,725)     (6,372,745)
           (8,090,120)    (14,471,404)
              (14,346)        (15,727)


                   270
 --------------------------------------


          (13,983,468)    (18,943,466)
 --------------------------------------

          (28,402,909)    (41,984,467)


            63,654,485     105,638,952
 --------------------------------------

$           35,251,576$     63,654,485
 ======================================


            12,743,720       1,718,529
           (13,685,709)     (2,757,821)
 --------------------------------------

             (941,989)     (1,039,292)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 MONTGOMERY VARIABLE SERIES GROWTH      PRUDENTIAL SERIES FUND EQUITY CLASS
                                                                FUND                               II PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (27,196)$      224,217  $                (2,172) $     (4,358)
    Net realized loss                                      (3,485,502)     (276,805)                  (92,811)     (282,564)
    Change in net unrealized depreciation
       on investments                                        2,412,713   (1,369,250)                  (35,123)       145,404
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                     (1,099,985)   (1,421,838)                 (130,106)     (141,518)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          105,198       449,311                     8,203        91,991
    Redemptions                                            (2,735,550)     (280,060)                 (130,236)     (177,652)
    Transfers between subaccounts, net                     (1,456,637)     (222,907)                 (411,367)     (327,276)
    Contract maintenance charges                                 (731)         (830)                     (101)         (113)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting from
       contract transactions                               (4,087,720)      (54,486)                 (533,501)     (413,050)
                                                -------------------------------------  ------------------------ -------------

    Total decrease in net assets                           (5,187,705)   (1,476,324)                 (663,607)     (554,568)

NET ASSETS:
    Beginning of period                                      5,187,705     6,664,029                 1,052,766     1,607,334
                                                -------------------------------------  ------------------------ -------------

    End of period                              $                     0$    5,187,705  $                389,159 $   1,052,766
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               27,356        131,107                   18,230        199,433
    Units redeemed                                           (480,669)      (135,293)                 (80,159)      (239,890)
                                                -------------------------------------  ------------------------ -------------

    Net decrease                                             (453,313)       (4,186)                  (61,929)      (40,457)
                                                =====================================  ======================== =============



      SAFECO RST EQUITY PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$                 (980)$      (17,195)
            (2,397,745)      (676,679)
                                     0
                (9,591)      (588,183)
 --------------------------------------


            (2,408,316)    (1,282,057)
 --------------------------------------


                 87,351        180,604
              (770,195)      (606,324)
            (2,837,410)      (654,046)
                (1,661)        (1,776)



 --------------------------------------


            (3,521,915)    (1,081,542)
 --------------------------------------

            (5,930,231)    (2,363,599)


             10,848,178     13,211,777
 --------------------------------------

$             4,917,947$    10,848,178
 ======================================


               142,755         103,044
              (471,914)       (183,877)
 --------------------------------------

              (329,159)       (80,833)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                   (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  SAFECO RST GROWTH OPPORTUNITIES       SCHWAB MARKETTRACK GROWTH PORTFOLIO
                                                             PORTFOLIO                                  II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $             (86,844) $     (78,548)  $                91,799 $      227,309
    Net realized loss                                     (2,434,067)      (724,281)              (1,518,099)      (205,148)
    Change in net unrealized appreciation
       (depreciation) on investments                      (2,994,269)      2,545,873                (778,813)    (1,366,545)
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                    (5,515,180)      1,743,044              (2,205,113)    (1,344,384)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         387,728        580,841                  402,835      1,082,770
    Redemptions                                             (999,679)      (580,013)              (1,705,101)    (1,113,300)
    Transfers between subaccounts, net                    (1,096,991)      5,530,701                1,220,672      1,306,583
    Contract maintenance charges                              (2,027)        (1,189)                  (2,807)        (2,298)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (1,710,969)      5,530,340                 (84,401)      1,273,755
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets               (7,226,149)      7,273,384              (2,289,514)       (70,629)

NET ASSETS:
    Beginning of period                                    13,404,283      6,130,899               13,067,306     13,137,935
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            6,178,134 $   13,404,283  $            10,777,792 $   13,067,306
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                            1,554,115      3,709,736                 391,032         240,183
    Units redeemed                                         (1,825,160)    (3,219,522)               (405,610)       (162,228)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (271,045)        490,214                 (14,578)         77,955
                                                ====================== ==============  ======================= ==============



     SCHWAB MONEY MARKET PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$              702,762$      4,522,927



 --------------------------------------



               702,762       4,522,927
 --------------------------------------


            85,960,084     137,332,924
          (68,681,669)    (51,838,398)
          (45,822,310)    (72,402,680)
              (31,363)        (24,201)


                 9,065           1,019
 --------------------------------------



          (28,566,193)      13,068,664
 --------------------------------------

          (27,863,431)      17,591,591


           165,358,499     147,766,908
 --------------------------------------

$          137,495,068$    165,358,499
 ======================================


            26,840,917      26,356,243
           (29,165,734)    (25,264,012)
 --------------------------------------

           (2,324,817)       1,092,231
 ======================================


The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                      SCHWAB S&P 500 PORTFOLIO            STRONG MULTI CAP VALUE FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              262,740$       172,527  $              (68,984) $     (93,210)
    Net realized gain (loss)                             (10,366,367)    (3,117,337)              (1,997,019)      (186,676)
    Change in net unrealized depreciation                                                                                  0
       on investments                                    (14,849,893)   (12,540,187)              (2,092,801)        130,422
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (24,953,520)   (15,484,997)              (4,158,804)      (149,464)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       2,648,806      7,983,490                  500,079        946,432
    Redemptions                                          (10,074,928)    (8,613,860)              (1,382,050)    (1,343,875)
    Transfers between subaccounts, net                      (793,500)     14,755,362                  965,923      9,394,498
    Contract maintenance charges                             (22,641)       (20,299)                  (1,791)          (881)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                          2,137                                   5,293          2,044
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (8,240,126)     14,104,693                   87,454      8,998,218
                                                -------------------------------------  ----------------------- --------------

    Total increase (decrease) in net assets              (33,193,646)    (1,380,304)              (4,071,350)      8,848,754

NET ASSETS:
    Beginning of period                                   110,371,336    111,751,640               13,994,794      5,146,040
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           77,177,690$   110,371,336  $             9,923,444 $   13,994,794
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           2,148,371       2,274,113                3,042,960      1,777,364
    Units redeemed                                        (2,759,847)     (1,478,327)              (3,144,955)      (867,368)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                                 (611,476)        795,786                (101,995)        909,996
                                                =====================================  ======================= ==============



   UNIVERSAL INSTITUTIONAL FUND U.S.
         REAL ESTATE PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$               293,454$       276,007
                374,870        767,569

            (1,229,953)      (454,230)
 --------------------------------------



              (561,629)        589,346
 --------------------------------------


                275,213        599,759
            (1,970,566)      (661,922)
              4,852,967        799,424
                (1,865)          (943)


                  2,058
 --------------------------------------



              3,157,807        736,318
 --------------------------------------

              2,596,178      1,325,664


             10,185,655      8,859,991
 --------------------------------------

$            12,781,833$    10,185,655
 ======================================


              1,028,052       1,087,870
               (799,078)     (1,044,110)
 --------------------------------------

                228,974         43,760
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                ZURICH SCUDDER SVS I CAPITAL GROWTH    ZURICH SCUDDER SVS I GROWTH & INCOME
                                                             PORTFOLIO                               PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (14,034)$     (19,701)  $                  2,650 $       8,833
    Net realized loss                                      (1,023,792)     (978,894)                 (413,324)     (119,353)
    Change in net unrealized depreciation
       on investments                                           47,088     (170,269)                 (129,416)     (155,598)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                       (990,738)   (1,168,864)                 (540,090)     (266,118)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           62,962       342,723                    77,820       570,200
    Redemptions                                              (217,174)     (172,021)                 (229,993)     (144,429)
    Transfers between subaccounts, net                       (788,894)       405,321                 (825,156)     1,118,313
    Contract maintenance charges                                 (653)         (495)                     (310)         (178)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                 (943,759)       575,528                 (977,639)     1,543,906
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                (1,934,497)     (593,336)               (1,517,729)     1,277,788

NET ASSETS:
    Beginning of period                                      3,963,836     4,557,172                 3,006,086     1,728,298
                                                -------------------------------------  ------------------------ -------------

    End of period                              $             2,029,339$    3,963,836  $              1,488,357 $   3,006,086
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              113,267        305,299                   109,327       290,681
    Units redeemed                                           (232,152)      (269,830)                 (241,233)     (104,738)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                  (118,885)        35,469                 (131,906)       185,943
                                                =====================================  ======================== =============



      TOTAL SCHWAB SELECT ANNUITY
 --------------------------------------
       2002                2001
 ------------------ -------------------





$        5,238,880 $         8,185,529
     (125,682,599)        (72,188,990)

       (2,192,971)        (47,566,456)
 ------------------ -------------------


     (122,636,690)       (111,569,917)
 ------------------ -------------------


        99,274,850         176,189,949
     (166,480,935)       (109,971,222)
      (15,922,906)         (2,490,983)
         (140,181)           (123,889)

                 0                   0
            30,369               3,063
 ------------------ -------------------



      (83,238,803)          63,606,918
 ------------------ -------------------

     (205,875,493)        (47,962,999)


       807,673,925         855,636,924
 ------------------ -------------------

$      601,798,432 $       807,673,925
 ================== ===================


       114,400,436          65,043,754
      (122,299,831)        (58,917,152)
 ------------------ -------------------

       (7,899,395)           6,126,602
 ================== ===================


The accompanying notes are an integral part of these financial
statements.                                                                                                 (Concluded)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  ALGER AMERICAN BALANCED PORTFOLIO        ALGER AMERICAN GROWTH PORTFOLIO
                                                --------------------------------------  ---------------------------------------
                                                      2002                2001                2002                 2001
                                                ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:                                                  (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            5,994  $          (1,040)  $         (10,984)  $           (3,471)
    Net realized loss                                    (18,992)             (1,173)           (295,950)             (11,839)
    Change in net unrealized appreciation
       (depreciation) on investments                    (103,158)               9,238           (410,083)             (43,583)
                                                ------------------  ------------------  ------------------  -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (116,156)               7,025           (717,017)             (58,893)
                                                ------------------  ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     355,292             397,023             715,550            1,188,637
    Redemptions                                          (23,953)             (5,395)           (101,701)              (7,060)
    Transfers between subaccounts, net                  1,133,304             136,664             339,182              329,666
                                                ------------------  ------------------  ------------------  -------------------

    Increase in net assets resulting from
       contract transactions                            1,464,643             528,292             953,031            1,511,243
                                                ------------------  ------------------  ------------------  -------------------

    Total increase in net assets                        1,348,487             535,317             236,014            1,452,350

NET ASSETS:
    Beginning of period                                   535,317                               1,452,350
                                                ------------------  ------------------  ------------------  -------------------

    End of period                              $        1,883,804  $          535,317  $        1,688,364  $         1,452,350
                                                ==================  ==================  ==================  ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          213,535             79,794              272,959              171,170
    Units redeemed                                        (45,750)           (24,597)            (151,039)              (7,904)
                                                ------------------  ------------------  ------------------  -------------------

    Net increase                                          167,785              55,197             121,920              163,266
                                                ==================  ==================  ==================  ===================


----------------------------------------

 ALLIANCE VP GROWTH & INCOME PORTFOLIO
 ---------------------------------------
        2002                2001
 -------------------  ------------------
                             (1)




$             (491)  $          (2,953)
          (119,814)             (7,719)

          (550,957)              57,506
 -------------------  ------------------



          (671,262)              46,834
 -------------------  ------------------


          1,204,634             537,456
           (70,299)             (9,470)
          1,220,851           1,052,776
 -------------------  ------------------


          2,355,186           1,580,762
 -------------------  ------------------

          1,683,924           1,627,596


          1,627,596
 -------------------  ------------------

$         3,311,520  $        1,627,596
 ===================  ==================


            398,248             183,811
           (115,968)           (10,413)
 -------------------  ------------------

            282,280             173,398
 ===================  ==================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------



                                                                                            ALLIANCE BERNSTEIN VP REAL ESTATE
                                                      ALLIANCE VP GROWTH PORTFOLIO                 INVESTMENT PORTFOLIO
                                                  --------------------------------------  ---------------------------------------
                                                        2002                2001                 2002                2001
                                                  ------------------  ------------------  ------------------- -------------------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $          (1,187)  $            (292)  $            43,312 $             (864)
    Net realized gain (loss)                               (19,676)             (6,813)               53,549               7,508
    Change in net unrealized appreciation
       (depreciation) on investments                       (40,072)               7,382            (200,352)              15,151
                                                  ------------------  ------------------  ------------------- -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                     (60,935)                 277            (103,491)              21,795
                                                  ------------------  ------------------  ------------------- -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                        65,642              63,658            1,918,161             114,883
    Redemptions                                             (4,222)            (77,437)            (111,736)             (1,162)
    Transfers between subaccounts, net                      127,800             142,127            1,309,534             576,523
                                                  ------------------  ------------------  ------------------- -------------------

    Increase in net assets resulting from
       contract transactions                                189,220             128,348            3,115,959             690,244
                                                  ------------------  ------------------  ------------------- -------------------

    Total increase in net assets                            128,285             128,625            3,012,468             712,039

NET ASSETS:
    Beginning of period                                     128,625                                  712,039
                                                  ------------------  ------------------  ------------------- -------------------

    End of period                                $          256,910  $          128,625  $         3,724,507 $           712,039
                                                  ==================  ==================  =================== ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             47,773              26,709              435,652             148,612
    Units redeemed                                          (20,826)            (11,714)            (169,405)           (84,183)
                                                  ------------------  ------------------  ------------------- -------------------

    Net increase                                             26,947              14,995              266,247              64,429
                                                  ==================  ==================  =================== ===================

-------------------

     ALLIANCE
   BERNSTEIN VP
  UTILITY INCOME
     PORTFOLIO
 ------------------
       2002
 ------------------
        (2)




$             (28)
             (440)

              (89)
 ------------------



             (557)
 ------------------




            66,915
 ------------------


            66,915
 ------------------

            66,358



 ------------------

$           66,358
 ==================


            10,944
           (4,731)
 ------------------

             6,213
 ==================




(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                          (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                AMERICAN CENTURY VP INCOME & GROWTH      AMERICAN CENTURY VP INTERNATIONAL
                                                            IV PORTFOLIO                             PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002               2001
                                                ------------------------ ------------  ----------------------- --------------
Schwab Signature Annuity:                                                    (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                  (147) $      (405)  $               (5,373) $      (4,323)
    Net realized gain (loss)                                   (44,823)       20,540                  192,385         41,512
    Change in net unrealized appreciation
       (depreciation) on investments                           (21,623)          467                 (44,358)         18,305
                                                ------------------------ ------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (66,593)       20,602                  142,654         55,494
                                                ------------------------ ------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           221,505       70,862                2,747,992        637,176
    Redemptions                                                (20,967)                           (4,966,584)          (971)
    Transfers between subaccounts, net                          396,010      (8,610)                2,501,681        163,033
                                                ------------------------ ------------  ----------------------- --------------

    Increase in net assets resulting from
       contract transactions                                    596,548       62,252                  283,089        799,238
                                                ------------------------ ------------  ----------------------- --------------

    Total increase in net assets                                529,955       82,854                  425,743        854,732

NET ASSETS:
    Beginning of period                                          82,854                               854,732
                                                ------------------------ ------------  ----------------------- --------------

    End of period                              $                612,809 $     82,854  $             1,280,475 $      854,732
                                                ======================== ============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               100,832       229,179               10,428,846      3,944,867
    Units redeemed                                             (27,918)     (220,325)             (10,336,464)    (3,841,549)
                                                ------------------------ ------------  ----------------------- --------------

    Net increase                                                 72,914        8,854                   92,382        103,318
                                                ======================== ============  ======================= ==============


   BERGER IPT-LARGE CAP GROWTH FUND
 --------------------------------------
          2002               2001
 --------------------------------------
                             (1)




$                 2,766$           717
               (58,573)           (49)

               (20,423)        (4,506)
 --------------------------------------



               (76,230)        (3,838)
 --------------------------------------


                 30,853         15,683
               (16,465)            (6)
                100,215        185,523
 --------------------------------------


                114,603        201,200
 --------------------------------------

                 38,373        197,362


                197,362
 --------------------------------------

$               235,735$       197,362
 ======================================


                 57,118         23,550
                (38,005)           (13)
 --------------------------------------

                 19,113         23,537
 ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       DELAWARE GPF PREMIUM SMALL CAP VALUE
                                                BERGER IPT-SMALL COMPANY GROWTH FUND                  SERIES
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002               2001
                                                -------------------------------------  --------------------------------------
Schwab Signature Annuity:                                                (1)                                         (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          (6,092)$           (2,613)  $                  (9,940)$    (1,651)
    Net realized gain (loss)                            (469,799)          (147,416)                       9,422     (2,231)
    Change in net unrealized appreciation
       (depreciation) on investments                    (101,403)             67,714                   (402,832)      49,505
                                                -------------------------------------  --------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (577,294)           (82,315)                   (403,350)      45,623
                                                -------------------------------------  --------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     250,767            874,953                     744,102     404,647
    Redemptions                                         (100,994)              (446)                   (192,656)     (1,647)
    Transfers between subaccounts, net                    104,731            285,844                   3,136,677     488,427
                                                -------------------------------------  --------------------------------------

    Increase in net assets resulting from
       contract transactions                              254,504          1,160,351                   3,688,123     891,427
                                                -------------------------------------  --------------------------------------

    Total increase (decrease) in net assets             (322,790)          1,078,036                   3,284,773     937,050

NET ASSETS:
    Beginning of period                                 1,078,036                                        937,050
                                                -------------------------------------  --------------------------------------

    End of period                              $          755,246$         1,078,036  $                4,221,823$    937,050
                                                =====================================  ======================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         2,129,841           227,182                     499,006     102,217
    Units redeemed                                      (2,077,255)          (92,427)                   (165,500)    (14,681))
                                                -------------------------------------  --------------------------------------

    Net increase                                           52,586            134,755                     333,506      87,536
                                                =====================================  ======================================


   DEUTSCHE ASSET MANAGEMENT VIT EAFE
            EQUITY INDEX FUND
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $               11,798 $       (3,167)
                    957         150,323

               (17,364)           6,989
  ---------------------- ---------------



                (4,609)         154,145
  ---------------------- ---------------


                582,789         144,536
            (2,412,295)         (1,718)
              2,670,281          57,783
  ---------------------- ---------------


                840,775         200,601
  ---------------------- ---------------

                836,166         354,746


                354,746
  ---------------------- ---------------

 $            1,190,912 $       354,746
  ====================== ===============


              4,786,536        4,070,923
             (4,643,589)      (4,027,706
  ---------------------- ---------------

                142,947          43,217
  ====================== ===============



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                DEUTSCHE ASSET MANAGEMENT VIT SMALL    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                           CAP INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002                2001
                                                ------------------ ------------------  -------------------------- -----------
Schwab Signature Annuity:                                                 (1)                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,913 $            3,296  $                      222 $        82
    Net realized gain (loss)                            (356,012)             13,764                    (38,769)     (5,329)
    Change in net unrealized appreciation
       (depreciation) on investments                     (19,362)             69,156                   (119,817)       5,115
                                                ------------------ ------------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                  (373,461)             86,216                   (158,364)       (132)
                                                ------------------ ------------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     632,685            254,976                     253,657     201,431
    Redemptions                                         (109,798)            (4,982)                    (16,681)
    Transfers between subaccounts, net                    517,638            455,649                     347,512      73,460
                                                ------------------ ------------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                            1,040,525            705,643                     584,488     274,891
                                                ------------------ ------------------  -------------------------- -----------

    Total increase in net assets                          667,064            791,859                     426,124     274,759

NET ASSETS:
    Beginning of period                                   791,859                                        274,759
                                                ------------------ ------------------  -------------------------- -----------

    End of period                              $        1,458,923 $          791,859  $                  700,883 $   274,759
                                                ================== ==================  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          705,194            113,979                      98,363      34,607
    Units redeemed                                       (600,492)           (35,668)                    (26,509)     (5,149)
                                                ------------------ ------------------  -------------------------- -----------

    Net increase                                          104,702             78,311                      71,854      29,458
                                                ================== ==================  ========================== ===========


     DREYFUS VIF SMALL CAP PORTFOLIO
  --------------------------------------
           2002               2001
  --------------------------------------
                              (1)




 $               (9,899)$           237
               (432,657)         42,238

                     312        (8,401)
  --------------------------------------



               (442,244)         34,074
  --------------------------------------


                 799,195        265,349
               (419,191)
                 784,884        477,796
  --------------------------------------


               1,164,888        743,145
  --------------------------------------

                 722,644        777,219


                 777,219
  --------------------------------------

 $             1,499,863$       777,219
  ======================================


                 977,568         79,656
                (866,115)          (194)
  --------------------------------------

                 111,453         79,462
  ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                    FEDERATED INTERNATIONAL EQUITY FUND     FEDERATED FUND
                                                                                     II                         FOR US
                                                                                                              GOVERNMENT
                                                                                                             SECURITIES II
                                                                    -------------------------------------  ------------------
                                                                           2002               2001               2002
                                                                    ------------------- -----------------  ------------------
Schwab Signature Annuity:                                                                     (1)                 (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                   $           (7,203) $         (1,732)  $         (22,759)
    Net realized gain (loss)                                                   568,165           268,862             225,377
    Change in net unrealized appreciation
       (depreciation) on investments                                             3,927               197             169,256
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting
       from operations                                                         564,889           267,327             371,874
                                                                    ------------------- -----------------  ------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                        2,463,735            28,028           4,730,729
    Redemptions                                                            (4,840,227)                             (452,597)
    Transfers between subaccounts, net                                       2,065,427         (281,358)           8,950,156
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                                 (311,065)         (253,330)          13,228,288
                                                                    ------------------- -----------------  ------------------

    Total increase in net assets                                               253,824            13,997          13,600,162

NET ASSETS:
    Beginning of period                                                         13,997                 0                   0
                                                                    ------------------- -----------------  ------------------

    End of period                                                  $           267,821 $          13,997  $       13,600,162
                                                                    =================== =================  ==================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                            16,245,780         3,286,191           2,066,174
    Units redeemed                                                        (16,203,153)       (3,284,411)           (793,183)
                                                                    =================== =================  ==================

    Net increase                                                                42,627             1,780           1,272,991
                                                                    =================== =================  ==================



       INVESCO VIF-HIGH YIELD FUND
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         182,779 $             85,596
          (71,035)             (28,024)

          (88,252)             (88,313)
  ----------------- --------------------



            23,492             (30,741)
  ----------------- --------------------


           675,854              380,294
          (65,165)
           344,423              451,609
  ----------------- --------------------



           955,112              831,903
  ----------------- --------------------

           978,604              801,162


           801,162                    0
  ----------------- --------------------

 $       1,779,766 $            801,162
  ================= ====================


           507,789              126,184
         (386,702)             (30,191)
  ================= ====================

           121,087               95,993
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on March 1, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         J.P. MORGAN SERIES TRUST II SMALL
                                                    INVESCO VIF-TECHNOLOGY FUND                    COMPANY FUND
                                                -------------------------------------  --------------------------------------
                                                       2002               2001               2002                 2001
                                                -------------------  ----------------  -----------------    -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $           (1,761)  $          (321)  $         (6,970)    $         (2,385)
    Net realized gain (loss)                             (150,174)            21,158          (326,403)              (7,486)
    Change in net unrealized appreciation
       (depreciation) on investments                      (24,856)           (7,018)           (73,263)               79,928
                                                -------------------  ----------------  -----------------    -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (176,791)            13,819          (406,636)               70,057
                                                -------------------  ----------------  -----------------    -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                      297,265            59,930            294,102              538,368
    Redemptions                                           (97,933)                             (58,068)              (5,887)
    Transfers between subaccounts, net                    (78,410)           240,067            105,147              752,626
                                                -------------------  ----------------  -----------------    -----------------

    Increase in net assets resulting from
       contract transactions                               120,922           299,997            341,181            1,285,107
                                                -------------------  ----------------  -----------------    -----------------

    Total increase (decrease) in net assets               (55,869)           313,816           (65,455)            1,355,164

NET ASSETS:
    Beginning of period                                    313,816                 0          1,355,164                    0
                                                -------------------  ----------------  -----------------    -----------------

    End of period                              $           257,947  $        313,816  $       1,289,709    $       1,355,164
                                                ===================  ================  =================    =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           511,043            97,791            636,427              165,283
    Units redeemed                                       (486,797)          (54,169)          (605,561)             (26,885)
                                                -------------------  ----------------  -----------------    -----------------

    Net increase                                            24,246            43,622             30,866              138,398
                                                ===================  ================  =================    =================


   JANUS ASPEN SERIES FLEXIBLE INCOME
                PORTFOLIO
  --------------------------------------
        2002                2001
  ------------------ -------------------
                            (1)




 $          393,930 $           155,014
             68,566               3,345

            444,767           (101,343)
  ------------------ -------------------



            907,263              57,016
  ------------------ -------------------


          2,641,920           2,421,082
          (614,379)            (33,087)
          4,503,236           2,816,568
  ------------------ -------------------


          6,530,777           5,204,563
  ------------------ -------------------

          7,438,040           5,261,579


          5,261,579                   0
  ------------------ -------------------

 $       12,699,619 $         5,261,579
  ================== ===================


          1,155,583             554,432
          (549,094)            (48,880)
  ------------------ -------------------

            606,489             505,552
  ================== ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 JANUS ASPEN SERIES WORLDWIDE GROWTH   OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                                              PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                      2002                 2001               2002                2001
                                                ------------------   ----------------- -------------------- -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                        $             (56)   $           (735) $            (5,745) $         (1,033)
    Net realized gain (loss)                            (223,834)             127,542            (334,851)             9,082
    Change in net unrealized appreciation
       (depreciation) on investments                     (83,139)              46,722             (88,077)             7,583
                                                ------------------   ----------------- -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (307,029)             173,529            (428,673)            15,632
                                                ------------------   ----------------- -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     883,127             989,690              827,346           188,097
    Redemptions                                       (2,311,071)             (2,662)             (61,129)          (40,027)
    Transfers between subaccounts, net                  2,078,397             195,462            1,669,270           407,608
                                                ------------------   ----------------- -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                              650,453           1,182,490            2,435,487           555,678
                                                ------------------   ----------------- -------------------- -----------------

    Total increase in net assets                          343,424           1,356,019            2,006,814           571,310

NET ASSETS:
    Beginning of period                                 1,356,019                   0               571,310                0
                                                ------------------   ----------------- -------------------- -----------------

    End of period                              $        1,699,443   $       1,356,019 $          2,578,124 $         571,310
                                                ==================   ================= ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       13,246,894           3,192,260            1,698,702           182,889
    Units redeemed                                   (13,135,749)         (3,032,066)          (1,407,209)         (122,609)
                                                ------------------   ----------------- -------------------- -----------------

    Net increase                                          111,145             160,194              291,493            60,280
                                                ==================   ================= ==================== =================


     PBHG INSURANCE SERIES LARGE CAP
            GROWTH PORTFOLIO
  --------------------------------------
       2002                 2001
  ---------------    -------------------
                            (1)




 $       (3,143)    $           (1,428)
        (48,700)                (4,100)

       (100,683)               (47,432)
  ---------------    -------------------



       (152,526)               (52,960)
  ---------------    -------------------


         171,796                369,749
         (8,827)
         399,600                112,161
  ---------------    -------------------


         562,569                481,910
  ---------------    -------------------

         410,043                428,950


         428,950                      0
  ---------------    -------------------

 $       838,993    $           428,950
  ===============    ===================


         122,116                 54,131
        (31,396)                (3,351)
  ---------------    -------------------

          90,720                 50,780
  ===============    ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                     PIMCO VIT HIGH
                                                                     YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                                                    ------------------  -------------------------------------
                                                                          2002                 2002               2001
                                                                    ------------------  -------------------  ----------------
Schwab Signature Annuity:                                                  (2)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $            2,692  $             1,799  $            400
    Net realized gain (loss)                                                    4,642             (41,008)                 4
    Change in net unrealized appreciation
       (depreciation) on investments                                            1,187             (28,186)             3,062
                                                                    ------------------  -------------------  ----------------

    Increase (decrease) in net assets
    resulting
       from operations                                                          8,521             (67,395)             3,466
                                                                    ------------------  -------------------  ----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                         187,754               83,444            12,573
    Redemptions                                                              (24,898)
    Transfers between subaccounts, net                                        119,955              150,029            62,775
                                                                    ------------------  -------------------  ----------------

    Increase in net assets resulting from
       contract transactions                                                  282,811              233,473            75,348
                                                                    ------------------  -------------------  ----------------

    Total increase in net assets                                              291,332              166,078            78,814

NET ASSETS:
    Beginning of period                                                             0               78,814                 0
                                                                    ------------------  -------------------  ----------------

    End of period                                                  $          291,332  $           244,892  $         78,814
                                                                    ==================  ===================  ================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                              142,655               54,259             8,357
    Units redeemed                                                          (115,807)             (27,376)              (16)
                                                                    ------------------  -------------------  ----------------

    Net increase                                                               26,848               26,883             8,341
                                                                    ==================  ===================  ================



   SCHWAB MARKETTRACK GROWTH PORTFOLIO
                   II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $          24,006 $             22,987
          (23,057)             (10,393)

         (202,464)               11,673
  ----------------- --------------------



         (201,515)               24,267
  ----------------- --------------------


           751,399              998,259
          (49,342)             (29,416)
           576,925             (35,314)
  ----------------- --------------------


         1,278,982              933,529
  ----------------- --------------------

         1,077,467              957,796


           957,796                    0
  ----------------- --------------------

 $       2,035,263 $            957,796
  ================= ====================


           181,729              128,232
          (26,844)             (27,028)
  ----------------- --------------------

           154,885              101,204
  ================= ====================

(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   SCHWAB MONEY MARKET PORTFOLIO             SCHWAB S&P 500 PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                 2002                2001
                                                ------------------ ------------------  -------------------- -----------------
Schwab Signature Annuity:                                                 (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          224,963 $          155,657  $             86,614 $          39,562
    Net realized loss                                                                            (738,100)          (38,840)
    Change in net unrealized appreciation
       (depreciation) on investments                                                           (1,527,207)           (5,488)
                                                ------------------ ------------------  -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                    224,963            155,657           (2,178,693)           (4,766)
                                                ------------------ ------------------  -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 104,479,922         39,291,694             4,365,468         2,769,232
    Redemptions                                      (17,214,502)        (2,620,295)             (860,987)          (30,817)
    Transfers between subaccounts, net               (41,102,214)       (13,715,429)             3,787,968         2,943,183
                                                ------------------ ------------------  -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                           46,163,206         22,955,970             7,292,449         5,681,598
                                                ------------------ ------------------  -------------------- -----------------

    Total increase in net assets                       46,388,169         23,111,627             5,113,756         5,676,832

NET ASSETS:
    Beginning of period                                23,111,627                  0             5,676,832                 0
                                                ------------------ ------------------  -------------------- -----------------

    End of period                              $       69,499,796 $       23,111,627  $         10,790,588 $       5,676,832
                                                ================== ==================  ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       42,793,549         15,873,254             1,616,988           678,818
    Units redeemed                                   (38,266,941)       (13,596,308)             (714,096)          (63,432)
                                                ------------------ ------------------  -------------------- -----------------

    Net increase                                        4,526,608          2,276,946               902,892           615,386
                                                ================== ==================  ==================== =================



    STRONG VIF MID-CAP GROWTH FUND II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         (5,924) $            (1,669)
         (135,806)             (43,051)

         (284,018)               16,695
  ----------------- --------------------



         (425,748)             (28,025)
  ----------------- --------------------


           204,080              321,561
          (27,141)              (4,725)
           569,747              406,517
  ----------------- --------------------


           746,686              723,353
  ----------------- --------------------

           320,938              695,328


           695,328                    0
  ----------------- --------------------

 $       1,016,266 $            695,328
  ================= ====================


           186,515              115,292
          (69,095)             (28,715)
  ----------------- --------------------

           117,420               86,577
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        ZURICH SCUDDER SVS I CAPITAL GROWTH
                                                   STRONG VIF OPPORTUNITY FUND II                    PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                 2002                2001
                                                ------------------------ ------------  -------------------------- -----------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (4,293) $      2,558  $                  (1,043) $     (279)
    Net realized gain (loss)                                  (366,411)      204,447                    (63,674)        (19)
    Change in net unrealized appreciation
       (depreciation) on investments                          (396,293)    (156,699)                    (83,490)      17,478
                                                ------------------------ ------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                        (766,997)       50,306                   (148,207)      17,180
                                                ------------------------ ------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                           840,046      703,225                     285,873      29,473
    Redemptions                                                (66,323)     (44,977)                   (176,030)
    Transfers between subaccounts, net                          679,079      881,246                     212,664     143,434
                                                ------------------------ ------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                                  1,452,802    1,539,494                     322,507     172,907
                                                ------------------------ ------------  -------------------------- -----------

    Total increase in net assets                                685,805    1,589,800                     174,300     190,087

NET ASSETS:
    Beginning of period                                       1,589,800                                  190,087
                                                ------------------------ ------------  -------------------------- -----------

    End of period                              $              2,275,605 $  1,589,800  $                  364,387 $   190,087
                                                ======================== ============  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               332,074       180,807                      83,739      21,737
    Units redeemed                                            (169,913)      (13,519)                    (46,239)         (6)
                                                ------------------------ ------------  -------------------------- -----------

    Net increase                                                162,161      167,288                      37,500      21,731
                                                ======================== ============  ========================== ===========


     ZURICH SCUDDER SVS II SMALL CAP
            GROWTH PORTFOLIO
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $              (1,794) $         (189)
               (75,106)           8,104

               (18,410)           (285)
  ---------------------- ---------------



               (95,310)           7,630
  ---------------------- ---------------


                 84,290           1,022
               (27,503)
                156,148         155,260
  ---------------------- ---------------


                212,935         156,282
  ---------------------- ---------------

                117,625         163,912


                163,912
  ---------------------- ---------------

 $              281,537 $       163,912
  ====================== ===============


              1,317,501          67,034
             (1,286,907)        (47,911)
  ---------------------- ---------------

                 30,594          19,123
  ====================== ===============


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                       (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                TOTAL SCHWAB SIGNATURE ANNUITY
                                                            ---------------------------------------
                                                                   2002                2001
                                                            -------------------  ------------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                    $           877,956  $          435,556
  Net realized gain (loss)                                         (3,330,601)             603,947
  Change in net unrealized appreciation
     (depreciation) on investments                                 (4,430,782)              26,798
                                                            -------------------  ------------------

  Increase (decrease) in net assets
  resulting
     from operations                                               (6,883,427)           1,066,301
                                                            -------------------  ------------------

CONTRACT TRANSACTIONS:
  Purchase payments                                                134,790,974          54,273,547
  Redemptions                                                     (35,523,664)         (2,922,187)
  Transfers between subaccounts, net                                  (55,238)            (46,924)
                                                            -------------------  ------------------

  Increase in net assets resulting from
     contract transactions                                          99,212,072          51,304,436
                                                            -------------------  ------------------

  Total increase in net assets                                      92,328,645          52,370,737

NET ASSETS:
  Beginning of period                                               52,370,737                   0
                                                            -------------------  ------------------

  End of period                                            $       144,699,382  $       52,370,737
                                                            ===================  ==================

CHANGES IN UNITS OUTSTANDING:
  Units issued                                                     104,061,932          34,168,950
  Units redeemed                                                  (93,611,628)        (28,756,024)
                                                            -------------------  ------------------

  Net increase                                             $        10,450,304  $        5,412,926
                                                            ===================  ==================


The accompanying notes are an integral part of these financial
statements.                                                                                                           (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

1.    ORGANIZATION
      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES
      Use of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions
      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.



3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:


      Schwab Select Annuity:                                   Purchases           Sales
                                                             --------------    ---------------

      Alger American Growth Portfolio                     $     11,367,850  $      22,333,512
      American Century VP International Portfolio               63,249,581         65,619,128
      Baron Capital Asset Fund                                  13,744,098          7,414,651
      Berger IPT-Small Company Growth Fund                       2,186,506          9,172,533
      Deutsche Asset Management VIT EAFE Equity Index           40,523,157         41,161,596
      Fund
      Deutsche Asset Management VIT Small Cap Index              7,336,972          6,123,249
      Fund
      Dreyfus VIF Appreciation Portfolio                       223,283,656        219,911,988
      Dreyfus VIF Growth & Income Portfolio                      1,894,251          4,379,573
      Federated American Leaders Fund II                         4,718,765          5,558,211
      Federated Fund for U.S. Government Securities II          41,297,458         28,970,840
      Federated Utility Fund II                                  1,478,191          1,588,504
      INVESCO VIF-Core Equity  Fund                              3,711,146         11,924,060
      INVESCO VIF-High Yield Fund                               11,116,181         11,312,999
      INVESCO VIF-Technology Fund                                3,566,744          5,938,698
      Janus Aspen Series Flexible Income Portfolio              35,176,419         24,926,563
      Janus Aspen Series Growth Portfolio                        2,225,767         17,557,264
      Janus Aspen Series International Growth Portfolio        155,377,052        160,720,479
      Janus Aspen Series Worldwide Growth Portfolio            197,520,553        212,526,835
      Montgomery Variable Series Growth Fund                       274,268          4,368,033
      Prudential Series Fund Equity Class II Portfolio             140,594            676,377
      Safeco RST Equity Portfolio                                1,452,335          4,996,903
      Safeco RST Growth Opportunities Portfolio                 16,457,542         19,466,878
      Schwab MarketTrack Growth Portfolio II                     5,124,623          5,081,470
      Schwab Money Market Portfolio                            274,361,307        297,882,486
      Schwab S & P 500 Portfolio                                29,358,681         35,899,759
      Strong Multi Cap Value Fund II                            27,196,308         26,587,903
      Universal Institutional Fund U.S. Real Estate             12,559,570          9,036,145
      Portfolio
      Zurich Scudder SVS I Capital Growth Portfolio                770,307          1,689,914
      Zurich Scudder SVS I Growth & Income Portfolio               754,966          1,730,204
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $  1,188,224,848  $   1,264,556,755
                                                             ==============    ===============




      Schwab Signature Annuity:                                Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $      1,840,231  $         369,417
      Alger American Growth Portfolio                            1,908,859            966,781
      Alliance VP Growth & Income Portfolio                      3,158,619            719,593
      Alliance VP Growth Portfolio                                 336,445            148,788
      Alliance Bernstein VP Real Estate Investment               4,792,727          1,633,071
      Portfolio
      Alliance Bernstein VP Utility Income Portfolio               116,010             49,114
      American Century VP Income & Growth IV Portfolio             793,987            197,517
      American Century VP International Portfolio               75,868,012         75,590,240
      Berger IPT-Large Cap Growth Fund                             365,582            248,203
      Berger IPT-Small Company Growth Fund                       8,959,747          8,655,099
      Delaware GPF Premium Small Cap Value Series                5,144,557          1,617,229
      Deutsche Asset Management VIT EAFE Equity Index           33,015,658         31,791,379
      Fund
      Deutsche Asset Management VIT Small Cap Index              5,701,692          4,784,057
      Fund
      Dreyfus VIF Growth & Income Portfolio                        778,823            194,058
      Dreyfus VIF Small Cap Portfolio                            7,756,210          6,601,125
      Federated International Equity Fund II                   106,248,022        106,216,442
      Federated Fund for U.S. Government Securities II          20,516,863          7,163,901
      INVESCO VIF-High Yield Fund                                4,128,869          3,095,603
      INVESCO VIF-Technology Fund                                2,196,360          1,983,408
      J.P. Morgan Series Trust II Small Company Fund             4,862,400          4,634,032
      Janus Aspen Series Flexible Income Portfolio              11,998,136          4,988,141
      Janus Aspen Series Worldwide Growth Portfolio             91,708,464         91,058,020
      Oppenheimer Global Securities Fund/VA                     12,883,487         10,453,518
      PBHG Insurance Series Large Cap Growth Portfolio             806,349            246,869
      Pimco VIT High Yield Portfolio                             1,503,266          1,219,382
      Safeco RST Equity Portfolio                                  440,643            208,440
      Schwab MarketTrack Growth Portfolio II                     1,488,702            214,898
      Schwab Money Market Portfolio                            385,608,278        339,598,491
      Schwab S & P 500 Portfolio                                11,006,473          3,696,082
      Strong VIF Mid-Cap Growth Fund II                          1,022,201            281,399
      Strong VIF Opportunity Fund II                             2,561,095          1,061,795
      Zurich Scudder SVS I Capital Growth Portfolio                645,102            323,616
      Zurich Scudder SVS II Small Cap Growth Portfolio           7,396,115          7,186,341
                                                             --------------    ---------------

      Total                                               $    817,557,984  $     717,196,049
                                                             ==============    ===============



4.      EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.


      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.    ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 for the Schwab Select Annuity and for each of the two years in the period ended December 31, 2002 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.



                                                                                                       BERGER           DEUTSCHE
                                                                                                     IPT-SMALL           ASSET
                                          ALGER AMERICAN    AMERICAN CENTURY                       COMPANY GROWTH    MANAGEMENT VIT
                                              GROWTH        VP INTERNATIONAL     BARON CAPITAL         FUND           EAFE EQUITY
                                            PORTFOLIO          PORTFOLIO          ASSET FUND                          INDEX FUND
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $     12.19        $      10.82       $     10.42       $      8.11       $      5.76

 Number of Units Outstanding                    2,113,428             684,511         1,568,750         1,078,339           645,901
 Net Assets (000's)                           $    25,771        $      7,404       $    16,353       $     8,741       $     3,718
 Total Return                                    (33.56%)            (21.05%)          (14.93%)          (49.70%)          (22.26%)

                 2001
---------------------------------------
 Ending Unit Value                            $     18.35        $      13.70       $     12.25       $     16.11       $      7.40

 Number of Units Outstanding                    2,859,914             756,485         1,057,192         1,702,960           589,568
 Net Assets (000's)                           $    52,489       $      10,364       $    12,954       $    27,440       $     4,366
 Total Return                                    (12.56%)            (29.78%)            11.39%          (34.04%)          (25.35%)

                 2000
---------------------------------------
 Ending Unit Value                            $     20.99        $      19.51       $     11.00       $     24.43       $      9.92

 Number of Units Outstanding                    3,090,861             808,346           655,329         1,876,729           290,653
 Net Assets (000's)                           $    64,886       $      15,773       $     7,209       $    45,853       $     2,883
 Total Return                                    (15.50%)            (17.54%)           (3.51%)           (7.36%)          (17.33%)

                 1999
---------------------------------------
 Ending Unit Value                            $     24.84        $      23.66       $     11.40       $     26.37       $     12.00

 Number of Units Outstanding                    2,200,675             602,867           502,097         1,072,037           161,396
 Net Assets (000's)                           $    54,671       $      14,264       $     5,723       $    28,268       $     1,937
 Total Return                                      32.55%              62.72%            14.00%            89.85%            20.00%

                 1998
---------------------------------------
 Ending Unit Value                            $     18.74        $      14.54                         $     13.89

 Number of Units Outstanding                    1,306,403             560,117                             428,983
 Net Assets (000's)                           $    24,487        $      8,147                         $     5,959
 Total Return                                      46.87%              17.73%                               1.02%



   DEUTSCHE ASSET
   MANAGEMENT VIT
   SMALL CAP INDEX
        FUND

  -----------------

        0.85



       $      8.85

           930,019
       $     8,228
          (21.30%)



       $     11.24

           843,685
       $     9,484
             1.27%



       $     11.10

           464,935
       $     5,162
           (4.72%)



       $     11.65

           203,338
       $     2,369
            16.50%












                                                                                                                        (Continued)



                                                                                   FEDERATED         FEDERATED
                                            DREYFUS VIF        DREYFUS VIF         AMERICAN        FUND FOR U.S.       FEDERATED
                                           APPRECIATION     GROWTH & INCOME      LEADERS FUND       GOVERNMENT       UTILITY FUND
                                            PORTFOLIO          PORTFOLIO              II           SECURITIES II          II
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      7.49        $       7.08       $     12.86       $     14.23       $      8.26

 Number of Units Outstanding                    1,123,321             479,690         1,404,975         5,341,399           208,766
 Net Assets (000's)                           $     8,416        $      3,398       $    18,098       $    75,984       $     1,724
 Total Return                                    (17.42%)            (25.89%)          (20.89%)             8.13%          (24.60%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.07        $       9.56       $     16.26       $     13.16       $     10.95

 Number of Units Outstanding                      880,333             778,050         1,491,691         4,482,043           238,710
 Net Assets (000's)                           $     7,987        $      7,440       $    24,283       $    58,968       $     2,615
 Total Return                                    (10.09%)             (6.66%)           (5.01%)             6.10%          (14.49%)

                 2000
---------------------------------------
 Ending Unit Value                            $     10.09        $      10.24       $     17.12       $     12.40       $     12.81

 Number of Units Outstanding                      474,144             264,684         1,211,956         3,179,462           260,840
 Net Assets (000's)                           $     4,784        $      2,714       $    20,780       $    39,417       $     3,340
 Total Return                                     (1.46%)             (4.57%)             1.48%            10.03%           (9.66%)

                 1999
---------------------------------------
 Ending Unit Value                            $     10.24        $      10.73       $     16.87       $     11.27       $     14.18

 Number of Units Outstanding                      245,395              49,371         1,441,835         2,809,027           280,957
 Net Assets (000's)                           $     2,513         $       534       $    24,346       $    31,648       $     3,985
 Total Return                                       2.40%               7.30%             5.77%           (1.40%)             0.78%

                 1998
---------------------------------------
 Ending Unit Value                                                                  $     15.95       $     11.43       $     14.07

 Number of Units Outstanding                                                          1,761,482         2,136,709           416,024
 Net Assets (000's)                                                                 $    28,117       $    24,427       $     5,852
 Total Return                                                                            16.68%             6.72%            13.01%


       INVESCO
   VIF-CORE EQUITY
    INCOME FUND

  -----------------

        0.85



       $     13.01

         1,584,575
       $    20,623
          (19.82%)



       $     16.22

         2,191,193
       $    35,560
           (9.72%)



       $     17.97

         2,043,703
       $    36,739
             3.99%



       $     17.28

         1,752,510
       $    30,299
            13.83%



       $     15.18

         1,638,804
       $    24,882
            14.39%


                                                                                                                      (Continued)


                                                                                JANUS ASPEN                          JANUS ASPEN
                                                                                  SERIES                               SERIES
                                              INVESCO           INVESCO          FLEXIBLE         JANUS ASPEN       INTERNATIONAL
                                          VIF-HIGH YIELD    VIF-TECHNOLOGY        INCOME         SERIES GROWTH     GROWTH PORTFOLIO
                                               FUND              FUND            PORTFOLIO         PORTFOLIO
                                         ----------------- -----------------  ----------------  ----------------  ------------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85              0.85              0.85              0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      9.50       $      1.58       $     12.27       $     11.05        $       7.98

 Number of Units Outstanding                    1,586,371         3,230,415         3,619,361         2,411,606           1,715,998
 Net Assets (000's)                           $    15,065       $     5,117       $    44,421       $    26,640        $     13,686
 Total Return                                     (2.13%)          (47.30%)             9.54%          (27.13%)            (26.22%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.70       $      3.01       $     11.20       $     15.16        $      10.81

 Number of Units Outstanding                    1,802,549         4,253,860         2,866,207         3,590,948           2,109,314
 Net Assets (000's)                           $    17,491       $    12,785       $    32,113       $    54,439        $     22,800
 Total Return                                    (15.69%)          (46.33%)             6.81%          (25.40%)            (23.88%)

                 2000
---------------------------------------
 Ending Unit Value                            $     11.51       $      5.60       $     10.49       $     20.32        $      14.20

 Number of Units Outstanding                    1,919,249         4,296,975         1,624,948         4,289,162           2,082,710
 Net Assets (000's)                           $    22,081       $    24,047       $    17,043       $    87,143        $     29,582
 Total Return                                    (12.40%)          (44.00%)             5.43%          (15.26%)            (16.67%)

                 1999
---------------------------------------
 Ending Unit Value                            $     13.14                         $      9.95       $     23.98        $      17.04

 Number of Units Outstanding                    2,003,863                             838,445         3,396,683             772,937
 Net Assets (000's)                           $    26,326                         $     8,347       $    81,453        $     13,174
 Total Return                                       8.33%                             (0.50%)            42.82%              70.40%

                 1998
---------------------------------------
 Ending Unit Value                            $     12.13                                           $     16.79

 Number of Units Outstanding                    1,867,862                                             1,979,076
 Net Assets (000's)                           $    22,654                                           $    33,242
 Total Return                                       0.33%                                                34.43%


    JANUS ASPEN
      SERIES
     WORLDWIDE
       GROWTH
    PORTFOLIO
  ----------------

       0.85



      $     12.49

        2,821,900
      $    35,252
         (26.13%)



      $     16.91

        3,763,889
      $    63,654
         (23.09%)



      $     21.99

        4,803,181
      $   105,639
         (16.39%)



      $     26.30

        4,259,845
      $   112,048
           63.05%



      $     16.13

        3,616,710
      $    58,337
           27.81%


                                                                                                                        (Continued)


                                            PRUDENTIAL                             SAFECO RST           SCHWAB
                                           SERIES FUND                               GROWTH          MARKETTRACK        SCHWAB MONEY
                                          EQUITY CLASS II       SAFECO RST        OPPORTUNITIES          GROWTH            MARKET
                                            PORTFOLIO       EQUITY PORTFOLIO       PORTFOLIO         PORTFOLIO II        PORTFOLIO
                                         ----------------- -------------------  -----------------  -----------------  --------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85                0.85               0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      6.76        $       9.27        $      7.77       $      12.22      $     12.32

 Number of Units Outstanding                       57,585             530,496            795,324            881,998       11,154,891
 Net Assets (000's)                            $      389        $      4,918        $     6,178       $     10,778      $   137,495
 Total Return                                    (23.28%)            (26.54%)           (38.20%)           (16.16%)            0.47%

                 2001
---------------------------------------
 Ending Unit Value                            $      8.81        $      12.62        $     12.57       $      14.57      $     12.26

 Number of Units Outstanding                      119,514             859,655          1,066,369            896,576       13,479,708
 Net Assets (000's)                           $     1,053       $      10,848       $     13,404       $     13,067      $   165,358
 Total Return                                    (12.35%)            (10.18%)             18.14%            (9.19%)            2.80%

                 2000
---------------------------------------
 Ending Unit Value                            $     10.05        $      14.05        $     10.64       $      16.05      $     11.93

 Number of Units Outstanding                      159,971             940,488            576,155            818,621       12,387,477
 Net Assets (000's)                           $     1,607       $      13,212        $     6,131       $     13,138      $   147,767
 Total Return                                       2.03%            (11.52%)            (6.99%)            (5.64%)            5.11%

                 1999
---------------------------------------
 Ending Unit Value                            $      9.85        $      15.88        $     11.44       $      17.01      $     11.35

 Number of Units Outstanding                       32,428           1,065,919            155,643            560,533        9,858,627
 Net Assets (000's)                            $      320       $      16,928        $     1,780       $      9,532      $   111,967
 Total Return                                     (1.50%)               8.40%             14.40%             18.62%            3.84%

                 1998
---------------------------------------
 Ending Unit Value                                               $      14.65                          $      14.34      $     10.93

 Number of Units Outstanding                                        1,168,094                               447,514        6,647,088
 Net Assets (000's)                                             $      17,116                          $      6,416      $    72,692
 Total Return                                                          23.84%                                12.12%            4.19%



      SCHWAB S&P 500
       PORTFOLIO
    -----------------

          0.85



        $     12.62

          6,117,652
        $    77,178
           (23.05%)



        $     16.40

          6,729,128
        $   110,371
           (12.90%)



        $     18.83

          5,933,342
        $   111,752
           (10.12%)



        $     20.95

          5,457,283
        $   114,346
             19.44%



        $     17.54

          4,084,150
        $    71,644
             27.01%

                                                                                                                        (Continued)


                                                                           UNIVERSAL         ZURICH SCUDDER     ZURICH SCUDDER
                                                      STRONG MULTI       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                    CAP VALUE FUND      FUND U.S. REAL      GROWTH PORTFOLIO   INCOME PORTFOLIO
                                                          II           ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:
Expenses as a % of net assets                            0.85                0.85                0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                                      $       7.27        $      12.06        $       6.34       $       6.09

 Number of Units Outstanding                               1,361,907           1,059,611             320,017            244,202
 Net Assets (000's)                                     $      9,923        $     12,782        $      2,029       $      1,488
 Total Return                                               (23.82%)             (1.57%)            (29.78%)           (23.74%)

                 2001
---------------------------------------
 Ending Unit Value                                      $       9.54        $      12.26        $       9.03       $       7.99

 Number of Units Outstanding                               1,463,902             830,637             438,902            376,108
 Net Assets (000's)                                     $     13,995        $     10,186        $      3,964       $      3,006
 Total Return                                                  3.24%               8.94%            (20.08%)           (12.07%)

                 2000
---------------------------------------
 Ending Unit Value                                      $       9.24        $      11.25        $      11.30       $       9.09

 Number of Units Outstanding                                 553,906             786,877             403,433            190,165
 Net Assets (000's)                                     $      5,146        $      8,860        $      4,557       $      1,728
 Total Return                                                  6.94%              26.98%            (10.60%)            (2.88%)

                 1999
---------------------------------------
 Ending Unit Value                                      $       8.64        $       8.86        $      12.64       $       9.36

 Number of Units Outstanding                                  91,471             347,481             186,640             61,409
 Net Assets (000's)                                      $       817        $      3,083        $      2,360        $       575
 Total Return                                               (13.60%)             (4.22%)              26.40%            (6.40%)

                 1998
---------------------------------------
 Ending Unit Value                                                          $       9.25

 Number of Units Outstanding                                                     308,021
 Net Assets (000's)                                                         $      2,854
 Total Return                                                                   (12.41%)

                                                                                                                    (Concluded)





                                             ALGER AMERICAN BALANCED
                                                   PORTFOLIO                 ALGER AMERICAN GROWTH PORTFOLIO
                                       -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      8.45       $      8.45       $      5.92       $      5.92

 Number of Units Outstanding                     53,444           169,538           147,192           137,994
 Net Assets (000's)                          $      452       $     1,432        $      872        $      816
 Total Return                                  (15.50%)          (15.50%)          (40.80%)          (40.80%)

                2001
--------------------------------------
 Ending Unit Value                          $      9.70       $      9.70       $      8.90       $      8.89

 Number of Units Outstanding                     10,478            44,719           110,022            53,244
 Net Assets (000's)                          $      102        $      434        $      979        $      474
 Total Return                                   (3.00%)           (3.00%)          (11.00%)          (11.10%)

                                                                                ALLIANCE BERNSTEIN VP REAL
                                          ALLIANCE VP GROWTH PORTFOLIO         ESTATE INVESTMENT PORTFOLIO
                                       -----------------------------------  ----------------------------------

Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      6.13       $      6.12       $     11.27       $     11.26

 Number of Units Outstanding                      8,011            33,931           218,785           111,891
 Net Assets (000's)                          $       49        $      208       $     2,465       $     1,260
 Total Return                                  (38.70%)          (38.80%)            12.70%            12.60%

                2001
--------------------------------------
 Ending Unit Value                          $      8.58       $      8.58       $     11.05       $     11.05

 Number of Units Outstanding                      3,673            11,322            48,102            16,327
 Net Assets (000's)                          $       32        $       97        $      532        $      180
 Total Return                                  (14.20%)          (14.20%)            10.50%            10.50%




      ALLIANCE VP GROWTH & INCOME
              PORTFOLIO
  -----------------------------------

        0.65              0.70



       $      7.27       $      7.26

           240,038           215,640
       $     1,745       $     1,567
          (27.30%)          (27.40%)



       $      9.39       $      9.38

            98,944            74,454
        $      929        $      699
           (6.10%)           (6.20%)

     ALLIANCE BERNSTEIN VP UTILITY
           INCOME PORTFOLIO
  -----------------------------------

        0.65              0.70



       $     10.68       $     10.68

               360             5,853
        $        4        $       62
             6.80%             6.80%



                                                                                                                     (Continued)



                                          AMERICAN CENTURY VP INCOME &             AMERICAN CENTURY VP
                                              GROWTH IV PORTFOLIO               INTERNATIONAL PORTFOLIO
                                       ----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      7.50       $      7.49        $      6.55       $      6.54

 Number of Units Outstanding                    35,723            46,045            111,688            84,012
 Net Assets (000's)                         $      268        $      345         $      731        $      549
 Total Return                                 (25.00%)          (25.10%)           (34.50%)          (34.60%)

                2001
-------------------------------------
 Ending Unit Value                         $      9.36       $      9.36        $      8.27       $      8.27

 Number of Units Outstanding                     3,158             5,696             76,030            27,288
 Net Assets (000's)                         $       30        $       53         $      629        $      226
 Total Return                                  (6.40%)           (6.40%)           (17.30%)          (17.30%)

                                        BERGER IPT-SMALL COMPANY GROWTH      DELAWARE GPF PREMIUM SMALL CAP
                                                     FUND                             VALUE SERIES
                                       ----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      4.03       $      4.03        $     10.03       $     10.02

 Number of Units Outstanding                   103,834            83,507            173,852           247,190
 Net Assets (000's)                         $      419        $      336        $     1,744       $     2,478
 Total Return                                 (59.70%)          (59.70%)              0.30%             0.20%

                2001
-------------------------------------
 Ending Unit Value                         $      8.00       $      8.00        $     10.71       $     10.70

 Number of Units Outstanding                    82,084            52,671             58,778            28,758
 Net Assets (000's)                         $      657        $      421         $      629        $      308
 Total Return                                 (20.00%)          (20.00%)              7.10%             7.00%



     BERGER IPT-LARGE CAP GROWTH
                FUND
  ----------------------------------

       0.65              0.70



      $      5.53       $      5.53

           23,980            18,670
       $      133        $      103
         (44.70%)          (44.70%)



      $      8.38       $      8.39

           14,808             8,729
       $      124        $       73
         (16.20%)          (16.10%)

    DEUTSCHE ASSET MANAGEMENT VIT
       EAFE EQUITY INDEX FUND
  ----------------------------------

       0.65              0.70



      $      6.40       $      6.39

          147,774            38,390
       $      946        $      245
         (36.00%)          (36.10%)



      $      8.21       $      8.21

           24,035            19,182
       $      197        $      157
         (17.90%)          (17.90%)


                                                                                                                        (Continued)


                                         DEUTSCHE ASSET MANAGEMENT VIT        DREYFUS VIF GROWTH & INCOME
                                             SMALL CAP INDEX FUND                      PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      7.98       $      7.97       $      6.92       $      6.92

 Number of Units Outstanding                    82,187           100,826            49,093            52,219
 Net Assets (000's)                         $      655        $      804        $      340        $      361
 Total Return                                 (20.20%)          (20.30%)          (30.80%)          (30.80%)

               2001
------------------------------------
 Ending Unit Value                         $     10.11       $     10.11       $      9.33       $      9.33

 Number of Units Outstanding                    36,498            41,813            10,283            19,175
 Net Assets (000's)                         $      369        $      423        $       96        $      179
 Total Return                                    1.10%             1.10%           (6.70%)           (6.70%)

                                        FEDERATED INTERNATIONAL EQUITY           FEDERATED FUND FOR US
                                                   FUND II                     GOVERNMENT SECURITIES II
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.03       $      6.03       $     10.69       $     10.68

 Number of Units Outstanding                    14,363            30,044           396,638           876,353
 Net Assets (000's)                         $       87        $      181       $     4,239       $     9,361
 Total Return                                 (39.70%)          (39.70%)             6.90%             6.80%

               2001
------------------------------------
 Ending Unit Value                         $      7.86       $      7.86

 Number of Units Outstanding                         2             1,778
 Net Assets (000's)                         $        -        $       14
 Total Return                                 (21.40%)          (21.40%)



    DREYFUS VIF SMALL CAP PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      7.87        $      7.85

           99,056             91,862
       $      779         $      721
         (21.30%)           (21.50%)



      $      9.79        $      9.77

           46,287             33,176
       $      453         $      324
          (2.10%)            (2.30%)


      INVESCO VIF-HIGH YIELD FUND
  ----------------------------------

       0.65               0.70



      $      8.20        $      8.19

          155,933             61,147
      $     1,279         $      501
         (18.00%)           (18.10%)



      $      8.34        $      8.36

           60,110             35,883
       $      501         $      300
         (16.60%)           (16.40%)

                                                                                                                         (Continued)



                                                                              J.P. MORGAN SERIES TRUST II
                                          INVESCO VIF-TECHNOLOGY FUND             SMALL COMPANY FUND
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      3.81       $      3.79       $      7.62       $      7.62

 Number of Units Outstanding                    50,271            17,597            75,297            93,967
 Net Assets (000's)                         $      191        $       67        $      574        $      716
 Total Return                                 (61.90%)          (62.10%)          (23.80%)          (23.80%)

               2001
------------------------------------
 Ending Unit Value                         $      7.19       $      7.19       $      9.79       $      9.79

 Number of Units Outstanding                    35,530             8,092            73,404            64,994
 Net Assets (000's)                         $      256        $       58        $      719        $      636
 Total Return                                 (28.10%)          (28.10%)           (2.10%)           (2.10%)

                                         JANUS ASPEN SERIES WORLDWIDE        OPPENHEIMER GLOBAL SECURITIES
                                               GROWTH PORTFOLIO                         FUND/VA
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.27       $      6.26       $      7.33       $      7.33

 Number of Units Outstanding                   120,211           151,128           101,358           250,415
 Net Assets (000's)                         $      753        $      946        $      743       $     1,835
 Total Return                                 (37.30%)          (37.40%)          (26.70%)          (26.70%)

               2001
------------------------------------
 Ending Unit Value                         $      8.47       $      8.46       $      9.48       $      9.48

 Number of Units Outstanding                    99,987            60,207            28,571            31,709
 Net Assets (000's)                         $      846        $      510        $      271        $      300
 Total Return                                 (15.30%)          (15.40%)           (5.20%)           (5.20%)


      JANUS ASPEN SERIES FLEXIBLE
           INCOME PORTFOLIO
  ----------------------------------

       0.65               0.70



      $     11.43        $     11.42

          466,619            645,422
      $     5,331        $     7,369
           14.30%             14.20%



      $     10.41        $     10.41

          229,005            276,547
      $     2,384        $     2,878
            4.10%              4.10%

    PBHG INSURANCE SERIES LARGE CAP
           GROWTH PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      5.93        $      5.93

           41,765             99,735
       $      248         $      591
         (40.70%)           (40.70%)



      $      8.45        $      8.45

           29,271             21,508
       $      247         $      182
         (15.50%)           (15.50%)


                                                                                                                        (Continued)




                                        PIMCO VIT HIGH YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.85       $     10.85       $      6.95       $      6.95

 Number of Units Outstanding                    18,423             8,425             4,202            31,022
 Net Assets (000's)                         $      200        $       91        $       29        $      216
 Total Return                                    8.50%             8.50%          (30.50%)          (30.50%)

               2001
------------------------------------
 Ending Unit Value                                                             $      9.45       $      9.45

 Number of Units Outstanding                                                           429             7,912
 Net Assets (000's)                                                             $        4        $       75
 Total Return                                                                      (5.50%)           (5.50%)


                                         SCHWAB MONEY MARKET PORTFOLIO          SCHWAB S&P 500 PORTFOLIO
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.22       $     10.21       $      7.11       $      7.10

 Number of Units Outstanding                 3,373,801         3,429,753           769,309           748,969
 Net Assets (000's)                        $    34,478       $    35,022       $     5,470       $     5,321
 Total Return                                    2.20%             2.10%          (28.90%)          (29.00%)

               2001
------------------------------------
 Ending Unit Value                         $     10.15       $     10.15       $      9.23       $      9.22

 Number of Units Outstanding                 1,500,043           776,903           428,098           187,288
 Net Assets (000's)                        $    15,228       $     7,884       $     3,950       $     1,727
 Total Return                                    1.50%             1.50%           (7.70%)           (7.80%)


       SCHWAB MARKETTRACK GROWTH
             PORTFOLIO II
  ----------------------------------

       0.65               0.70



      $      7.95        $      7.95

           89,844            166,245
       $      714        $     1,321
         (20.50%)           (20.50%)



      $      9.47        $      9.46

           64,405             36,799
       $      610         $      348
          (5.30%)            (5.40%)

    STRONG VIF MID-CAP GROWTH FUND
                  II
  ----------------------------------

       0.65               0.70



      $      4.98        $      4.98

           77,343            126,654
       $      386         $      630
         (50.20%)           (50.20%)



      $      8.03        $      8.03

           27,603             58,974
       $      222         $      474
         (19.70%)           (19.70%)


                                                                                                                        (Continued)



                                                                              ZURICH SCUDDER SVS I CAPITAL
                                        STRONG VIF OPPORTUNITY FUND II             GROWTH PORTFOLIO
                                      -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.91       $      6.90       $      6.15       $      6.15

 Number of Units Outstanding                   167,207           162,242            28,641            30,590
 Net Assets (000's)                        $     1,156       $     1,120        $      176        $      188
 Total Return                                 (30.90%)          (31.00%)          (38.50%)          (38.50%)

               2001
------------------------------------
 Ending Unit Value                         $      9.50       $      9.50       $      8.75       $      8.74

 Number of Units Outstanding                   113,694            53,594            13,756             7,975
 Net Assets (000's)                        $     1,081        $      509        $      120        $       70
 Total Return                                  (5.00%)           (5.00%)          (12.50%)          (12.60%)





    ZURICH SCUDDER SVS II SMALL CAP
           GROWTH PORTFOLIO
  -----------------------------------

       0.65               0.70



      $      5.67        $      5.66

           16,037             33,680
       $       91         $      191
         (43.30%)           (43.40%)



      $      8.57        $      8.57

           12,369              6,754
       $      106         $       58
         (14.30%)           (14.30%)




                                                                                       (Concluded)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

1. ORGANIZATION
        The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

        Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES Use of Estimates
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

       Security Transactions
        Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

        Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

        Federal Income Taxes

        The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Net Transfers

       Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

       Investment Income Ratio

       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.



3. PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

       Schwab Select Annuity:                                                Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Growth Portfolio                                 $        11,367,850  $           22,333,512
       American Century VP International Portfolio                              63,249,581              65,619,128
       Baron Capital Asset Fund                                                 13,744,098               7,414,651
       Berger IPT-Small Company Growth Fund                                      2,186,506               9,172,533
       Deutsche Asset Management VIT EAFE Equity Index Fund                     40,523,157              41,161,596
       Deutsche Asset Management VIT Small Cap Index Fund                        7,336,972               6,123,249
       Dreyfus VIF Appreciation Portfolio                                      223,283,656             219,911,988
       Dreyfus VIF Growth & Income Portfolio                                     1,894,251               4,379,573
       Federated American Leaders Fund II                                        4,718,765               5,558,211
       Federated Fund for U.S. Government Securities II                         41,297,458              28,970,840
       Federated Utility Fund II                                                 1,478,191               1,588,504
       INVESCO VIF-Core Equity  Fund                                             3,711,146              11,924,060
       INVESCO VIF-High Yield Fund                                              11,116,181              11,312,999
       INVESCO VIF-Technology Fund                                               3,566,744               5,938,698
       Janus Aspen Series Flexible Income Portfolio                             35,176,419              24,926,563
       Janus Aspen Series Growth Portfolio                                       2,225,767              17,557,264
       Janus Aspen Series International Growth Portfolio                       155,377,052             160,720,479
       Janus Aspen Series Worldwide Growth Portfolio                           197,520,553             212,526,835
       Montgomery Variable Series Growth Fund                                      274,268               4,368,033
       Prudential Series Fund Equity Class II Portfolio                            140,594                 676,377
       Safeco RST Equity Portfolio                                               1,452,335               4,996,903
       Safeco RST Growth Opportunities Portfolio                                16,457,542              19,466,878
       Schwab MarketTrack Growth Portfolio II                                    5,124,623               5,081,470
       Schwab Money Market Portfolio                                           274,361,307             297,882,486
       Schwab S & P 500 Portfolio                                               29,358,681              35,899,759
       Strong Multi Cap Value Fund II                                           27,196,308              26,587,903
       Universal Institutional Fund U.S. Real Estate Portfolio                  12,559,570               9,036,145
       Zurich Scudder SVS I Capital Growth Portfolio                               770,307               1,689,914
       Zurich Scudder SVS I Growth & Income Portfolio                              754,966               1,730,204
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $     1,188,224,848  $        1,264,556,755
                                                                          =================     ===================




       Schwab Signature Annuity:                                             Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Balanced Portfolio                               $         1,840,231  $              369,417
       Alger American Growth Portfolio                                           1,908,859                 966,781
       Alliance VP Growth & Income Portfolio                                     3,158,619                 719,593
       Alliance VP Growth Portfolio                                                336,445                 148,788
       Alliance Bernstein VP Real Estate Investment Portfolio                    4,792,727               1,633,071
       Alliance Bernstein VP Utility Income Portfolio                              116,010                  49,114
       American Century VP Income & Growth IV Portfolio                            793,987                 197,517
       American Century VP International Portfolio                              75,868,012              75,590,240
       Berger IPT-Large Cap Growth Fund                                            365,582                 248,203
       Berger IPT-Small Company Growth Fund                                      8,959,747               8,655,099
       Delaware GPF Premium Small Cap Value Series                               5,144,557               1,617,229
       Deutsche Asset Management VIT EAFE Equity Index Fund                     33,015,658              31,791,379
       Deutsche Asset Management VIT Small Cap Index Fund                        5,701,692               4,784,057
       Dreyfus VIF Growth & Income Portfolio                                       778,823                 194,058
       Dreyfus VIF Small Cap Portfolio                                           7,756,210               6,601,125
       Federated International Equity Fund II                                  106,248,022             106,216,442
       Federated Fund for U.S. Government Securities II                         20,516,863               7,163,901
       INVESCO VIF-High Yield Fund                                               4,128,869               3,095,603
       INVESCO VIF-Technology Fund                                               2,196,360               1,983,408
       J.P. Morgan Series Trust II Small Company Fund                            4,862,400               4,634,032
       Janus Aspen Series Flexible Income Portfolio                             11,998,136               4,988,141
       Janus Aspen Series Worldwide Growth Portfolio                            91,708,464              91,058,020
       Oppenheimer Global Securities Fund/VA                                    12,883,487              10,453,518
       PBHG Insurance Series Large Cap Growth Portfolio                            806,349                 246,869
       Pimco VIT High Yield Portfolio                                            1,503,266               1,219,382
       Safeco RST Equity Portfolio                                                 440,643                 208,440
       Schwab MarketTrack Growth Portfolio II                                    1,488,702                 214,898
       Schwab Money Market Portfolio                                           385,608,278             339,598,491
       Schwab S & P 500 Portfolio                                               11,006,473               3,696,082
       Strong VIF Mid-Cap Growth Fund II                                         1,022,201                 281,399
       Strong VIF Opportunity Fund II                                            2,561,095               1,061,795
       Zurich Scudder SVS I Capital Growth Portfolio                               645,102                 323,616
       Zurich Scudder SVS II Small Cap Growth Portfolio                          7,396,115               7,186,341
                                                                          -----------------     -------------------

       Total                                                           $       817,557,984  $          717,196,049
                                                                          =================     ===================




4. EXPENSES AND RELATED PARTY TRANSACTIONS

       Contract Maintenance Charge

       The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.


       Transfer Fees

       The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

       Deductions for Premium Taxes

        The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

       Deductions for Assumption of Mortality and Expense Risks

       The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

       If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

        A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 for the Schwab Select Annuity and for each of the two years in the period ended December 31, 2002 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2002, 2001, and 2000 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
January 27, 2003

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2002 AND 2001

====================================================================================================================================
(Dollars in Thousands)

                                                                             2002                      2001
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
  (amortized cost $9,910,662 and $9,904,453)                      $          10,371,152     $           10,116,175
  Common stock, at fair value (cost $102,862 and
    $74,107 )                                                                    90,188                     73,344
  Mortgage loans on real estate (net of allowances
    of $55,654 and $57,654)                                                     417,412                    613,453
  Real estate                                                                     3,735                     11,838
  Policy loans                                                                2,964,030                  3,000,441
  Short-term investments, available-for-sale (cost
    $709,592 and $427,398)                                                      709,804                    424,730
                                                                    -----------------------    ----------------------

      Total Investments                                                      14,556,321                 14,239,981

OTHER ASSETS:
  Cash                                                                          154,600                    213,731
  Reinsurance receivable
    Related party                                                                 3,104                      3,678
    Other                                                                       238,049                    278,674
  Deferred policy acquisition costs                                             267,846                    275,570
  Investment income due and accrued                                             133,166                    130,775
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $42,144 and $53,431)                                                         86,228                    132,988
  Premiums in course of collection (net of
     allowances of $12,011 and $22,217)                                          54,494                     99,811
  Deferred income taxes                                                          69,016                    112,912
  Other assets                                                                  754,869                    745,617
SEPARATE ACCOUNT ASSETS                                                      11,338,376                 12,584,661
                                                                    -----------------------    ----------------------








TOTAL ASSETS                                                      $          27,656,069     $           28,818,398
                                                                    =======================    ======================

                                                                                                    (Continued)









====================================================================================================================================

                                                                                      2002                2001
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         518,587    $        532,374
      Other                                                                         11,732,627          11,679,122
    Policy and contract claims                                                         378,995             401,389
    Policyholders' funds                                                               299,730             242,916
    Provision for policyholders' dividends                                              76,983              74,740
    Undistributed earnings on participating business                                   170,456             163,086
GENERAL LIABILITIES:
    Due to GWL                                                                          33,841              41,874
    Due to GWL&A Financial                                                             171,416             214,831
    Repurchase agreements                                                              323,200             250,889
    Commercial paper                                                                    96,645              97,046
    Other liabilities                                                                  850,757           1,064,996
SEPARATE ACCOUNT LIABILITIES                                                        11,338,376          12,584,661
                                                                                -----------------   -----------------
      Total Liabilities                                                             25,991,613          27,347,924
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         719,709             712,801
    Accumulated other comprehensive income                                             150,616              76,507
    Retained earnings                                                                  787,099             674,134
                                                                                -----------------   -----------------
      Total Stockholder's Equity                                                     1,664,456           1,470,474
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      27,656,069    $     28,818,398
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002                2001               2000
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         16,715   $         18,144    $        20,853
    Other (net of premiums ceded totaling
      $83,789, $82,028, and $115,404)                             1,103,380          1,185,495          1,311,713
  Fee income                                                        883,562            947,255            871,627
  Net investment income (expense)
    Related party                                                   (14,818)           (14,546)           (14,517)
    Other                                                           934,183            949,302            939,550
  Net realized gains on investments                                  41,626             46,825             28,283
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,964,648          3,132,475          3,157,509
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $50,974,
    $40,144, and $62,803)                                           936,215          1,029,495          1,122,560
  Increase in reserves                                               71,348             58,433             53,550
  Interest paid or credited to contractholders                      498,549            530,027            490,131
  Provision for policyholders' share of earnings
    on participating business                                         7,790              2,182              5,188
  Dividends to policyholders                                         78,851             76,460             74,443
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,592,753          1,696,597          1,745,872

  Commissions                                                       185,450            197,099            204,444
  Operating expenses (income):
    Related party                                                      (861)            (1,043)              (704)
    Other                                                           742,840            788,153            769,477
  Premium taxes                                                      30,714             36,911             45,286
  Special charges                                                                      127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,550,896          2,844,757          2,764,375

INCOME BEFORE INCOME TAXES                                          413,752            287,718            393,134
PROVISION FOR INCOME TAXES:
  Current                                                           126,222            136,965            108,509
  Deferred                                                            3,993            (41,993)            25,531
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                    130,215             94,972            134,040
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        283,537   $        192,746    $       259,094
                                                              ================   =================  =================



See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
===================================================================================================================
(Dollars in Thousands)

                                                                                                         Accumulated Other
                                                                                                           Comprehensive
                                                                                                     Income (Loss)
                                                                                        -----------------------------------------
                                                                        Additional         Unrealized               Minimum
                                       Preferred         Common           Paid-in        Gains (Losses)        Pension Liability
                                         Stock            Stock           Capital         on Securities           Adjustment
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, JANUARY 1, 2000          $             0 $       7,032     $       700,316 $          (84,861)   $                 0
   Net income
   Other comprehensive income                                                                   118,533

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                        15,052
Income tax benefit on stock
  compensation                                                                 2,336
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2000                      0         7,032             717,704             33,672                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    42,835

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                       (12,098)
Income tax benefit on stock
   compensation                                                                7,195
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2001                      0         7,032             712,801             76,507                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    86,993                (12,884)

Total comprehensive income

Dividends
Income tax benefit on stock
   compensation                                                                6,908
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2002        $             0 $       7,032     $       719,709 $          163,500    $           (12,884)
                                      ============    ==============    ============    ==================     ==================






                                              Retained
                                              Earnings           Total
                                            --------------    -------------
BALANCES, JANUARY 1, 2000                $     544,076     $     1,166,563
   Net income                                  259,094             259,094
   Other comprehensive income                                      118,533
                                                              -------------
Total comprehensive income                                         377,627
                                                              -------------
Dividends                                     (134,149)           (134,149)
Capital contributions -
  Parent stock options                                              15,052
Income tax benefit on stock
  compensation                                                       2,336
                                            --------------    -------------
BALANCES, DECEMBER 31, 2000                    669,021           1,427,429
                                            --------------    -------------
   Net income                                  192,746             192,746
   Other comprehensive income                                       42,835
                                                              -------------
Total comprehensive income                                         235,581
                                                              -------------
Dividends                                     (187,633)           (187,633)
Capital contributions adjustment -
  Parent stock options                                             (12,098)
Income tax benefit on stock
   compensation                                                      7,195
                                            --------------    -------------
BALANCES, DECEMBER 31, 2001                    674,134           1,470,474
                                            --------------    -------------
   Net income                                  283,537             283,537
   Other comprehensive income                                       74,109
                                                              -------------
Total comprehensive income                                         357,646
                                                              -------------
Dividends                                     (170,572)           (170,572)
Income tax benefit on stock
   compensation                                                      6,908
                                            --------------    -------------
BALANCES, DECEMBER 31, 2002              $     787,099     $     1,664,456
                                            ==============    =============



See notes to consolidated financial statements.







GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        283,537    $       192,746    $       259,094
  Adjustments to reconcile net income to net
    Cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                                 7,790              2,182              5,188
      Amortization of investments                                   (76,002)           (82,955)           (62,428)
      Net realized gains on investments                             (41,626)           (46,825)           (28,283)
      Depreciation and amortization (including
        Goodwill impairment in 2001)                                 37,639             62,101             41,693
      Deferred income taxes                                           3,993            (41,993)            25,531
      Stock compensation (adjustment)                                                  (12,098)            15,052
  Changes in assets and liabilities, net of Effects from acquisitions:
      Policy benefit liabilities                                    622,854            334,025            310,511
      Reinsurance receivable                                         41,199            (48,384)           (35,368)
      Receivables                                                    89,686            153,350           (128,382)
      Bank overdrafts                                               (41,901)           (29,121)           102,073
      Other, net                                                   (159,562)           157,228           (119,359)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   767,607            640,256            385,322
                                                              -----------------  -----------------  -----------------


















                                                                                                    (Continued)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
(Dollars in Thousands)
====================================================================================================================================

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                                            8,571
           Maturities and redemptions                                                                     323,728
         Available-for-sale
           Sales                                                  5,729,919          5,201,692          1,460,672
           Maturities and redemptions                             1,456,176          1,244,547            887,420
    Mortgage loans                                                  210,224            224,810            139,671
    Real estate                                                       3,570                                 8,910
    Common stock                                                      2,798             38,331             61,889
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                                                (100,524)
         Available-for-sale                                      (7,369,364)        (6,878,213)        (2,866,228)
    Mortgage loans                                                                                         (4,208)
    Real estate                                                      (2,768)            (3,124)           (20,570)
    Common stock                                                    (29,690)           (27,777)           (52,972)
    Corporate owned life insurance                                                    (100,000)
    Other, net                                                      (77,769)            95,808           (100,935)
    Acquisitions, net of cash acquired                                                                     82,214
                                                              -----------------  -----------------  -----------------

          Net cash used in investing activities            $        (76,904)   $      (203,926)   $      (172,362)
                                                              =================  =================  =================






                                                                                                    (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000,
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002               2001                2000
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (599,724)   $       (483,285)  $       (220,167)
  Due to GWL                                                        (8,033)             (1,207)             7,102
  Due to GWL&A Financial                                           (43,415)             45,245              3,665
  Dividends paid                                                  (170,572)           (187,633)          (134,149)
  Net commercial paper borrowings
    (repayments)                                                      (401)               (585)            97,631
  Net repurchase agreements borrowings
     (repayments)                                                   72,311             250,889            (80,579)
                                                             -----------------   ----------------   -----------------
      Net cash used in financing activities                       (749,834)           (376,576)          (326,497)
                                                             -----------------   ----------------   -----------------

NET (DECREASE) INCREASE IN CASH                                    (59,131)             59,754           (113,537)

CASH, BEGINNING OF YEAR                                            213,731             153,977            267,514
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        154,600    $        213,731   $        153,977
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $        164,863    $         59,895   $         78,510
    Interest                                                        16,697              17,529             21,060

Non-cash financing activity:
  Effect on capital - Parent stock options                                             (12,098)            15,052





See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
================================================================================
(Amounts in Thousands, except Share Amounts)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2001 and 2000 financial statements and related footnotes to conform to the 2002 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4. Investments in common stock are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $55,363 and $44,914 are included in other assets at December 31, 2002, and 2001, respectively. The Company capitalized, net of depreciation, $10,448, $6,896 and $17,309 of internal use software development costs for the years ended December 31, 2002, 2001 and 2000, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $38,707, $44,096, and $36,834 in 2002, 2001, and 2000, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $8,029,337 and $7,941,905 at December 31, 2002 and 2001, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,152,594 and $4,188,553 at December 31, 2002 and 2001, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,947,081 and $4,844,214 at December 31, 2002 and 2001,
       respectively. Participating business approximates 24.8%, 25.8%, and 28.6% of the Company's ordinary life insurance in force and 80.2%, 85.4%, and 85.2% of ordinary life insurance premium income for the years ended December 31, 2002, 2001, and 2000, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders of which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions (RSAT's), are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2002, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

       Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

       The Statements require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in earnings.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

       Hedge ineffectiveness of $177 and $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2002 and 2001, respectively.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $563 and $469 were reclassified to net investment income in 2002 and 2001, respectively. The Company estimates that $837 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.9%, 6.1%, and 6.2% in 2002, 2001, and 2000.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company did not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Technical Corrections - April 2002, the FASB issued Statement No. 145 "Rescission of FASB No. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provision of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

       Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business, which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL and, beginning in 2002, performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following represents revenue from related parties for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies, certificates in force and/or administered assets.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          892     $         186     $          120
      Administrative and underwriting revenue                           860             1,043                704

       At December 31, 2002 and 2001, due to GWL includes $8,503 and $16,536 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2002 and 2001, due to GWL&A Financial includes $(3,619) and $39,796 due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,976, $14,732, and $14,637 for the years ended December 31, 2002,
       2001, and 2000, respectively.

4.    ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        53,431   $        34,700    $        31,200
      Amounts acquired by reinsurance                                   6,207
      Provisions charged (reversed) to operations                      (7,544)           50,500              7,700
      Amounts written off - net                                        (9,950)          (31,769)            (4,200)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        42,144   $        53,431    $        34,700
                                                                 ==============    ===============    ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        22,217   $        18,700    $        13,900
      Amounts acquired by reinsurance                                   1,600
      Provisions charged (reversed) to operations                      (5,729)           29,642             14,500
      Amounts written off - net                                        (6,077)          (26,125)            (9,700)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        12,011   $        22,217    $        18,700
                                                                 ==============    ===============    ===============


5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2002 and 2001, the reinsurance receivable had a carrying value of $241,153 and $282,352, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:


                                                                                                         Percentage
                                                                                                         of Amount
                                                    Reinsurance       Reinsurance                         Assumed
                                    Direct             Ceded            Assumed            Net             to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2002:
        Life insurance in force:
          Individual         $     43,324,059  $     12,786,783   $     7,280,731        37,818,007        19.3%
          Group                    51,385,610                           7,186,698        58,572,308        12.3%
                                ---------------   ----------------  ----------------  ----------------
            Total            $     94,709,669  $     12,786,783   $    14,467,429   $    96,390,315
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        312,388  $         40,582   $        41,245   $       313,051        13.2%
          Accident/health             728,972            43,047           128,820           814,745        15.8%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,041,360  $         83,629   $       170,065   $     1,127,796
                                ===============   ================  ================  ================

      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250   $    42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================

      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================


6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       673,825    $      693,573    $       675,200
        Common stock                                                   3,272             4,882              1,584
        Mortgage loans on real estate                                 48,625            69,237             80,775
        Real estate                                                    2,815             1,113              1,863
        Policy loans                                                 209,608           200,533            191,320
        Other                                                          5,236             3,766                120
                                                                ---------------   ---------------    ---------------
                                                                     943,381           973,104            950,862
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,976, $14,732, and $14,637                              24,016            38,348             25,829
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       919,365    $      934,756            925,033
                                                                ===============   ===============    ===============

       Net realized gains (losses) on investments are as follows:
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        33,455    $       32,116    $       (16,752)
        Common stock                                                   1,639            13,052             33,411
        Mortgage loans on real estate                                  1,493             1,657              2,207
        Real estate                                                                                           490
        Provisions                                                     5,039                                8,927
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        41,626    $       46,825    $        28,283
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2002 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,304,614   $     43,929    $               $   1,348,543   $    1,348,543
      U.S. Government ABS                 491,183         16,310            1,785         505,708          505,708
      U.S. Government MBS                 385,764          5,957              149         391,572          391,572
      U.S. Government Other               445,281         19,589                4         464,866          464,866
      Credit tenant loans                 104,648         11,081                          115,729          115,729
      State and municipalities          1,019,049        100,256              194       1,119,111        1,119,111
      Foreign government                   42,182          1,038               61          43,159           43,159
      Corporate bonds                   2,771,977        182,787           53,534       2,901,230        2,901,230
      Mortgage-backed
        securities - CMO                   96,776         16,170               18         112,928          112,928
      Public utilities                    698,365         44,334           11,369         731,330          731,330
      Asset-backed securities           2,138,025         86,261           27,089       2,197,197        2,197,197
      Derivatives                          (3,422)        15,343                           11,921           11,921
      Collateralized mortgage
        obligation                        416,220         11,638                          427,858          427,858
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,910,662   $    554,693    $      94,203   $  10,371,152   $   10,371,152
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,182,723   $     18,025    $       5,767   $   1,194,981   $    1,194,981
      U.S. Government ABS                 463,028         11,422            1,153         473,297          473,297
      U.S. Government MBS                 345,979          2,537            2,840         345,676          345,676
      U.S. Government Other               559,932          8,878            1,810         567,000          567,000
      State and municipalities            935,758         35,462            3,955         967,265          967,265
      Foreign government                   26,466          1,824                           28,290           28,290
      Corporate bonds                   2,943,635        114,871           71,504       2,987,002        2,987,002
      Mortgage-backed
        securities - CMO                   97,136          7,020                          104,156          104,156
      Public utilities                    647,754         22,823            5,997         664,580          664,580
      Asset-backed securities           2,265,033         64,765           11,336       2,318,462        2,318,462
      Derivatives                           1,935         18,682                           20,617           20,617
      Collateralized mortgage
        obligation                        435,074          9,900              125         444,849          444,849
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,904,453   $    316,209    $     104,487   $  10,116,175   $   10,116,175
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2002, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized           Estimated
                                                            Cost             Fair Value
                                                       ----------------    ----------------
      Due in one year or less                       $         592,856             615,583
      Due after one year through five years                 2,509,745           2,684,171
      Due after five years through ten years                1,144,037           1,238,155
      Due after ten years                                     857,672             875,859
      Mortgage-backed securities                            2,177,144           2,254,479
      Asset-backed securities                               2,629,208           2,702,905
                                                       ----------------    ----------------
                                                    $       9,910,662          10,371,152
                                                       ================    ================

       Proceeds from sales of securities available-for-sale were $5,729,919, $5,201,692, and $1,460,672 during 2002, 2001, and 2000, respectively. The realized gains on such sales totaled $45,315, $42,299, and $8,015 for 2002, 2001, and 2000, respectively. The realized losses totaled $10,410, $10,186, and $24,053 for 2002, 2001, and 2000, respectively. During the years 2002, 2001, and 2000, held-to-maturity securities with amortized cost of $0, $0, and $8,571 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2002 and 2001, pursuant to fully collateralized securities lending arrangements, the Company had loaned $284,990 and $278,471 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market, credit and foreign exchange risk.

       The following table summarizes the 2002 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2002                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,122,000          7.64% - 11.65% (CMT)             02/03 - 01/05
      Interest Rate Swaps                      400,188              2.62% - 7.32%                02/03 - 11/09
      Credit Default Swaps                     128,157                   N/A                     02/03 - 11/07
      Foreign Currency
        Exchange Contracts                      27,585                   N/A                     06/05 - 11/06
      Options    Calls                         191,200                 Various                   05/04 - 06/07
                 Puts                           15,000                 Various                   03/07 - 03/07

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2001                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Caps              $      1,402,000           6.75% - 11.65% (CMT)              01/02 - 01/05
      Interest Rate Swaps                      365,018               3.13% - 7.32%                 01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                    N/A                      06/05 - 07/06
      Options    Calls                         191,300                  Various                    01/02 - 01/06
                 Puts                          131,000                  Various                    12/01 - 12/02

       CMT - Constant Maturity Treasury Rate

       The Company no longer actively invests in mortgage loans. The following is information with respect to impaired mortgage loans:

                                                                                    2002                2001
                                                                               ----------------    ----------------
      Loans, net of related allowance for credit losses of
        $20,917 and $13,018                                                 $           8,200   $           6,300
      Loans with no related allowance for credit losses                                 2,638               5,180
      Average balance of impaired loans during the year                                31,243              31,554
      Interest income recognized (while impaired)                                       2,007               1,617
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                                      2,249               1,744

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $40,302 and $56,258 at December 31, 2002 and 2001, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        57,654    $       61,242    $        77,416
      Provision for loan losses                                       (3,588)                              (8,927)
      Charge-offs                                                       (139)           (3,588)            (7,247)
      Recoveries                                                       1,727
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        55,654    $       57,654    $        61,242
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2002, commercial paper outstanding of $96,645 had maturities ranging from 3 to 66 days and interest rates ranging from 1.40% to 1.88%. At December 31, 2001, commercial paper outstanding of $97,046 had maturities from 4 to 63 days and an interest rates ranging from 1.91% to 2.55%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2002                                  2001
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    11,080,956   $     11,080,956   $     10,540,905  $     10,540,905
         Mortgage loans on real
           estate                                  417,412            429,907            613,453           624,102
         Policy loans                            2,964,030          2,964,030          3,000,441         3,000,441
         Common stock                               90,188             90,188             73,344            73,344

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,152,594          4,228,080          4,188,553         4,210,759
         Policyholders' funds                      299,730            299,730            242,916           242,916
         Due to GWL                                 33,841             32,366             41,874            41,441
         Due to GWL&A Financial                    171,416            173,376            214,831           214,831
         Commercial paper                           96,645             96,645             97,046            97,046
         Repurchase agreements                     323,200            323,200            250,889           250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $11,921 and $20,617 at December 31, 2002 and 2001, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2002.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $1,488 and $33 of liabilities in 2002 and 2001, respectively. Included in the net asset position for foreign currency exchange contracts are $2,518 and $127 of liabilities in 2002 and 2001, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2002, 2001, and 2000 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. Based on an accumulated pension benefit obligation of $167,552 at December 31, 2002, an additional minimum liability of $22,549 was recorded resulting in a net accrued benefit liability of $4,236 as of December 31, 2002. There was no additional minimum pension liability required to be recognized as of December 31, 2001 or 2000.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in projected benefit
      obligation
      Benefit obligation at beginning     $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
      of year
      Service cost                            8,977        8,093       7,062       3,516       3,331        2,305
      Interest cost                          11,407        9,718       9,475       3,138       3,303        2,167
      Acquisition of new employees                                                             7,823
      Amendments                                827                               (22,529)
      Actuarial (gain) loss                  20,679       (2,640)      2,510      (9,814)     11,401
      Benefits paid                          (6,364)      (5,213)     (4,614)       (930)     (1,015)        (682)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 186,047   $  150,521   $ 140,563   $  31,242    $ 57,861    $  33,018
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 187,661   $  193,511   $ 192,093   $            $           $
      Actual return on plan assets          (17,979)        (637)      6,032
      Benefits paid                          (6,364)      (5,213)     (4,614)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      163,318      187,661     193,511
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status              (22,729)      37,140      52,948      (31,242)    (57,861)     (33,018)
      Unrecognized net actuarial (gain)      51,943       (1,499)    (15,239)      4,361      14,659        3,430
      loss
      Unrecognized prior service cost         2,727        2,533       3,073      (9,392)      9,326        2,148
      Unrecognized net obligation or
      (asset)
        at transition                       (13,628)     (15,142)    (16,655)                 12,120       12,928
      Acquisition of GenAm employees                                                          (7,823)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost         18,313
      Additional minimum liability          (22,549)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid benefit cost/
        (accrued benefit liability)          (4,236)      23,032      24,127      (36,273)    (29,579)     (14,512)
      Intangible asset                        2,727
      Accumulated other comprehensive
        income adjustments                   19,822
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net amount recognized               $  18,313   $   23,032   $  24,127   $  (36,273)  $ (29,579)  $  (14,512)
                                            =========    =========   =========    =========   =========    ========





                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Components of net periodic
      benefit cost
      Service cost                        $   8,977   $    8,093   $   7,062   $   3,516    $  3,331    $   2,305
      Interest cost                          11,406        9,718       9,475       3,138       3,303        2,167
      Expected return on plan assets        (14,782)     (15,276)    (17,567)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            632          541         541         161         645          162
      Amortization of unrecognized
        prior service cost - GenAm                                                              (484)
      Amortization of gain from earlier
        periods                                             (467)       (879)                    172           34
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   4,719   $    1,095   $  (2,882)  $   7,623    $  7,775    $   5,476
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           6.75%        7.25%       7.50%        6.75%       7.25%        7.50%
      Expected return on plan assets          8.00%        8.00%       9.25%        8.00%       8.00%        9.25%
      Rate of compensation increase          3.92%         4.00%       5.00%       3.92%        4.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2002, 2001, or 2000.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2011. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             1,506     $             (1,166)
      Increase (decrease) on post-retirement benefit
        obligation                                                                2,221                   (1,907)

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2002, 2001, and 2000 totaled $7,257, $7,773, and $6,130, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,606 and $20,033 as of December 31, 2002 and 2001, respectively. The participant deferrals earn interest at 7.3% at December 31, 2002, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2002, 2001, and 2000 was $1,459, $1,434, and $1,358, respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2002, 2001, and 2000 was $2,527, $2,726, and $3,023,
       respectively. The total liability of $20,037 and $20,881 as of December 31, 2002 and 2001 is included in other liabilities.

11.   FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2002            2001             2000
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Reduction in tax contingency                                      (3.3)
      Investment income not subject
         to federal tax                                                 (1.3)           (1.7)            (0.9)
      Other, net                                                         1.1            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             31.5   %        33.0   %         34.1   %
                                                                  ============    ============     ============

       The Company has reduced its liability for tax contingencies due to the completion of the 1994 - 1996 Internal Revenue Service examination. The amount released was $13,810; however, $4,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2002 statement of income.

       Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2002 and 2001 are as follows:

                                                               2002                              2001
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred          Deferred         Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      231,679   $                 $      219,227   $
      Deferred policy acquisition costs                                   94,018                             96,567
      Deferred acquisition cost
        proxy tax                                     109,779                            119,052
      Investment assets                                                  149,958                             67,136
      Other                                                               28,466                             61,664
                                                  -------------    --------------    -------------    -------------
            Total deferred taxes               $      341,458   $        272,442  $      338,279   $        225,367
                                                  =============    ==============    =============    =============

       Amounts included for investment assets above include $86,907 and $40,122 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2002 and 2001, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.   OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        (7,486)    $          2,620    $          (4,866)
         Unrealized holding gains (losses) arising
            during the period                                   192,079              (67,290)             124,789
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (8,004)               2,802               (5,202)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   176,589              (61,868)             114,721
      Reserve and  DAC adjustment                               (42,681)              14,953              (27,728)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Net unrealized gains (losses)                     $       133,908     $        (46,915)   $          86,993
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Minimum pension liability adjustment                      (19,822)               6,938              (12,884)
                                                          -----------------    ----------------    -----------------
         Other comprehensive income                             114,086              (39,977)              74,109
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                          213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2002 and 2001, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2002, 2001, and 2000, respectively. Dividends of $170,572, $187,633, and $134,149 were paid on common stock in 2002, 2001, and 2000, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                               2002                2001                2000
                                          ----------------    ----------------    ---------------
                                            (Unaudited)
      Net income                       $        205,749    $        266,398    $        293,521
      Capital and surplus                     1,292,292           1,200,372           1,083,718

       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2002 were $1,292,292 and $208,194 [Unaudited], respectively. The Company should be able to pay up to $208,194 [Unaudited] of dividends in 2003.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2002, 2001, and 2000, stock available for award to Company employees under the Lifeco plan aggregated 3,917,344, 3,278,331, and 4,808,047 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004, and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 2001, 2000, and 1998 totaling 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2002, 2001, and 2000, 0, 7,750, and 13,250 of these options vested and accordingly, the Company recognized compensation expense of $0, $48, and $151, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                         2001                         2000
                                 -------------------------    -------------------------    -------------------------
                                   Options        WAEP          Options        WAEP         Options         WAEP
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1           6,398,149 $   11.66          7,675,551 $    9.91         6,867,098 $     9.20
        Granted                       174,500     22.16            947,500     22.28         1,386,503      14.88
        Exercised                   1,359,491      7.16          1,534,568      5.87           451,300       7.74
        Expired or
          canceled                    766,013     11.02            690,334     11.24           126,750      12.17
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Dec 31           4,447,145 $   13.66          6,398,149 $   11.66         7,675,551 $     9.91
                                 ============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                 2,121,638 $   11.67          2,602,480 $    8.08         3,077,998 $     7.11
                                 ============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year            $    7.46                   $     7.10                   $     5.00
                                 ============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2002:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $5.37 - 7.13                   696,076           3.55     $       5.43             696,076    $        5.43
      $10.27 - 17.04               2,735,569           5.88     $      12.67           1,256,325    $       13.74
      $21.70 - 23.66               1,015,500           8.79     $      21.96             169,237    $       21.94

       Of the exercisable Lifeco options, 1,941,364 relate to fixed option grants and 180,274 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                          2001                          2000
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
        Exercised                      70,000        2.21                                         215,054       3.30
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,                  0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                         0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========


       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $2,364, $2,092, and $1,799, in 2002, 2001, and 2000,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2002, 2001, and 2000, respectively: dividend yields of 2.453%, 2.27%, and 2.44%, expected volatility of 31.67%, 28.56%, and 29.57%, risk-free interest rates of 5.125%, 5.30%, and 6.61% and expected lives of 7 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Employee Benefits segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2002

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        960,191     $       159,904     $      1,120,095
         Fee income                                             660,423             223,139              883,562
         Net investment income                                   67,923             851,442              919,365
         Realized investment gains                                8,918              32,708               41,626
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,697,455           1,267,193            2,964,648
      Benefits and Expenses:
         Benefits                                               761,481             831,272            1,592,753
         Operating expenses                                     732,472             225,671              958,143
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,493,953           1,056,943            2,550,896
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  203,502             210,250              413,752
      Income taxes                                               67,198              63,017              130,215
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,304     $       147,233     $        283,537
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,491,857     $    13,064,464     $     14,556,321
      Other assets                                              605,029           1,156,343            1,761,372
      Separate account assets                                                    11,338,376           11,338,376
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      2,096,886     $    25,559,183     $     27,656,069
                                                          =================   =================   =================





       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,886     $       169,753     $      1,203,639
         Fee income                                             713,297             233,958              947,255
         Net investment income                                   65,474             869,282              934,756
         Realized investment gains (losses)                      15,638              31,087               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,828,295           1,304,180            3,132,475
      Benefits and Expenses:
         Benefits                                               858,945             837,652            1,696,597
         Operating expenses                                     775,018             246,102            1,021,120
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,633,963           1,083,754            2,717,717
      Income taxes                                               67,771              73,341              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         126,561             147,085              273,646
      Special charges (net of tax)                               80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         45,661     $       147,085     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,080,974     $    13,159,007     $     14,239,981
      Other assets                                              792,383           1,201,373            1,993,756
      Separate account assets                                                    12,584,661           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      1,873,357     $    26,945,041     $     28,818,398
                                                          =================   =================   =================

       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,319     $       190,247     $      1,332,566
         Fee income                                             648,329             223,298              871,627
         Net investment income                                   70,932             854,101              925,033
         Realized investment gains (losses)                      (2,998)             31,281               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,858,582           1,298,927            3,157,509
      Benefits and Expenses:
         Benefits                                               914,730             831,142            1,745,872
         Operating expenses                                     780,281             238,222            1,018,503
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,695,011           1,069,364            2,764,375
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  163,571             229,563              393,134
      Income taxes                                               57,078              76,962              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        106,493     $       152,601     $        259,094
                                                          =================   =================   =================





       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2002                2001                2000
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $       960,191     $      1,033,886    $      1,142,319
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     960,191            1,033,886           1,142,319
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            1,382                8,429               7,253
             Individual Insurance                             158,423              161,227             182,957
             401(K)                                                99                   97                  37
                                                                             ----------------    ----------------
                                                        -----------------
                  Total Financial Services                    159,904              169,753             190,247
                                                        -----------------
                                                                             ----------------    ----------------
      Total premium income                            $     1,120,095     $      1,203,639    $      1,332,566
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health
               (uninsured plans)                      $       660,423     $        713,297    $        648,329
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     660,423              713,297             648,329
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          117,952              119,793             111,201
             Individual Insurance                              18,152               17,888               8,117
             401(k)                                            87,035               96,277             103,980
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    223,139              233,958             223,298
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       883,562     $        947,255    $        871,627
                                                        =================    ================    ================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES:

      The Company enters into operating leases primarily for office space. As of December 31, 2002, minimum annual rental commitments on operating leases having initial or remaining non-cancellable lease terms in excess of one year during the years 2003 through 2007 were $26,323.4, $23,525.5, $22,069.9, $20,584.4 and $15,443.2, respectively, with $33,105.2 in minimum commitments thereafter.

                                  2003           2004          2005          2006           2007        Thereafter
                                ----------    -----------    ----------    ----------    -----------   -------------
      Related party notes
                             $             $              $             $   25,000.0  $              $   175,000.0
      Operating leases           26,323.4      23,525.5       22,069.9      20,584.4      15,443.2        33,105.2
                                ----------    -----------    ----------    ----------    -----------   -------------
      Total contractual
        obligations          $   26,323.4  $   23,525.5   $   22,069.9  $   45,584.4  $   15,443.2   $   208,105.2
                                ==========    ===========    ==========    ==========    ===========   =============

17.  COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements


         The financial statements for Great-West Life & Annuity Insurance Company (GWL&A) for the years ended December 31, 2002, 2001, and 2000 and for Variable Annuity-1 Series Account for the years ended December 31, 2002 and 2001 are included in the Statement of Additional Information.


         (b)      Exhibits


                  (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).


                  (2) Not applicable.


                  (3) Form of underwriting agreement between Depositor and Principal Underwriter is incorporated by reference to Depositor's Amendment No. 7 on Form S-1 filed on April 1, 2003 (File No. 333-11493).

                  (4) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                  (5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                  (6) Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No. 333-01153).


                  (7) Not applicable.


                  (8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(b) Form of participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(c) Form of participation agreement with Baron Capital Funds Trust, filed herewith.

                  (8)(d) Form of participation agreement with Dreyfus Variable Investment Fund, filed herewith; amendment to participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(e) Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(f) Form of participation agreement with INVESCO Variable Investment Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153).

                  (8)(g) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(h) Form of participation agreement with Prudential Series Fund, Inc., filed herewith.

                  (8)(i) Form of participation agreement with SAFECO Resource Trust, filed herewith; amendment to participation agreement with SAFECO Resource Trust is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(j) Form of participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(k) Form of participation agreement with Scudder Variable Life Investment Fund, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002; amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(l) Form of participation agreement with Strong Variable Insurance Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Strong Variable Insurance Funds is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                  (8)(m) Form of participation agreement with The Universal Institutional Funds, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153).

                  (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).


                  (10) (a) Written Consent of Jorden Burt LLP filed herewith as
                           Exhibit 10(a).

                       (b) Written Consent of Deloitte & Touche LLP filed
                           herewith as Exhibit 10(b).

                  (11)  Not Applicable.

                  (12)  Not Applicable.


                  (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

Item 25.  Directors and Officers of Depositor

                                                                                       Position
Name                                Principal Business Address                         -with Depositor
----                                --------------------------                         ----------------

James Balog                         2205 North Southwinds Boulevard, Apt. 307           Director
                                    Vero Beach, Florida  32963

James W. Burns, O.C.                        (7)                                         Director

Orest T. Dackow                             (3)                                         Director

Andre Desmarais                             (4)                                         Director

Paul Desmarais, Jr.                         (4)                                         Director

Robert Gratton                              (5)                                         Chairman


Kevin P. Kavanagh, C. M.                    (1)                                         Director

William Mackness                    696 Whitehaven Crescent                             Director
                                    London, Ontario N6G 4V4


William T. McCallum                         (3)                                         Director, President and
                                                                                        Chief Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited                       Director
                                    P.O. Box 130
                                    255 Commercial Street
                                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                         Director

Michel Plessis-Belair, F.C.A.               (4)                                         Director

Brian E. Walsh                      QVan Capital, LLC                                   Director
                                    1 Dock Street, 4th Floor
                                    Stamford, Connecticut  06902

John A. Brown                               (3)                                         Senior Vice President,
                                                                                        Financial Services

S. Mark Corbett                             (3)                                         Senior Vice President,
                                                                                        Investments

John R. Gabbert                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Donna A. Goldin                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Mitchell T.G. Graye                         (3)                                         Executive Vice President,
                                                                                        Chief Financial Officer

Wayne Hoffmann                              (3)                                         Senior Vice President,
                                                                                        Investments

D. Craig Lennox                             (6)                                         Senior Vice President,
                                                                                        General  Counsel and
                                                                                        Secretary

James C. Matura                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Charles P. Nelson                           (3)                                         Senior Vice President,
                                                                                        Financial Services

Deborah L. Origer-Bauroth                   (2)                                         Senior Vice President
                                                                                        Employee Benefits

Marty Rosenbaum                             (2)                                         Senior Vice President,
                                                                                        Employee Benefits

Richard F. Rivers                           (2)                                         Executive Vice President
                                                                                        Employee Benefits

Gregg E. Seller                             (3)                                         Senior Vice President,
                                                                                        Financial Services

Robert K. Shaw                              (3)                                         Senior Vice President,
                                                                                        Financial Services

Mark Stadler                                (3)                                         Senior Vice President,
                                                                                        Employee Benefits

George D. Webb                              (3)                                         Senior Vice President,
                                                                                        Financial Services

Douglas L. Wooden                           (3)                                         Executive Vice President,
                                                                                        Financial Services

Jay W. Wright                               (2)                                         Senior Vice President,
                                                                                        Employee Benefits




(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26.  Persons controlled by or under common control with the Depositor or
          --------------------------------------------------------------------
          Registrant
          ----------

         (State/Country of Organization) - Nature of Business


Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) -
                            Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) -
                                Holding Company
                        100.0% - GWL&A Financial Inc. (Delaware) -
                                 Holding Company
                        100.0% - Great-West Life & Annuity Capital I (Delaware)
                                 - Business Trust
                        100.0% - Great-West Life & Annuity Insurance Company
                                 (Colorado) - Life and Health Insurance Company 100.0% - First Great-West Life & Annuity
                                          Insurance Company (New York) - Life
                                          and Health Insurance Company
                                 100.0% - Advised Assets Group, LLC (Colorado)
                                          - Investment Adviser
                                 100.0% - Alta Health & Life Insurance Company
                                          (Indiana) - Life and Health Insurance
                                          Company
                                          100.0%  - Alta Agency, Inc. (New York)
                                                    - Insurance Agency
                                 100.0%  - BenefitsCorp, Inc. (Delaware) -
                                           Insurance Agency
                                           100.0%  - BenefitsCorp Equities, Inc.
                                                     (Delaware) - Securities
                                                     Broker/Dealer
                                           100.0% - BCC Corp of Wyoming, Inc.
                                                    (Wyoming) - Insurance Agency
                                 100.0%  - National Plan Coordinators of
                                           Delaware, Inc. (Delaware) - Third
                                           Party Administrator
                                           100.0%  - NPC Securities, Inc.
                                                     (California) - Securities
                                                     Broker/Dealer
                                           100.0%  - National Plan Coordinators
                                                     of Washington, Inc.
                                                     (Washington) - Third Party
                                                     Administrator
                                           100.0%  - P.C. Enrollment Services &
                                                     Insurance Brokerage, Inc.
                                                     (Massachusetts) - Insurance
                                                     Agency
                                 100.0%  - One Benefits, Inc. (Colorado) -
                                           Holding Company
                                           100.0% - One Health Plan of Alaska,
                                                    Inc. (Alaska) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of Arizona,
                                                    Inc. (Arizona) - Health
                                                    Maintenance Organization
                                           100.0% - One of Arizona, Inc.
                                                    (Arizona) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of
                                                    California, Inc.
                                                    (California) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Colorado,
                                                    Inc. (Colorado) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Florida,
                                                    Inc. (Florida) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Georgia,
                                                    Inc. (Georgia) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Illinois,
                                                    Inc. (Illinois) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Indiana,
                                                    Inc. (Indiana) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of
                                                    Kansas/Missouri, Inc.
                                                    (Kansas) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Maine,
                                                    Inc. (Maine) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of
                                                    Massachusetts, Inc.
                                                    (Massachusetts) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Michigan,
                                                    Inc. (Michigan) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of
                                                    Minnesota, Inc. (Minnesota)
                                                    - Preferred Provider
                                                    Organization
                                           100.0% - One Health Plan of Nevada,
                                                    Inc. (Nevada) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of New
                                                    Hampshire, Inc. (New
                                                    Hampshire) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of New
                                                    Jersey, Inc. (New Jersey) -
                                                    Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of New York,
                                                    Inc. (New York) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of North
                                                    Carolina, Inc. (North
                                                    Carolina) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Ohio,
                                                    Inc. (Ohio) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of Oregon,
                                                    Inc. (Oregon) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of
                                                    Pennsylvania, Inc.
                                                    (Pennsylvania) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan of South
                                                    Carolina, Inc. (South
                                                    Carolina) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of
                                                    Tennessee, Inc. (Tennessee)
                                                    - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of Texas,
                                                    Inc. (Texas) - Health
                                                    Maintenance Organization
                                           100.0% - One Health Plan, Inc.
                                                    (Vermont) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of Virginia,
                                                    Inc. (Virginia) - Preferred
                                                    Provider Organization
                                           100.0% - One Health Plan of
                                                    Washington, Inc.(Washington)
                                                    - Health Maintenance
                                                    Organization
                                           100.0% - One Health Plan of
                                                    Wisconsin, Inc. (Wisconsin)
                                                    - Preferred Provider
                                                    Organization
                                           100.0% - One Health Plan of Wyoming,
                                                    Inc. (Wyoming) - Preferred
                                                    Provider Organization
                                           100.0% - One Orchard Equities, Inc.
                                                    (Colorado) - Securities
                                                    Broker/Dealer
                                           100.0% - Financial Administrative
                                                    Services Corporation
                                                    (Colorado) - Third Party
                                                    Administrator
                                           100.0% - GWL Properties, Inc.
                                                    (Colorado) - Real Property
                                                    Corporation
                                            50.0% - Westkin Properties Ltd.
                                                    (California) - Real Property
                                                    Corporation
                                           100.0% - Great-West Benefit Services,
                                                    Inc.(Delaware) - Leasing
                                                    Company
                                            92.1% - Maxim Series Fund, Inc.
                                                    (Maryland) - Investment
                                                    Company
                                           100.0% - GW Capital Management, LLC
                                                    (Colorado) - Investment
                                                    Adviser
                                           100.0% - Orchard Capital Management,
                                                    LLC (Colorado) - Investment
                                                    Adviser
                                           100.0% - Greenwood Investments, LLC
                                                    (Colorado) - Securities
                                                    Broker/Dealer
                                            86.8% - Orchard Series Fund
                                                    (Delaware) - Investment
                                                    Company
                                           100.0% - Orchard Trust Company
                                                    (Colorado) - Trust Company

Item 27. Number of Contractowners


         As of March 31, 2003, there were 62 qualified contractowners and 10,273 non-qualified contractowners.


Item 28. Indemnification

         Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                             Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

         Section 7-109-101.  Definitions.

         As used in this Article:

         (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


         (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

         (3)      "Expenses" includes counsel fees.

         (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


         (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

         (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

         (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

         (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

                           (a) The person conducted himself or herself in good
                               faith; and

                           (b) The person reasonably believed:

                           (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                           (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and


                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

         (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph
                  (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

         (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

         (4)      A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or


                  (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

         (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

         Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

         (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes to the corporation a written affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;


                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

         (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

         (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105.  Court-Ordered Indemnification of Directors.

         (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described
                           Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106.  Determination and Authorization of Indemnification of
                    Directors.

         (1)      A corporation may not indemnify a director under
                  Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

         (2) The determinations required by subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

         (3)      If a quorum cannot be obtained as contemplated in paragraph
                  (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)      By the shareholders.

         (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and
                    Agents.

         (1)      Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

         A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

         (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

         (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

         If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------


         The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.





Item 29.     Principal Underwriter


             (a) BenefitsCorp Equities, Inc. ("BCE") is the distributor of securities of the Registrant. BCE also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, in addition to the FutureFunds Series Account, Maxim Series Account and COL VUL - 2 Series Account of the Depositor.

             (b) Directors and Officers of BCE

Charles P. Nelson                             (1)                 Chairman and President

Robert K. Shaw                                (1)                 Director

David G. McLeod                               (1)                 Director

Gregg E. Seller                      18101 Von Karman Ave.        Director and Senior Vice President
                                           Suite 1460
                                        Irvine, CA 92715

Jason R. Cavalier                             (1)                 Vice President

Thomas M. Connolly                    300 Broadacres Drive        Vice President
                                      Bloomfield, NJ 07003

William S. Harmon                             (1)                 Vice President

Kent A. Morris                    500 North Central, Suite 220    Vice President
                                       Glendale, CA 91203

Michael P. Sole                  One North LaSalle, Suite 3200    Vice President
                                       Chicago, IL 60602

Glen R. Derback                               (1)                 Treasurer

Beverly A. Byrne                              (1)                 Secretary

Teresa L. Buckley                             (1)                 Compliance Officer

--------------------------------------

                                                            ---



             (c) Commissions and other compensation received by Principal
                 Underwriter during registrant's last fiscal year:

                     Net
Name of         Underwriting      Compensation
Principal       Discounts and          on          Brokerage
Underwriter      Commissions       Redemption     Commissions   Compensation
-----------     -------------     ------------    -----------   ------------


BCE                  -0-              -0-             -0-           -0-




Item 30.     Location  of  Accounts and Records
             ----------------------------------


             All  accounts,   books, or   other    documents required to be
             maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 17th day of April, 2003.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                                  (Registrant)



                           By: /s/ William T. McCallum
                       -----------------------------------
                         William T. McCallum, President
                         and Chief Executive Officer of
                            Great-West Life & Annuity
                                Insurance Company


                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY
                                   (Depositor)



                           By: /s/ William T. McCallum
                       -----------------------------------
                         William T. McCallum, President
                           and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                     Date



/s/ R. Gratton*                                         April 17, 2003
---------------------------------------
Director and Chairman of the
Board (Robert Gratton)


/s/ William T. McCallum                                 April 17, 2003
---------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ M.T.G. Graye                                        April 17, 2003
--------------------------------------
Executive Vice President, Chief
Financial Officer (M.T.G. Graye)

Signature and Title                                     Date



/s/ James Balog*                                        April 17, 2003
--------------------------------------
Director (James Balog)



/s/ James W. Burns*                                     April 17, 2003
--------------------------------------
Director (James W. Burns)



/s/ Orest T. Dackow*                                    April 17, 2003
--------------------------------------
Director (Orest T. Dackow)




Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                April 17, 2003
---------------------------------------
Director (Paul Desmarais, Jr.)



/s/ Kevin P. Kavanagh*                                  April 17, 2003
---------------------------------------
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                   April 17, 2003
---------------------------------------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                               April 17, 2003
---------------------------------------
Director (Jerry E.A. Nickerson)



/s/ P. Michael Pitfield*                                April 17, 2003
---------------------------------------
Director (P. Michael Pitfield)

Signature and Title                                     Date


/s/ Michel Plessis-Belair*                              April 17, 2003
---------------------------------------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                     April 17, 2003
---------------------------------------
Director (Brian E. Walsh)



*By:     /s/ D.C. Lennox
         -----------------------------------
         D. C. Lennox
         Attorney-in-fact pursuant to Powers of Attorney filed with Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-4.

                                  Exhibit Table
                                    Form N-4


Exhibit

8(c)   Participation Agreement with Baron Capital Funds Trust.

8(d)   Participation Agreement with Dreyfus Variable Investment Fund.

8(h)   Participation Agreement with Prudential Series Fund, Inc.

8(i)   Participation Agreement with SAFECO Resource Trust.

10(a)  Written Consent of Jorden Burt LLP.

10(b)  Written Consent of Deloitte & Touche LLP.







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